UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2009

Date of reporting period: December 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.

Tax Managed International Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Financials - 19.2%
Capital Markets - 4.9%
3i Group PLC (a)	1,314,093	$5,146,089
Credit Suisse Group AG (a)	2,175,813	60,976,179
Deutsche Bank AG (a)	1,306,700	51,675,067
ICAP PLC (a)	2,522,689	10,648,817
Julius Baer Holding AG (a)	1,096,613	42,501,751
Man Group PLC (a)	10,703,941	36,823,132

		207,771,035

Commercial Banks - 7.5%
Australia & New Zealand Banking Group Ltd. (a)	1,642,400	17,731,694
Banco Santander Central Hispano SA (a)	3,936,657	38,030,841
Barclays PLC (a)	10,539,300	23,954,617
BNP Paribas SA (a)	672,400	29,023,814
Canadian Imperial Bank of Commerce/Canada (a)	257,000	10,635,990
Credit Agricole SA (a)	2,125,053	23,868,874
HBOS PLC (a)(b)	18,190,186	26
HBOS PLC (a)	13,144,148	13,606,450
HSBC Holdings PLC (a)	4,270,600	41,797,124
Lloyds TSB Group PLC (a)(b)	1,523,145	2
Lloyds TSB Group PLC (a)	3,503,900	6,631,895
National Australia Bank Ltd. (a)	689,021	10,129,748
Nordea Bank AB (a)	1,135,400	8,092,769
Royal Bank of Scotland Group PLC (London Virt-X) (a)	18,006,924	13,255,353
Societe Generale-Class A (a)	502,253	25,480,775
Standard Chartered PLC (a)	1,816,351	23,242,083
Sumitomo Mitsui Financial Group, Inc. (a)	7,531	31,237,242

		316,719,297

Consumer Finance - 0.1%
ORIX Corp. (a)	116,030	6,625,411

Diversified Financial Services - 1.1%
Deutsche Boerse AG (a)	272,820	19,738,255
ING Group (a)	2,450,963	26,975,144

		46,713,399

Insurance - 5.4%
Allianz SE (a)	410,000	43,624,283
Aviva PLC (a)	4,731,307	26,809,874
Fondiaria-Sai SpA (ordinary shares) (a)	479,686	8,756,389
Muenchener Rueckversicherungs AG (a)	434,100	67,393,058
QBE Insurance Group Ltd. (a)	3,224,856	58,283,824
Zurich Financial Services AG (a)	104,158	22,756,535

		227,623,963

Real Estate Management & Development - 0.2%
Lend Lease Corp. Ltd. (a)	1,556,800	7,844,690

		813,297,795

Health Care - 13.2%
Biotechnology - 0.6%
Actelion Ltd. (a)(b)	202,520	11,456,861
CSL Ltd./Australia (a)	589,654	13,905,126

		25,361,987

Health Care Equipment & Supplies - 0.3%
Alcon, Inc.	135,200	12,058,488

Health Care Providers & Services - 1.1%
Celesio AG (a)	385,300	10,425,279
Fresenius Medical Care AG (a)	758,661	34,876,976

		45,302,255

Pharmaceuticals - 11.2%
AstraZeneca PLC	834,400	34,135,598
Bayer AG (a)	1,198,495	69,834,433
GlaxoSmithKline PLC (a)	5,035,880	93,655,859
Novartis AG (a)	2,792,850	139,869,874
Novo Nordisk A/S-Class B (a)	1,002,277	51,701,313
Roche Holding AG (a)	261,195	40,437,445
Sanofi-Aventis SA (a)	683,573	43,723,489

		473,358,011

		556,080,741

Energy - 12.9%
Oil, Gas & Consumable Fuels - 12.9%
BG Group PLC	4,243,020	58,729,979
BP PLC (a)	8,828,600	68,151,685
ENI SpA (a)	2,103,040	50,606,828
Imperial Oil Ltd. (a)	439,900	14,606,319
Nexen, Inc. (a)	578,513	10,051,927
Nippon Mining Holdings, Inc. (a)	3,496,000	15,169,647
Oil Search Ltd. (a)	3,748,324	12,273,932
Petro-Canada (a)	766,800	16,596,919
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A (a)	2,893,316	76,498,102
Royal Dutch Shell PLC (London Virt-X)-Class A (a)	2,175,939	57,168,580
StatoilHydro ASA	4,359,550	72,912,503
Total SA (a)	1,706,968	93,847,722

		546,614,143

Telecommunication Services - 10.5%
Diversified Telecommunication Services - 6.4%
BCE, Inc. (a)	141,800	2,886,540
Deutsche Telekom AG-Class W (a)	4,289,237	64,850,307
France Telecom SA (a)	680,700	18,972,950
Nippon Telegraph & Telephone Corp. (a)	5,015	25,891,009
Telecom Corp. of New Zealand Ltd. (a)	8,989,700	12,029,419
Telecom Italia SpA (ordinary shares) (a)	11,849,900	19,495,139
Telecom Italia SpA (savings shares) (a)	6,750,400	7,685,736
Telefonica SA (a)	4,481,334	101,151,206
TELUS Corp.-Class G (a)	632,600	17,883,953

		270,846,259

Wireless Telecommunication Services - 4.1%
KDDI Corp. (a)	2,157	15,401,612
NTT Docomo, Inc. (a)	22,054	43,409,210
Vodafone Group PLC (a)	55,296,860	113,228,532

		172,039,354

		442,885,613

Consumer Staples - 10.0%
Beverages - 0.3%
Pernod-Ricard SA (a)	159,900	11,878,637

Food & Staples Retailing - 2.9%
Aeon Co. Ltd. (a)	1,224,600	12,332,585
Delhaize Group (a)	224,800	13,896,376
Koninklijke Ahold NV (a)	2,597,906	32,013,772
Seven & I Holdings Co. Ltd. (a)	363,200	12,483,753
Tesco PLC	10,096,138	52,570,780

		123,297,266

Food Products - 3.8%
Associated British Foods PLC (a)	2,343,472	24,670,495
Nestle SA (a)	2,437,327	96,513,544
Unilever PLC (a)	1,754,444	40,299,155

		161,483,194

Household Products - 1.4%
Reckitt Benckiser PLC (a)	1,560,853	58,486,543

Tobacco - 1.6%
British American Tobacco PLC (a)	2,618,281	68,302,648

		423,448,288

Materials - 8.1%
Chemicals - 2.6%
BASF SE (a)	806,500	31,335,478
Mitsubishi Chemical Holdings Corp. (a)	5,429,500	24,058,645
Mitsui Chemicals, Inc. (a)	3,197,000	11,880,270
Solvay SA-Class A (a)	111,400	8,272,178
Syngenta AG (a)	183,088	35,567,685

		111,114,256

Construction Materials - 0.7%
CRH PLC	1,183,838	30,437,594

Containers & Packaging - 0.3%
Amcor Ltd. (a)	3,145,695	12,783,486

Metals & Mining - 3.8%
Anglo American PLC (a)	540,300	12,609,030
Antofagasta PLC (a)	613,400	3,842,396
ArcelorMittal (Euronext Amsterdam) (a)	567,200	13,672,243
ArcelorMittal (Euronext Paris) (a)	225,207	5,458,875
Barrick Gold Corp. (a)	400,900	14,519,432
BHP Billiton Ltd. (a)	1,449,800	30,799,807
BHP Billiton PLC	1,818,768	35,276,044
Inmet Mining Corp. (a)	183,500	2,910,433
JFE Holdings, Inc. (a)	694,500	18,456,877
Kazakhmys PLC (a)	618,336	2,110,689
Rio Tinto PLC (a)	639,128	14,205,612
Voestalpine AG (a)	296,700	6,410,175

		160,271,613

Paper & Forest Products - 0.7%
Stora Enso Oyj-Class R (a)	829,729	6,572,719
Svenska Cellulosa AB-Class B (a)	2,601,000	22,583,010

		29,155,729

		343,762,678

Consumer Discretionary - 7.1%
Auto Components - 0.8%
Bridgestone Corp. (a)	733,600	11,003,713
Compagnie Generale des Etablissements Michelin-Class B (a)	462,100	24,414,456

		35,418,169

Automobiles - 3.3%
Bayerische Motoren Werke AG (a)	584,200	17,937,993
Honda Motor Co. Ltd. (a)	999,000	21,277,373
Isuzu Motors Ltd. (a)	7,460,000	9,639,525
Nissan Motor Co. Ltd. (a)	5,378,900	19,351,290
Renault SA (a)	1,032,300	26,938,951
Toyota Motor Corp. (a)	1,293,500	42,760,941

		137,906,073

Hotels, Restaurants & Leisure - 0.5%
Compass Group PLC (a)	2,139,780	10,672,535
TUI AG (a)	718,500	8,535,571

		19,208,106

Household Durables - 1.0%
Persimmon PLC (a)	548,965	1,835,379
Sharp Corp. (a)	2,987,000	21,531,749
Sony Corp. (a)	854,900	18,698,282

		42,065,410

Media - 1.2%
Lagardere SCA (a)	607,300	24,673,527
SES SA (FDR) (a)	1,445,235	28,009,366

		52,682,893

Specialty Retail - 0.3%
Kingfisher PLC (a)	7,167,500	14,119,418

		301,400,069

Industrials - 6.9%
Aerospace & Defense - 1.8%
BAE Systems PLC (a)	10,310,020	56,108,453
European Aeronautic Defence & Space Co., NV (a)	1,245,770	21,097,572

		77,206,025

Airlines - 1.1%
Air France-KLM (a)	331,505	4,275,182
Deutsche Lufthansa AG (a)	1,722,000	28,316,331
Qantas Airways Ltd. (a)	8,225,931	15,154,686

		47,746,199

Electrical Equipment - 0.2%
Furukawa Electric Co. Ltd. (a)	1,677,000	8,183,933

Industrial Conglomerates - 0.3%
Siemens AG (a)	187,900	14,145,759

Machinery - 0.9%
Atlas Copco AB-Class A (a)	1,611,900	14,182,268
Vallourec (a)	95,500	10,858,360
Volvo AB-Class B (a)	2,321,750	13,212,630

		38,253,258

Trading Companies & Distributors - 2.4%
Mitsubishi Corp. (a)	3,221,900	45,635,180
Mitsui & Co. Ltd. (a)	5,177,000	53,221,451

		98,856,631

Transportation Infrastructure - 0.2%
Macquarie Infrastructure Group (a)	6,681,582	8,009,286

		292,401,091

Utilities - 6.3%
Electric Utilities - 3.1%
E.ON AG (a)	2,934,510	115,229,928
The Tokyo Electric Power Co., Inc. (a)	481,000	16,056,619

		131,286,547

Multi-Utilities - 3.2%
Atco Ltd. (a)	203,000	6,248,684
Centrica PLC (a)	3,499,425	13,472,095
GDF Suez (a)	1,404,437	69,712,172
National Grid PLC (a)	2,962,100	29,269,801
RWE AG (a)	170,590	15,151,291

		133,854,043

		265,140,590

Information Technology - 4.9%
Communications Equipment - 1.5%
Nokia OYJ (a)	2,364,600	37,106,220
Telefonaktiebolaget LM Ericsson-Class B (a)	3,603,000	28,088,537

		65,194,757

Computers & Peripherals - 1.4%
Fujitsu Ltd. (a)	5,793,000	28,165,575
Toshiba Corp. (a)	7,366,000	30,309,535

		58,475,110

Electronic Equipment, Instruments & Components - 0.5%
Hitachi High-Technologies Corp. (a)	443,400	7,100,547
Hitachi Ltd. (a)	4,003,000	15,535,311

		22,635,858

Office Electronics - 0.5%
Canon, Inc. (a)	635,100	20,122,859

Software - 1.0%
Nintendo Co. Ltd. (a)	110,500	42,227,756

		208,656,340

Total Common Stocks (cost $5,907,405,410)		4,193,687,348

RIGHTS - 0.0%
Financials - 0.0%
Diversified Financial Services - 0.0%
Fortis (a)(b)	1,354,732	2

Total Investments - 99.1% (cost $5,907,405,410)		4,193,687,350
Other assets less liabilities - 0.9%		38,559,844

Net Assets - 100.0%		$4,232,247,194

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	98	March 2009	$3,351,403	$3,337,508	$(13,895)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 3/16/09	58,675	$36,878,998	$40,631,833	$3,752,835

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Euro settling 3/16/09	27,946	$38,464,315	$38,750,909	$286,594
Euro settling 3/16/09	9,963	13,712,874	13,815,048	102,174
Japanese Yen settling 3/16/09	5,092,742	51,284,876	56,262,811	4,977,935
Japanese Yen settling 3/16/09	6,953,889	72,207,836	76,824,104	4,616,268
Japanese Yen settling 3/16/09	33,948,289	370,065,067	375,048,680	4,983,613
New Zealand Dollar settling 3/16/09	42,447	21,978,632	24,597,610	2,618,978
New Zealand Dollar settling 3/16/09	88,388	49,575,945	51,219,958	1,644,013
Swedish Krona settling 3/16/09	225,512	26,787,352	28,490,943	1,703,591
Sale Contracts:
British Pound settling 3/16/09	37,160	56,505,347	53,345,437	3,159,910
British Pound settling 3/16/09	47,564	73,263,781	68,281,011	4,982,770
British Pound settling 3/16/09	136,805	199,130,212	196,391,887	2,738,325
Canadian Dollar settling 3/16/09	26,699	21,494,703	21,631,263	(136,560)
Canadian Dollar settling 3/16/09	62,842	48,766,520	50,913,960	(2,147,440)
Euro settling 3/16/09	9,963	12,492,755	13,815,047	(1,322,292)
Swedish Krona settling 3/16/09	535,835	65,976,044	67,696,816	(1,720,772)
Swedish Krona settling 3/16/09	225,512	27,766,737	28,490,943	(724,206)
Swiss Franc settling 3/16/09	32,456	27,177,572	30,517,437	(3,339,865)
Swiss Franc settling 3/16/09	123,270	101,559,604	115,907,212	(14,347,608)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $4,141,538,944.
(b)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

FDR	- Fiduciary Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

SCB Tax Managed International

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$108,398,689		$(13,895)
Level 2	4,085,288,661		11,828,263
Level 3	– 0	–	– 0	–

Total	$4,193,687,350		$11,814,368

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Sanford C. Bernstein Fund, Inc.

International Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.7%
Financials - 18.8%
Capital Markets - 4.4%
3i Group PLC (a)	526,623	$2,062,296
Credit Suisse Group AG (a)	1,147,415	32,155,788
Deutsche Bank AG (a)	507,900	20,085,534
ICAP PLC (a)	1,103,922	4,659,894
Julius Baer Holding AG (a)	534,419	20,712,633
Man Group PLC (a)	5,675,389	19,524,173
UBS AG (Swiss Virt-X) (a)(b)	140,903	2,050,047

		101,250,365

Commercial Banks - 7.5%
Australia & New Zealand Banking Group Ltd. (a)	788,700	8,514,970
Banco Santander Central Hispano SA (a)	1,936,421	18,707,172
Barclays PLC (a)	6,238,300	14,178,939
BNP Paribas SA (a)	538,972	23,264,460
Credit Agricole SA (a)	1,001,556	11,249,608
HBOS PLC (a)(b)	9,002,630	13
HBOS PLC (a)	6,505,261	6,734,062
HSBC Holdings PLC (a)	1,918,500	18,776,702
Lloyds TSB Group PLC (a)(b)	859,315	1
Lloyds TSB Group PLC (a)	1,976,800	3,741,525
Mitsubishi UFJ Financial Group, Inc. (a)	962,000	6,046,309
National Australia Bank Ltd. (a)	329,321	4,841,563
Nordea Bank AB (a)	929,200	6,623,041
Royal Bank of Scotland Group PLC (London Virt-X) (a)	11,370,328	8,369,987
Societe Generale-Class A (a)	298,866	15,162,353
Standard Chartered PLC (a)	948,398	12,135,730
Sumitomo Mitsui Financial Group, Inc. (a)	3,010	12,484,942

		170,831,377

Consumer Finance - 0.2%
ORIX Corp. (a)	62,880	3,590,501

Diversified Financial Services - 1.0%
Deutsche Boerse AG (a)	133,889	9,686,736
ING Group (a)	1,138,200	12,526,957

		22,213,693

Insurance - 5.7%
Allianz SE (a)	278,400	29,621,952
Aviva PLC (a)	2,632,488	14,916,950
Fondiaria-Sai SpA (ordinary shares) (a)	301,400	5,501,882
Industrial Alliance Insurance and Financial Services, Inc. (a)	120,400	2,273,410
Muenchener Rueckversicherungs AG (a)	219,740	34,114,145
QBE Insurance Group Ltd. (a)	1,498,386	27,080,796
Zurich Financial Services AG (a)	71,634	15,650,662

		129,159,797

		427,045,733

Energy - 12.4%
Oil, Gas & Consumable Fuels - 12.4%
BG Group PLC (a)	2,260,059	31,282,723
BP PLC (a)	3,559,000	27,473,421
EnCana Corp. (a)	154,300	7,119,423
ENI SpA (a)	807,100	19,421,776
Imperial Oil Ltd. (a)	216,900	7,201,888
Nippon Mining Holdings, Inc. (a)	1,680,000	7,289,762
Oil Search Ltd. (a)	3,178,434	10,407,820
Petro-Canada (a)	355,400	7,692,416
Royal Dutch Shell PLC-Class B (a)	728,096	18,456,059
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A (a)	1,044,169	27,607,405
Royal Dutch Shell PLC (London Virt-X)-Class A (a)	1,056,283	27,751,789
StatoilHydro ASA	1,911,733	31,973,309
Total SA (a)	1,065,165	58,561,911

		282,239,702

Health Care - 11.7%
Biotechnology - 0.6%
Actelion Ltd. (a)(b)	100,304	5,674,348
CSL Ltd./Australia (a)	306,528	7,228,494

		12,902,842

Health Care Equipment & Supplies - 0.2%
Alcon, Inc.	66,200	5,904,378

Health Care Providers & Services - 1.1%
Celesio AG (a)	304,400	8,236,322
Fresenius Medical Care AG (a)	368,688	16,949,234

		25,185,556

Pharmaceuticals - 9.8%
AstraZeneca PLC (a)	436,206	17,845,341
Bayer AG (a)	586,148	34,153,929
GlaxoSmithKline PLC (a)	2,106,876	39,183,078
Novartis AG (a)	1,221,619	61,180,406
Novo Nordisk A/S-Class B	485,638	25,051,081
Roche Holding AG (a)	135,886	21,037,473
Sanofi-Aventis SA (a)	390,379	24,969,874

		223,421,182

		267,413,958

Telecommunication Services - 9.7%
Diversified Telecommunication Services - 6.0%
BCE, Inc. (a)	65,900	1,341,488
Deutsche Telekom AG-Class W (a)	2,174,666	32,879,451
France Telecom SA (a)	572,800	15,965,485

Nippon Telegraph & Telephone Corp. (a)	3,010	15,539,768
Telecom Italia SpA (ordinary shares) (a)	5,747,500	9,455,633
Telecom Italia SpA (savings shares) (a)	3,428,300	3,903,326
Telefonica SA (a)	2,091,823	47,215,945
Telstra Corp. Ltd. (a)	618,400	1,655,481
TELUS Corp.-Class G (a)	300,800	8,503,783

		136,460,360

Wireless Telecommunication Services - 3.7%
KDDI Corp. (a)	1,057	7,547,290
NTT Docomo, Inc. (a)	10,124	19,927,217
Vodafone Group PLC (a)	28,051,713	57,440,048

		84,914,555

		221,374,915

Consumer Staples - 9.5%
Food & Staples Retailing - 3.0%
Aeon Co. Ltd. (a)	317,100	3,193,420
Delhaize Group (a)	103,900	6,422,747
Koninklijke Ahold NV (a)	1,132,400	13,954,468
Seven & I Holdings Co. Ltd. (a)	425,000	14,607,915
Tesco PLC (a)	5,614,300	29,233,766

		67,412,316

Food Products - 3.6%
Associated British Foods PLC (a)	1,222,800	12,872,815
Nestle SA (a)	1,187,177	47,009,966
Unilever PLC (a)	921,188	21,159,466

		81,042,247

Household Products - 1.4%
Reckitt Benckiser PLC (a)	837,055	31,365,191

Tobacco - 1.5%
British American Tobacco PLC (a)	1,358,540	35,440,000

		215,259,754

Materials - 8.0%
Chemicals - 2.6%
BASF SE (a)	512,300	19,904,730
Mitsubishi Chemical Holdings Corp. (a)	3,777,000	16,736,256
Mitsui Chemicals, Inc. (a)	979,000	3,638,031
Nova Chemicals Corp. (a)	202,000	957,230
Solvay SA-Class A (a)	28,100	2,086,608
Syngenta AG (a)	81,759	15,882,955

		59,205,810

Construction Materials - 0.6%
CRH PLC (a)	523,339	13,455,540

Containers & Packaging - 0.3%
Amcor Ltd. (a)	1,469,150	5,970,337

Metals & Mining - 3.6%
Antofagasta PLC (a)	443,200	2,776,247
ArcelorMittal (Euronext Paris) (a)	367,714	8,913,154
Barrick Gold Corp. (a)	187,200	6,779,840

BHP Billiton Ltd. (a)	682,700	14,503,399
BHP Billiton PLC (a)	1,322,120	25,643,273
Inmet Mining Corp. (a)	85,700	1,359,260
JFE Holdings, Inc. (a)	358,300	9,522,101
Kazakhmys PLC (a)	337,500	1,152,056
Rio Tinto PLC (a)	329,342	7,320,137
Voestalpine AG (a)	216,200	4,670,980

		82,640,447

Paper & Forest Products - 0.9%
Stora Enso Oyj-Class R (a)	1,151,600	9,122,428
Svenska Cellulosa AB-Class B (a)	1,209,300	10,499,667

		19,622,095

		180,894,229

Utilities - 6.7%
Electric Utilities - 2.9%
E.ON AG (a)	1,344,580	52,797,863
The Tokyo Electric Power Co., Inc. (a)	402,200	13,426,137

		66,224,000

Multi-Utilities - 3.8%
Atco Ltd. (a)	95,000	2,924,261
Centrica PLC (a)	5,127,154	19,738,530
GDF Suez (a)	730,858	36,277,668
National Grid PLC (a)	2,109,754	20,847,399
RWE AG (a)	79,250	7,038,747

		86,826,605

		153,050,605

Consumer Discretionary - 6.6%
Auto Components - 1.2%
Bridgestone Corp. (a)	485,700	7,285,310
Compagnie Generale des Etablissements Michelin-Class B (a)	312,100	16,489,401
Magna International, Inc.-Class A (a)	143,500	4,271,871

		28,046,582

Automobiles - 2.6%
Bayerische Motoren Werke AG (a)	289,529	8,890,053
Honda Motor Co. Ltd. (a)	397,400	8,464,092
Isuzu Motors Ltd. (a)	2,431,000	3,141,245
Nissan Motor Co. Ltd. (a)	3,026,700	10,888,945
Renault SA (a)	450,200	11,748,441
Toyota Motor Corp. (a)	494,000	16,330,812

		59,463,588

Hotels, Restaurants & Leisure - 0.5%
Compass Group PLC (a)	1,120,664	5,589,512
TUI Travel PLC (a)	1,434,400	4,861,989

		10,451,501

Household Durables - 0.9%
Sharp Corp. (a)	1,390,000	10,019,796
Sony Corp. (a)	433,500	9,481,466

		19,501,262

Media - 1.1%
Lagardere SCA (a)	286,200	11,627,801
SES SA (FDR) (a)	713,826	13,834,299

		25,462,100

Specialty Retail - 0.3%
Kingfisher PLC (a)	3,873,851	7,631,185

		150,556,218

Industrials - 6.5%
Aerospace & Defense - 1.7%
BAE Systems PLC (a)	5,478,517	29,814,793
European Aeronautic Defence & Space Co., NV (a)	597,380	10,116,849

		39,931,642

Airlines - 1.1%
Air France-KLM (a)	227,600	2,935,194
Deutsche Lufthansa AG (a)	980,000	16,114,985
Qantas Airways Ltd. (a)	3,834,229	7,063,827

		26,114,006

Electrical Equipment - 0.2%
Furukawa Electric Co. Ltd. (a)	784,000	3,826,001

Industrial Conglomerates - 0.4%
Koninklijke Philips Electronics NV (a)	467,560	9,270,180

Machinery - 0.7%
Atlas Copco AB-Class A (a)	773,253	6,803,450
Volvo AB-Class B (a)	1,468,250	8,355,527

		15,158,977

Road & Rail - 0.4%
East Japan Railway Co. (a)	1,123	8,535,543

Trading Companies & Distributors - 1.9%
Finning International, Inc. (a)	198,700	2,293,621
Mitsubishi Corp. (a)	1,234,600	17,486,946
Mitsui & Co. Ltd. (a)	2,209,000	22,709,327

		42,489,894

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Group (a)	2,976,724	3,568,232

		148,894,475

Information Technology - 3.8%
Communications Equipment - 1.1%
Nokia OYJ (a)	830,100	13,026,251
Telefonaktiebolaget LM Ericsson-Class B (a)	1,675,000	13,058,091

		26,084,342

Computers & Peripherals - 1.2%
Fujitsu Ltd. (a)	2,330,000	11,328,464
Toshiba Corp. (a)	3,679,000	15,138,308

		26,466,772

Electronic Equipment, Instruments & Components - 0.4%
Hitachi High-Technologies Corp. (a)	151,800	2,430,904
Hitachi Ltd. (a)	1,867,000	7,245,672

		9,676,576

Office Electronics - 0.2%
Canon, Inc. (a)	158,700	5,028,338

Software - 0.9%
Nintendo Co. Ltd. (a)	50,900	19,451,519

		86,707,547

Total Common Stocks (cost $3,136,726,564)		2,133,437,136

RIGHTS - 0.0%
Financials - 0.0%
Diversified Financial Services - 0.0%
Fortis (a)(b)	633,264	1

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 8.4%
Repurchase Agreements - 8.4%
State Street Bank & Trust Co. 0.01%, 12/31/2008 due 1/02/2009 in the amount of $192,498,107 (collateralized by $196,370,000 U.S. Treasury Bill, 0.00%, due 5/28/09, value $196,350,363) (cost $192,498,000)	$192,498	192,498,000

Total Investments - 102.1% (cost $3,329,224,564)		2,325,935,137
Other assets less liabilities - (2.1)%		(48,269,781)

Net Assets - 100.0%		$2,277,665,356

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE 100 Index Futures	83	March 2009	$5,136,313	$5,238,731	$102,418
Topix Index Futures	36	March 2009	3,253,006	3,423,276	170,270

					$272,688

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar
settling 3/16/09	48,609	$30,552,215	$33,661,232	$3,109,017
Euro Dollar
settling 3/16/09	31,244	43,003,617	43,324,033	320,416
Euro Dollar
settling 3/16/09	40,244	57,418,127	55,803,750	(1,614,377)
Japanese Yen
settling 3/16/09	1,950,994	20,258,744	21,553,891	1,295,147
Japanese Yen
settling 3/16/09	20,848,726	227,268,749	230,329,345	3,060,596
New Zealand Dollar
settling 3/16/09	31,676	16,401,516	18,355,924	1,954,408
Swedish Krona
settling 3/16/09	79,640	9,926,338	10,061,632	135,294
Sale Contracts:
British Pound
settling 3/16/09	10,969	16,679,418	15,746,666	932,752
British Pound
settling 3/16/09	14,297	22,021,955	20,524,212	1,497,743
British Pound
settling 3/16/09	71,295	103,775,362	102,348,303	1,427,059
British Pound
settling 3/16/09	15,754	22,718,859	22,615,824	103,035
Canadian Dollar
settling 3/16/09	53,414	41,450,222	43,275,488	(1,825,266)
Euro Dollar
settling 3/16/09	31,244	39,576,775	43,324,033	(3,747,258)
Swedish Krona
settling 3/16/09	287,996	35,460,238	36,385,103	(924,865)
Swedish Krona
settling 3/16/09	79,640	9,805,877	10,061,632	(255,755)
Swiss Franc
settling 3/16/09	10,237	8,572,122	9,625,554	(1,053,432)
Swiss Franc
settling 3/16/09	51,154	42,144,723	48,098,625	(5,953,902)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $2,070,508,368.
(b)	Non-income producing security.

An amount equivalent to U.S. $1,071,234 has been segregated to collateralize margin requirements for the open futures contract at December 31, 2008.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

FDR☐	-	Fiduciary Depositary Receipt

Country Breakdown *

December 31, 2008 (unaudited)

Summary

23.7%	United Kingdom
13.4%	Japan
12.5%	Germany
10.4%	France
9.8%	Switzerland
4.7%	Netherlands
3.9%	Australia
2.8%	Spain
2.0%	Canada
1.9%	Sweden
1.6%	Italy
1.4%	Norway
1.1%	Denmark
2.5%	Other
8.3%	Short-Term Investments

100.0%	Total Investments

*	All data are as of December 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Austria, Belgium, Finland, Ireland and United States.

FINANCIAL ACCOUNTING STANDARDS NO. 157

SCB International Value

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$58,622,870		$272,688
Level 2	2,267,312,267		(1,539,388)
Level 3	– 0	–	–0	–

Total	$2,325,935,137		$(1,266,700)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Financials - 18.4%
Commercial Banks - 14.3%
ABSA Group Ltd.	384,776	$4,527,398
Andhra Bank	2,222,000	2,527,187
Banco do Brasil SA	1,593,800	10,033,012
Banco Santander Chile SA (Sponsored) (ADR)	87,241	3,056,052
Bank Hapoalim BM (a)	5,376,200	11,583,802
Bank Leumi Le-Israel	3,140,900	6,601,680
Canara Bank	3,446,000	13,407,761
China Construction Bank Corp.-Class H	16,053,000	8,931,431
Hana Financial Group, Inc.	644,600	10,268,214
Industrial & Commercial Bank of China Ltd.-Class H	26,971,000	14,319,345
Industrial Bank of Korea (a)	1,115,320	7,000,116
Investimentos Itau SA	5,173,412	17,769,738
KB Financial Group, Inc. (a)	412,300	11,031,329
Oriental Bank Of Commerce	765,000	2,434,590
Powszechna Kasa Oszczednosci Bank Polski SA	598,765	7,230,594
Punjab National Bank Ltd.	741,000	8,079,066
Shinhan Financial Group Co. Ltd. (a)	299,296	7,121,548
Siam Commercial Bank PCL	3,712,500	5,230,377
Standard Bank Group Ltd.	1,353,846	12,215,209
State Bank of India Ltd. (GDR) (b)	25,450	1,399,750
Turkiye Garanti Bankasi AS (a)	4,404,326	7,581,022
Unibanco - Uniao de Bancos Brasileiros SA (Sponsored) (ADR)	78,900	5,098,518

		177,447,739

Diversified Financial Services - 0.2%
Yuanta Financial Holding Co. Ltd.	6,687,000	3,044,639

Insurance - 2.5%
China Life Insurance Co. Ltd.-Class H	2,591,000	7,960,800
Hyundai Marine & Fire Insurance Co. Ltd.	316,500	3,648,453
LIG Non-Life Insurance Co. Ltd.	322,110	3,097,976
Sanlam Ltd.	8,580,957	15,773,588

		30,480,817

Real Estate - 0.2%
BR Malls Participacoes SA (a)	504,300	1,967,894
Phoenix Mills Ltd.	426,349	666,380

		2,634,274

Real Estate Management & Development - 0.2%
China Overseas Land & Investment Ltd.	1,872,000	2,628,545

Thrifts & Mortgage Finance - 1.0%
Housing Development Finance Corp.	387,368	11,857,375

		228,093,389

Energy - 16.7%
Energy Equipment & Services - 0.2%
Tenaris SA (Sponsored) (ADR)	131,700	2,763,066

Oil, Gas & Consumable Fuels - 16.5%
Chennai Petroleum Corp. Ltd.	382,372	1,016,035
China Petroleum & Chemical Corp.-Class H	34,053,000	20,931,132
CNOOC Ltd.	14,665,000	13,948,980
Gazprom OAO (Sponsored)(London exchange) (ADR)	268,409	3,867,047
Gazprom OAO (Sponsored)(US OTC) (ADR)	1,150,458	16,394,027
The Great Eastern Shipping Co. Ltd.	979,790	4,117,279
GS Holdings Corp.	133,400	2,919,492
LUKOIL (London) (Sponsored) (ADR)	109,900	3,556,958
LUKOIL (Sponsored) (ADR)	891,601	28,575,812
O A O Tatneft (Sponsored) (GDR)	184,900	6,471,500
PetroChina Co. Ltd.-Class H	7,004,000	6,224,150
Petroleo Brasileiro SA (Preference Shares)	1,946,700	19,066,307
Petroleo Brasileiro SA (Sponsored) (ADR)	1,734,460	35,400,329
PTT Aromatics & Refining PCL	8,627,219	2,430,901
PTT PCL	2,807,800	14,127,803
Sasol Ltd.	515,670	15,682,394
Thai Oil PCL	3,820,700	2,592,539
Tupras-turkiye Petrol Rafinerileri A.S.	61,600	651,912
Yanzhou Coal Mining Co. Ltd.-Class H	8,162,000	6,082,991

		204,057,588

		206,820,654

Materials - 14.3%
Chemicals - 2.4%
Honam Petrochemical Corp. (a)	184,200	7,733,367
Hyosung Corp. (a)	82,000	2,562,254
Israel Chemicals Ltd.	675,523	4,725,640
LG Chem Ltd.	159,240	9,166,595
PTT Chemical PCL	6,276,293	5,729,508

		29,917,364

Metals & Mining - 11.9%
Aneka Tambang	33,185,000	3,404,170
Anglo American PLC	157,429	3,612,659
Antofagasta PLC	744,800	4,665,499
ArcelorMittal South Africa Ltd.	515,300	4,969,024

BHP Billiton PLC	119,738	2,318,278
China Steel Corp.	14,242,783	10,081,300
Cia de Minas Buenaventura SA-Class B (ADR)	105,090	2,093,393
Cia Vale do Rio Doce (Sponsored)-Class B (ADR)	3,392,200	36,126,930
Gerdau SA (Sponsored) (ADR)	2,052,150	13,544,190
International Nickel Indonesia	52,456,500	9,550,699
Jiangxi Copper Co. Ltd.-Class H	9,865,000	7,331,085
Magnitogorsk Iron & Steel Works (London) (GDR) (b)	1,388,800	3,610,880
Magnitogorsk Iron & Steel Works (US) (GDR) (b)	458,500	1,192,100
MMC Norilsk Nickel (ADR)	2,148,596	13,665,071
POSCO	23,881	7,251,978
Southern Copper Corp.	216,500	3,476,990
Timah Tbk PT	29,305,000	2,953,696
Usinas Siderurgicas de Minas Gerais SA	105,825	1,173,060
Usinas Siderurgicas de Minas Gerais SA (Preference Shares)-Class A	1,264,600	14,381,300
Vedanta Resources PLC	222,331	1,996,450

		147,398,752

		177,316,116

Information Technology - 14.0%
Communications Equipment - 0.6%
AAC Acoustic Technology Holdings, Inc. (a)	8,287,000	3,736,402
ZTE Corp.-Class H	1,369,000	3,616,746

		7,353,148

Computers & Peripherals - 2.8%
Asustek Computer, Inc.	282,942	319,298
Compal Electronics, Inc.	12,914,194	6,827,775
High Tech Computer Corp.	365,200	3,665,822
Lenovo Group Ltd.	45,382,000	12,466,840
Quanta Computer, Inc.	5,906,340	6,266,325
Wistron Corp.	5,406,493	4,131,197
Wistron Corp. (GDR) (b)	199,267	1,511,898

		35,189,155

Electronic Equipment, Instruments & Components - 1.9%
AU Optronics Corp.	18,336,890	13,900,904
AU Optronics Corp. (Sponsored) (ADR)	602,755	4,629,159
HannStar Display Corp.	18,446,000	2,423,705
Unimicron Technology Corp.	5,464,630	2,282,476

		23,236,244

Internet Software & Services - 0.5%
Tencent Holdings Ltd.	912,000	5,925,929

IT Services - 0.4%
Infosys Technologies Ltd.	235,903	5,470,510

Semiconductors & Semiconductor Equipment - 7.5%
Hynix Semiconductor, Inc. (a)	437,200	2,396,216
Kinsus Interconnect Technology Corp.	3,472,775	3,285,759
MediaTek, Inc.	247,000	1,670,586
Samsung Electronics (Preference Shares)	60,530	12,578,000
Samsung Electronics Co. Ltd.	115,614	42,151,721
Siliconware Precision Industries Co.	7,615,734	6,631,575
Taiwan Semiconductor Manufacturing Co. Ltd.	10,731,295	14,642,631
United Microelectronics Corp.	41,004,096	9,280,019

		92,636,507

Software - 0.3%
Shanda Interactive Entertainment Ltd. (Sponsored) (ADR) (a)	113,800	3,682,568

		173,494,061

Telecommunication Services - 13.6%
Diversified Telecommunication Services - 5.5%
Brasil Telecom Participacoes SA	93,400	2,359,031
Brasil Telecom SA	660,000	3,860,377
Carso Global Telecom SA de CV Series A1 (a)	458,400	1,784,147
China Telecom Corp. Ltd.-Class H	35,786,000	13,528,454
Chunghwa Telecom Co. Ltd.	9,258,300	14,913,287
Global Village Telecom Holding SA (a)	396,400	4,312,465
Tele Norte Leste Participacoes SA (ADR)	366,700	5,104,464
Telecom Egypt	855,845	2,489,029
Telefonos de Mexico SA de CV	3,745,700	3,881,344
Telefonos de Mexico SA de CV-Class L (ADR)	479,600	10,042,824
Telekomunikacja Polska SA	283,177	1,839,210
Vimpel-Communications (Sponsored) (ADR)	555,000	3,973,800

		68,088,432

Wireless Telecommunication Services - 8.1%
America Movil SAB de CV Series L (ADR)	567,900	17,599,221
Bharti Airtel Ltd. (a)	1,034,909	15,209,559
Cellcom Israel Ltd. (New York)	67,100	1,482,910
Cellcom Israel Ltd. (Tel Aviv)	49,300	1,095,397
China Mobile Ltd.	2,475,500	25,116,703
LG Telecom Ltd.	885,740	7,049,642
Mobile Telesystems OJSC (ADR)	151,400	4,039,352
MTN Group Ltd.	972,119	11,461,421
Partner Communications Co.	727,690	12,014,036
Philippine Long Distance Telephone Co. (ADR)	62,000	2,910,900
Philippine Long Distance Telephone Co.	62,100	2,838,111

		100,817,252

		168,905,684

Consumer Staples - 6.3%
Beverages - 1.1%
Central European Distribution Corp. (a)	115,176	2,268,967

Cia de Bebidas das Americas (ADR)	78,397	3,473,771
Compania Cervecerias Unidas SA	173,000	977,324
Compania Cervecerias Unidas SA (Sponsored) (ADR)	25,200	658,980
Fomento Economico Mexicano SAB de CV (Sponsored) Series B (ADR)	224,227	6,755,960

		14,135,002

Food & Staples Retailing - 0.8%
Centros Comerciales Sudamericanos SA	1,213,239	1,723,018
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Sponsored) (ADR)	150,800	4,156,048
Wal-Mart de Mexico SAB de CV Series V	483,437	1,291,632
X 5 Retail Group NV (GDR) (a)(b)	236,498	2,052,957

		9,223,655

Food Products - 2.1%
China Mengniu Dairy Co. Ltd.	2,510,000	3,280,998
China Yurun Food Group Ltd.	16,304,000	19,285,197
Marfrig Frigorificos e Comercio de Alimentos SA (a)	502,600	1,616,424
Multiexport Foods SA	1,703,271	113,596
Perdigao SA	94,300	1,202,608
Universal Robina Corp.	8,731,000	1,081,554

		26,580,377

Household Products - 0.1%
Hypermarcas SA (a)	239,300	1,366,842

Tobacco - 2.2%
ITC Ltd.	2,413,168	8,531,200
KT&G Corp.	292,955	18,530,447

		27,061,647

		78,367,523

Utilities - 4.3%
Electric Utilities - 2.6%
CEZ	240,812	10,244,666
Cia Paranaense de Energia (Preference Shares)	378,400	3,894,340
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA-Class B	926,560	10,131,767
Enersis SA (ADR)	627,300	7,991,802

		32,262,575

Independent Power Producers & Energy Traders - 0.8%
China Resources Power Holdings Co.	1,626,000	3,161,485
Glow Energy PCL	4,053,900	2,622,563
NTPC Ltd.	1,008,736	3,758,916

		9,542,964

Water Utilities - 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo	785,600	9,351,739
Cia de Saneamento de Minas Gerais-COPASA	212,800	1,716,453

		11,068,192

		52,873,731

Health Care - 3.7%
Health Care Equipment & Supplies - 0.8%
China Medical Technologies, Inc. (Sponsored) (ADR)	516,100	10,456,186

Pharmaceuticals - 2.9%
Pharmstandard (GDR) (a)(b)	244,606	2,592,824
Simcere Pharmaceutical Group (Sponsored) (ADR) (a)	384,900	2,759,733
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	717,000	30,522,690

		35,875,247

		46,331,433

Consumer Discretionary - 3.5%
Auto Components - 0.5%
Hyundai Mobis (a)	114,750	5,852,516

Automobiles - 0.9%
Ford Otomotiv Sanayi AS	344,661	974,123
Hyundai Motor Co.	314,210	10,053,863
Hyundai Motor Co. (Preference Shares)	75,740	836,358

		11,864,344

Distributors - 0.2%
Imperial Holdings Ltd.	422,400	2,746,592

Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group (Sponsored) (ADR) (a)	60,200	3,305,582

Household Durables - 0.4%
LG Electronics, Inc.	44,980	2,731,316
Urbi Desarrollos Urbanos SA de C.V. (a)	1,754,600	2,394,623

		5,125,939

Media - 0.5%
Megacable Holdings SAB de CV (a)	562,700	749,671
Naspers Ltd.-Class N	305,642	5,529,145

		6,278,816

Multiline Retail - 0.1%
Lojas Renner SA	183,681	1,234,254

Textiles, Apparel & Luxury Goods - 0.6%
Pacific Textile Holdings Ltd.	3,504,000	308,059
Yue Yuen Industrial Holdings Ltd.	3,538,000	7,024,488

		7,332,547

		43,740,590

Industrials - 3.5%
Construction & Engineering - 0.2%
Orascom Construction Industries (London) (GDR) (b)	21,298	1,073,627
Orascom Construction Industries (NYSE) (GDR) (b)	29,087	1,454,350

		2,527,977

Electrical Equipment - 0.5%
Bharat Heavy Electricals Ltd.	78,250	2,192,498
Walsin Lihwa Corp.	21,891,000	4,282,599

		6,475,097

Industrial Conglomerates - 2.4%
Alfa SA de CV-Class A	2,362,000	5,031,520
Beijing Enterprises Holdings Ltd.	492,000	2,014,564
Bidvest Group Ltd.	941,256	10,718,479
Dogan Sirketler Grubu Holdings (a)	11,943,200	8,049,283
Murray & Roberts Holdings Ltd.	696,630	3,642,493

		29,456,339

Marine - 0.3%
Precious Shipping PCL	1,896,000	594,203
Regional Container Lines PCL	4,493,100	794,496
Sinotrans Shipping Ltd.	9,040,000	2,319,110

		3,707,809

Road & Rail - 0.0%
Localiza Rent A CAR	243,500	741,359

Transportation Infrastructure - 0.1%
Novorossiysk Commercial Sea Port (GDR) (b)	111,165	750,364

		43,658,945

Total Common Stocks (cost $1,764,014,551)		1,219,602,126

WARRANTS - 0.2%
Financials - 0.2%
Commercial Banks - 0.2%
Merill-CW10 Sberbank-CLS, expiring 2/23/10 (a) (cost $8,722,184)	3,553	2,618,703

RIGHTS - 0.0%
Financials - 0.0%
Real Estate Management & Development - 0.0%
China Overseas Land & Investment Ltd. (a) (cost $0)	74,880	26,860

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
State Street Bank & Trust Co. 0.01%, 12/31/2008 due 1/02/2009 in the amount of $9,717,005 (collateralized by $9,800,000 FHLB, 2.73%, due 6/10/09, value $9,912,700) (cost $9,717,000)	$9,717	9,717,000

Total Investments - 99.3%
(cost $1,782,453,735)		1,231,964,689
Other assets less liabilities - 0.7%		8,875,893

Net Assets - 100.0%		$1,240,840,582

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate market value of these securities amounted to $15,638,750 or 1.3% of net assets.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
GDR	-	Global Depositary Receipt

Country Breakdown *

December 31, 2008 (unaudited)

Summary

17.0%	Brazil
15.6%	China
14.1%	South Korea
9.2%	Taiwan
7.6%	Russia
7.1%	South Africa
6.6%	India
5.5%	Israel
4.0%	Mexico
2.8%	Thailand
1.4%	Turkey
1.3%	Indonesia
1.2%	Hong Kong
5.8%	Other
0.8%	Short-Term Investments

100.0%	Total Investments

*	All data are as of December 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Argentina, Cayman Islands, Chile, Czech Republic, Egypt, Peru, Philippines, Poland, United Kingdom and United States.

FINANCIAL ACCOUNTING STANDARDS NO. 157

SCB Emerging Markets

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$319,777,066	$	– 0	–
Level 2	886,426,100		– 0	–
Level 3	25,761,523		– 0	–

Total	$1,231,964,689	$	– 0	–

*

Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities		Other Financial Instruments
Balance as of 10/1/2008	$54,391,781		$	– 0	–
Accrued discounts /premiums	– 0	–		– 0	–
Realized gain (loss)	(19,953,823)			– 0	–*
Change in unrealized appreciation/depreciation	(813,168)			– 0	–
Net purchases (sales)	(7,863,267)			– 0	–
Net transfers in and/or out of Level 3	– 0	–		– 0	–

Balance as of 12/31,08	$25,761,523		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments still held as of 12/31/2008	$(2,384,947)		$	– 0	–

*	The realized gain (loss) recognized during the period ended 12/31/2008 for other financial instruments was $0.

Sanford C. Bernstein Fund, Inc. Intermediate Duration Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 35.3%
Industrial - 16.4%
Basic - 2.5%
Alcoa, Inc.
6.50%, 6/01/11 (a)	$4,685	$4,471,223
6.75%, 7/15/18 (a)	3,685	3,014,827
ArcelorMittal
6.125%, 6/01/18 (a)	13,310	9,114,129
6.50%, 4/15/14 (a)	5,565	3,956,860
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16 (a)	9,538	9,651,140
The Dow Chemical Co.
7.375%, 11/01/29 (a)	760	715,751
Inco Ltd.
7.75%, 5/15/12 (a)	18,160	17,784,197
International Paper Co.
4.25%, 1/15/09 (a)	5,395	5,393,139
5.30%, 4/01/15 (a)	5,175	3,597,489
7.40%, 6/15/14 (a)	13,080	10,721,794
7.95%, 6/15/18 (a)	7,555	5,971,170
Packaging Corp. of America
5.75%, 8/01/13 (a)	4,135	3,659,938
PPG Industries, Inc.
5.75%, 3/15/13 (a)	9,905	9,795,411
Union Carbide Corp.
7.75%, 10/01/96 (a)	3,600	2,120,587
United States Steel Corp.
5.65%, 6/01/13 (a)	13,189	9,864,858
6.05%, 6/01/17 (a)	13,580	8,878,848

		108,711,361

Capital Goods - 1.6%
Caterpillar Financial Services
4.50%, 6/15/09 (a)	6,810	6,790,196
Fisher Scientific International, Inc.
6.125%, 7/01/15 (a)	1,473	1,298,081
Hutchison Whampoa International Ltd.
7.45%, 11/24/33 (a)(b)	5,920	5,287,270

Illinois Tool Works, Inc.
5.75%, 3/01/09 (a)	5,233	5,264,770
John Deere Capital Corp.
4.875%, 3/16/09 (a)	18,055	18,113,625
Lafarge SA
6.15%, 7/15/11 (a)	6,683	5,818,761
Masco Corp.
6.125%, 10/03/16 (a)	15,760	10,816,892
Mohawk Industries, Inc.
6.125%, 1/15/16 (a)	14,595	11,055,902
Tyco International Finance SA
6.00%, 11/15/13 (a)	4,955	4,649,351

		69,094,848

Communications - Media - 1.6%
British Sky Broadcasting Group PLC
6.875%, 2/23/09 (a)	12,875	12,934,058
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)(b)	6,400	5,387,033
CBS Corp.
5.625%, 8/15/12 (a)(c)	2,880	2,370,272
6.625%, 5/15/11 (a)(c)	2,435	2,157,853
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22 (a)	5,575	6,245,996
Comcast Corp.
5.30%, 1/15/14 (a)	4,800	4,488,624
News America Holdings, Inc.
6.55%, 3/15/33 (a)	3,525	3,160,392
9.25%, 2/01/13 (a)	4,825	5,195,266
RR Donnelley & Sons Co.
4.95%, 4/01/14 (a)	2,635	1,997,335
Time Warner Entertainment Co.
8.375%, 3/15/23 (a)	10,465	10,538,914
Turner Broadcasting System, Inc.
8.375%, 7/01/13 (a)	11,372	11,090,918
WPP Finance Corp.
5.875%, 6/15/14 (a)	1,475	1,550,157

		67,116,818

Communications - Telecommunications - 4.2%
AT&T Corp.
7.30%, 11/15/11 (a)	5,600	5,818,209
8.00%, 11/15/31 (a)	1,800	2,261,043
Embarq Corp.
6.738%, 6/01/13 (a)	10,460	8,838,700
7.082%, 6/01/16 (a)	23,065	17,760,050
New Cingular Wireless Services, Inc.
8.125%, 5/01/12 (a)	39,555	42,417,556
8.75%, 3/01/31 (a)	5,010	6,262,931

Pacific Bell Telephone Co.
6.625%, 10/15/34 (a)	13,330	10,703,097
Qwest Corp.
7.50%, 10/01/14 (a)	9,995	8,295,850
7.875%, 9/01/11 (a)	11,690	10,754,800
8.875%, 3/15/12 (a)	8,685	8,033,625
Telecom Italia Capital SA
4.00%, 1/15/10 (a)	11,555	10,630,600
6.375%, 11/15/33 (a)	1,375	962,500
US Cellular Corp.
6.70%, 12/15/33 (a)	14,340	10,334,824
Verizon Communications, Inc.
4.90%, 9/15/15 (a)	4,390	4,126,666
5.25%, 4/15/13 (a)	7,155	7,182,368
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12 (a)	5,695	5,606,454
Vodafone Group PLC
5.50%, 6/15/11 (a)	8,020	7,993,141
7.75%, 2/15/10 (a)	12,335	12,606,555

		180,588,969

Consumer Cyclical - Other - 0.8%
Marriott International, Inc.
Series J
5.625%, 2/15/13 (a)	12,589	9,567,640
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13 (a)	13,820	9,535,800
7.375%, 11/15/15 (a)	11,741	7,044,600
7.875%, 5/01/12 (a)	12,363	9,210,435

		35,358,475

Consumer Non-Cyclical - 3.1%
Abbott Laboratories
3.50%, 2/17/09 (a)	13,244	13,268,289
Baxter FinCo BV
4.75%, 10/15/10 (a)	11,369	11,336,860
Bunge Ltd. Finance Corp.
5.10%, 7/15/15 (a)	5,361	3,899,742
5.875%, 5/15/13 (a)	8,910	6,049,747
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(b)	11,945	11,213,942
ConAgra Foods, Inc.
7.875%, 9/15/10 (a)	1,223	1,265,496
Fisher Scientific International, Inc.
6.75%, 8/15/14 (a)	2,206	2,084,670
Fortune Brands, Inc.
4.875%, 12/01/13 (a)	6,128	5,397,316

Kraft Foods, Inc.
6.25%, 6/01/12 (a)	25,390	26,259,328
The Kroger Co.
6.80%, 12/15/18 (a)	4,472	4,621,767
7.25%, 6/01/09 (a)	12,835	12,969,947
Safeway, Inc.
6.50%, 3/01/11 (a)	1,895	1,900,581
Wyeth
5.50%, 2/01/14 (a)	31,391	31,886,601

		132,154,286

Energy - 1.1%
Amerada Hess Corp.
7.875%, 10/01/29 (a)	3,617	3,472,255
Canadian Natural Resources Ltd.
5.15%, 2/01/13 (a)	3,700	3,429,297
ConocoPhillips
6.375%, 3/30/09 (a)	12,822	12,888,110
The Premcor Refining Group, Inc.
7.50%, 6/15/15 (a)	6,453	5,810,384
Statoilhydro Asa
6.36%, 1/15/09 (a)	3,784	3,786,978
Texaco Capital, Inc.
5.50%, 1/15/09 (a)	8,210	8,218,464
Valero Energy Corp.
6.875%, 4/15/12 (a)	6,055	6,089,090
Weatherford International Ltd.
5.15%, 3/15/13 (a)	4,975	4,380,841

		48,075,419

Technology - 1.3%
Cisco Systems, Inc.
5.25%, 2/22/11 (a)	3,090	3,207,828
Computer Sciences Corp.
5.50%, 3/15/13 (a)(b)	7,070	6,334,034
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13 (a)	17,107	17,726,787
International Business Machines Corp.
5.375%, 2/01/09 (a)	5,721	5,734,559
Series MTN
4.375%, 6/01/09 (a)	1,720	1,726,156
Motorola, Inc.
6.50%, 9/01/25 (a)	6,135	3,036,500
7.50%, 5/15/25 (a)	980	536,927
7.625%, 11/15/10 (a)	609	539,725
Oracle Corp.
4.95%, 4/15/13 (a)	6,064	6,251,875

Xerox Corp.
9.75%, 1/15/09 (a)	8,369	8,360,589

		53,454,980

Transportation - Railroads - 0.2%
Canadian Pacific Railway Co.
6.50%, 5/15/18 (a)	2,865	2,526,764
Norfolk Southern Corp.
6.20%, 4/15/09 (a)	5,315	5,321,787

		7,848,551

Transportation - Services - 0.0%
FedEx Corp.
3.50%, 4/01/09 (a)	1,922	1,915,396

		704,319,103

Financial Institutions - 15.7%
Banking - 10.2%
American Express Centurion
4.375%, 7/30/09 (a)	7,386	7,271,148
American Express Co.
4.75%, 6/17/09 (a)	5,821	5,791,022
ANZ National International Ltd.
6.20%, 7/19/13 (a)(b)	5,710	5,490,336
Bank of America Corp.
3.375%, 2/17/09 (a)	5,970	5,953,242
5.375%, 9/11/12 (a)	17,630	17,727,300
Bank of Tokyo-Mitsubishi UFJ L
7.40%, 6/15/11 (a)	1,210	1,171,439
BankAmerica Capital II
Series 2
8.00%, 12/15/26 (a)	5,954	4,866,371
Barclays Bank PLC
8.55%, 6/15/11 (a)(b)(d)	6,460	3,171,317
The Bear Stearns Co., Inc.
5.55%, 1/22/17 (a)	12,915	12,294,899
5.70%, 11/15/14 (a)	13,815	13,487,640
7.625%, 12/07/09 (a)	12,540	12,790,900
Capital One Bank
5.00%, 6/15/09 (a)	12,970	12,780,002
6.50%, 6/13/13 (a)	2,884	2,569,955
Capital One Financial Corp.
4.80%, 2/21/12 (a)	12,040	10,773,115
6.75%, 9/15/17 (a)	1,437	1,391,841
Citigroup, Inc.
3.625%, 2/09/09 (a)	13,185	13,142,979
5.00%, 9/15/14 (a)	7,128	6,269,661
5.50%, 4/11/13 (a)	8,995	8,758,288
6.20%, 3/15/09 (a)	7,395	7,363,394
6.50%, 8/19/13 (a)	9,375	9,460,181

Compass Bank
5.50%, 4/01/20 (a)	14,779	9,077,868
Countrywide Financial Corp.
6.25%, 5/15/16 (a)	5,826	5,531,834
Series MTN
5.80%, 6/07/12 (a)	1,664	1,621,823
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11 (a)	5,250	4,997,974
The Goldman Sachs Group, Inc.
3.875%, 1/15/09 (a)	10,159	10,154,875
4.75%, 7/15/13 (a)	4,795	4,309,036
7.35%, 10/01/09 (a)	2,746	2,777,859
Huntington National Bank
4.375%, 1/15/10 (a)	4,100	3,922,228
JP Morgan & Co. Inc
6.25%, 1/15/09 (a)	11,881	11,886,715
JP Morgan Chase & Co.
3.50%, 3/15/09 (a)	13,195	13,196,280
Marshall & Ilsley Bank
Series BKNT
5.00%, 1/17/17 (a)	10,435	7,422,791
Marshall & Ilsley Corp.
4.375%, 8/01/09 (a)	10,235	10,051,128
5.626%, 8/17/09 (a)	6,126	5,763,175
Mellon Funding Corp.
3.25%, 4/01/09 (a)	7,363	7,344,526
Merrill Lynch & Co., Inc.
6.00%, 2/17/09 (a)	13,075	13,078,831
6.05%, 5/16/16 (a)	3,400	3,180,605
Series MTNC
4.125%, 1/15/09 - 9/10/09 (a)	9,183	9,134,559
Morgan Stanley
6.60%, 4/01/12 (a)	7,825	7,565,140
Series F
5.625%, 1/09/12 (a)	12,045	11,422,358
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (a)(d)	3,245	2,260,866
National City Bank of Cleveland Ohio
Series BKNT
6.25%, 3/15/11 (a)	12,645	12,145,750
RBS Capital Trust III
5.512%, 9/30/14 (a)(d)	10,580	4,229,440
Regions Financial Corp.
6.375%, 5/15/12 (a)	12,860	11,305,072
Resona Bank Ltd.
5.85%, 4/15/16 (a)(b)(d)	1,300	736,940

Resona Preferred Global Securities
7.191%, 7/30/15 (a)(b)(d)	2,460	1,171,176
Royal Bank of Scotland Group PLC
6.40%, 4/01/09 (a)	8,598	8,610,166
Sumitomo Mitsui Banking Corp.
5.625%, 10/15/15 (a)(b)(c)	2,270	1,681,098
Suntrust Bank
Series CD
2.337%, 6/02/09 (a)(c)	4,770	4,620,959
UBS Preferred Funding Trust I
8.622%, 10/01/10 (a)(d)	6,990	4,222,981
UFJ Finance Aruba AEC
6.75%, 7/15/13 (a)	2,366	2,312,524
Union Bank of California
Series BKNT
5.95%, 5/11/16 (a)	13,165	10,566,269
Union Planters Corp.
7.75%, 3/01/11 (a)	8,539	8,177,399
US Bancorp
5.30%, 4/28/09 (a)	12,890	12,930,114
Wachovia Corp.
3.625%, 2/17/09 (a)	13,145	13,091,079
Series MTN
5.50%, 5/01/13 (a)	12,845	12,701,663
Wells Fargo & Co.
3.125%, 4/01/09 (a)	13,440	13,462,364
4.20%, 1/15/10 (a)(c)	4,465	4,478,859
Zions Banc Corp.
5.50%, 11/16/15 (a)	4,040	2,857,124

		436,526,478

Brokerage - 0.3%
Goldman Sachs Group, Inc.
6.65%, 5/15/09 (a)	12,375	12,416,877

Finance - 3.3%
American General Finance Corp.
Series MTNI
4.625%, 5/15/09 (a)	10,030	8,602,500
CIT Group, Inc.
5.85%, 9/15/16 (a)	11,860	8,350,982
7.625%, 11/30/12 (a)	10,740	9,066,375
Series MTN
5.125%, 9/30/14 (a)	2,615	1,866,420
General Electric Capital Corp.
4.80%, 5/01/13 (a)	26,395	25,969,829
Series MTNA
4.375%, 11/21/11 (a)	6,275	6,129,050

HSBC Finance Corp.
5.875%, 2/01/09 (a)	5,630	5,628,773
7.00%, 5/15/12 (a)	6,575	6,584,981
International Lease Finance Corp.
3.50%, 4/01/09 (a)	13,120	12,457,519
6.375%, 3/15/09 (a)	12,720	12,212,065
Series R
5.65%, 6/01/14 (a)	1,599	1,044,553
SLM Corp.
Series A
5.45%, 4/25/11 (a)	14,475	11,426,058
Series MTN
5.125%, 8/27/12 (a)	3,495	2,615,515
5.40%, 10/25/11 (a)	10,112	7,649,060
Series MTNA
5.375%, 1/15/13 - 5/15/14 (a)	31,070	21,815,887

		141,419,567

Insurance - 1.4%
Aegon NV
4.75%, 6/01/13 (a)(c)	1,910	1,631,220
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16 (a)	3,165	2,231,278
The Allstate Corp.
6.125%, 5/15/37 (a)(d)	11,695	6,792,491
Allstate Life Global Funding Trust
Series 04-1
4.50%, 5/29/09 (a)	5,702	5,697,079
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10 (a)	5,700	5,781,943
Genworth Financial, Inc.
4.75%, 6/15/09 (a)	5,027	4,938,872
5.231%, 5/16/09 (a)	4,447	4,355,948
Series MTN
6.515%, 5/22/18 (a)	12,615	4,374,314
Humana, Inc.
6.30%, 8/01/18 (a)	3,550	2,659,465
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(b)	4,025	2,601,917
MetLife, Inc.
5.00%, 11/24/13 (a)	4,125	3,772,795
Prudential Financial, Inc.
Series MTN
5.15%, 1/15/13 (a)	7,695	6,250,279
UnitedHealth Group, Inc.
4.125%, 8/15/09 (a)	4,145	4,080,516

XL Capital Ltd.
5.25%, 9/15/14 (a)	7,525	4,178,971

		59,347,088

REITS - 0.5%
Healthcare Realty Trust, Inc.
5.125%, 4/01/14 (a)	7,075	4,262,610
Simon Property Group LP
5.00%, 3/01/12 (a)	13,115	10,362,083
5.625%, 8/15/14 (a)	10,867	7,248,050

		21,872,743

		671,582,753

Utility - 3.2%
Electric - 1.9%
Exelon Corp.
6.75%, 5/01/11 (a)	7,415	7,236,795
FirstEnergy Corp.
Series B
6.45%, 11/15/11 (a)	25,275	23,891,346
Series C
7.375%, 11/15/31 (a)	7,850	7,426,226
MidAmerican Energy Holdings Co.
5.875%, 10/01/12 (a)	2,400	2,394,029
Nisource Finance Corp.
6.80%, 1/15/19 (a)	13,295	8,359,271
7.875%, 11/15/10 (a)	3,010	2,754,421
Pacific Gas & Electric Co.
3.60%, 3/01/09 (a)	13,370	13,332,898
4.80%, 3/01/14 (a)	3,290	3,230,964
Progress Energy, Inc.
7.10%, 3/01/11 (a)	2,287	2,266,712
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)(b)	5,805	5,817,225
Wisconsin Energy Corp.
6.25%, 5/15/67 (a)(d)	5,810	2,875,950

		79,585,837

Natural Gas - 1.1%
Duke Energy Field Services Corp.
7.875%, 8/16/10 (a)	2,100	2,064,546
Energy Transfer Partners LP
6.70%, 7/01/18 (a)	11,065	9,326,600
7.50%, 7/01/38 (a)	12,570	9,814,731
Enterprise Products Operating LLC
Series B
5.60%, 10/15/14 (a)	3,310	2,808,327
Sempra Energy
4.75%, 5/15/09 (a)	13,220	13,055,768

TransCanada Pipelines Ltd.
6.35%, 5/15/67 (a)(d)	12,800	5,721,510
Williams Cos, Inc.
7.875%, 9/01/21 (a)	3,235	2,474,775
8.125%, 3/15/12 (a)(c)	4,705	4,334,481

		49,600,738

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18 (a)	8,485	7,521,155

		136,707,730

Total Corporates - Investment Grades (cost $1,709,722,220)		1,512,609,586

MORTGAGE PASS-THRU’S - 26.6%
Agency Fixed Rate 30-Year - 25.9%
Federal Gold Loan Mortgage Corp.
Series 2005
4.50%, 8/01/35 - 10/01/35 (a)	30,930	31,397,789
Series 2007
5.50%, 7/01/35 (a)	17,271	17,755,820
7.00%, 2/01/37 (a)	38,860	40,540,089
Series 2008
5.50%, 4/01/38 (a)	56,867	58,270,506
6.50%, 5/01/35 (a)	13,961	14,611,276
Federal Home Loan Mortgage Corp.
Series 2005
4.50%, 8/01/35 - 1/01/36 (a)	14,627	14,848,957
Series 2007
4.50%, 1/01/37 - 3/01/37 (a)	10,546	10,704,976
Federal National Mortgage Association
Series 2003
5.00%, 11/01/33 (a)	32,653	33,425,085
5.50%, 4/01/33 - 7/01/33 (a)	73,215	75,231,458
Series 2004
5.00%, 4/01/34 (a)	13	13,572
5.50%, 4/01/34 - 11/01/34 (a)	56,233	57,758,574
6.00%, 9/01/34 - 10/01/34 (a)	29,035	29,961,553
Series 2005
4.50%, 8/01/35 - 9/01/35 (a)	63,189	64,158,648
5.50%, 2/01/35 (a)	50,212	51,595,479
6.00%, 4/01/35 (a)	9,908	10,231,764
Series 2006
5.00%, 2/01/36 (a)	80,429	82,229,482
5.50%, 4/01/36 (a)	55,392	56,848,623
6.00%, 10/01/31 (a)	24	25,338
6.50%, 9/01/36 (a)	8,391	8,725,206
Series 2007
4.50%, 9/01/35 (a)	40,773	41,449,152

5.00%, 7/01/36 (a)	19,621	20,072,252
5.50%, 11/01/36 (a)	70,492	72,345,008
6.50%, 12/01/37 (a)	119,667	124,428,537
Series 2008
5.50%, 12/01/35 - 3/01/37 (a)	186,823	191,734,773
Government National Mortgage Association
Series 1996
8.50%, 11/15/26 (a)	1	801

		1,108,364,718

Agency ARMS - 0.7%
Federal Home Loan Mortgage Corp.
Series 2007
5.979%, 2/01/37 (a)(c)	18,720	19,162,459
Federal National Mortgage Association
Series 2007
5.959%, 10/01/37 (a)(c)	10,163	10,454,187

		29,616,646

Total Mortgage Pass-Thru’s (cost $1,093,436,579)		1,137,981,364

COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.5%
Non-Agency Fixed Rate CMBS - 14.4%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35 (a)	7,148	6,862,885
Series 2004-3, Class A5, Class A5
5.319%, 6/10/39 (a)	13,780	12,089,015
Series 2004-4, Class A3
4.128%, 7/10/42 (a)	8,850	8,683,979
Series 2004-6, Class A2
4.161%, 12/10/42 (a)	11,527	11,154,554
Series 2007-5, Class A4
5.492%, 2/10/51 (a)	19,945	14,592,961
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-T18, Class A4
4.933%, 2/13/42 (a)	12,490	10,729,406
Series 2006-PW11, Class A4
5.456%, 3/11/39 (a)	15,615	13,324,895
Series 2006-PW12, Class A4
5.718%, 9/11/38 (a)	18,895	15,370,939
Series 2007-PW18, Class A4
5.70%, 6/11/50 (a)	25,685	19,053,400
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.358%, 4/15/40 (a)	10,310	8,935,554
Commercial Mortgage Asset Trust
Series 1999-C1, Class A3
6.64%, 1/17/32 (a)	0	35

Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46 (a)	9,615	7,017,599
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36 (a)	694	679,737
Series 2004-C1, Class A4
4.75%, 1/15/37 (a)	4,400	3,783,604
Series 2005-C1, Class A4
5.014%, 2/15/38 (a)	10,900	9,049,575
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38 (a)	26,360	21,308,024
Series 2006-C5, Class A3
5.311%, 12/15/39 (a)	13,467	10,449,375
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45 (a)	12,735	11,694,650
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35 (a)	9,240	8,028,007
Series 2003-C2, Class A3
4.533%, 1/05/36 (a)	2,556	2,387,587
Series 2005-GG3, Class A2
4.305%, 8/10/42 (a)	13,561	12,832,428
Series 2007-GG11, Class A4
5.736%, 12/10/49 (a)	3,449	2,574,974
Series 2007-GG9, Class A2
5.381%, 3/10/39 (a)	24,450	19,272,935
Series 2007-GG9, Class A4
5.444%, 3/10/39 (a)	27,455	20,896,876
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38 (a)	100	82,171
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38 (a)	9,775	8,996,553
Series 2005-LDP1, Class A4
5.038%, 3/15/46 (a)	13,750	11,098,502
Series 2005-LDP3, Class A2
4.851%, 8/15/42 (a)	11,220	10,212,464
Series 2005-LDP4, Class A2
4.79%, 10/15/42 (a)	7,573	6,911,771
Series 2006-CB14, Class A4
5.481%, 12/12/44 (a)	6,750	5,426,804

Series 2006-CB15, Class A4
5.814%, 6/12/43 (a)	24,985	19,223,017
Series 2006-CB16, Class A4
5.552%, 5/12/45 (a)	21,000	16,213,688
Series 2006-CB17, Class A4
5.429%, 12/12/43 (a)	18,180	13,798,887
Series 2007-C1, Class A4
5.716%, 2/15/51 (a)	26,625	18,596,524
Series 2007-LD11, Class A2
5.804%, 6/15/49 (a)	29,120	22,260,062
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.226%, 6/15/29 (a)	3,780	3,191,955
Series 2004-C8, Class A2
4.201%, 12/15/29 (a)	9,383	9,131,261
Series 2005-C1, Class A4
4.742%, 2/15/30 (a)	9,030	7,411,537
Series 2005-C7, Class A4
5.197%, 11/15/30 (a)	10,140	8,371,697
Series 2006-C6, Class A4
5.372%, 9/15/39 (a)	22,570	17,706,298
Series 2006-C7, Class A3
5.347%, 11/15/38 (a)	26,275	20,465,716
Series 2007-C1, Class A4
5.424%, 2/15/40 (a)	17,435	12,934,878
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.242%, 11/12/37 (a)	9,140	7,543,981
Series 2005-MKB2, Class A2
4.806%, 9/12/42 (a)	16,215	15,375,911
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.909%, 6/12/46 (a)	11,735	9,402,258
Morgan Stanley Capital I
Series 2005-HQ5, Class A4
5.168%, 1/14/42 (a)	16,915	14,206,240
Series 2005-T17, Class A5
4.78%, 12/13/41 (a)	13,195	10,882,905
Series 2007-T27, Class A4
5.65%, 6/13/42 (a)	30,420	23,221,536
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45 (a)	26,205	20,930,238
Series 2007-C31, Class A4
5.509%, 4/15/47 (a)	26,665	19,191,603
Series 2007-C32, Class A2
5.736%, 6/15/49 (a)	21,215	16,592,086

Series 2007-C32, Class A3
5.741%, 6/15/49 (a)		23,420	17,161,057

			617,314,594

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.316%, 3/06/20 (a)(b)(c)		5,835	3,737,774

Total Commercial Mortgage-Backed Securities (cost $765,042,949)			621,052,368

GOVERNMENTS - TREASURIES - 4.1%
United Kingdom - 1.8%
United Kingdom Gilt
4.25%, 3/07/11 (a)	GBP	13,718	20,752,647
5.00%, 3/07/12 (a)		37,830	58,917,531

			79,670,178

United States - 2.3%
U.S. Treasury Bonds
4.50%, 2/15/36 (a)		$9,575	12,721,288
U.S. Treasury Notes
4.25%, 11/15/17 (a)		7,270	8,468,983
US Treasury Strip
Zero Coupon, 2/15/21 (a)(e)		112,897	75,750,161

			96,940,432

Total Governments - Treasuries (cost $169,211,149)			176,610,610

BANK LOANS - 3.7%
Industrial - 3.2%
Basic - 0.4%
Dealer Computer Services, Inc.
2.46%, 10/26/12 (c)		4,202	1,932,988
Dresser, Inc.
2.71%-4.48%, 5/04/14 (c)		2,426	1,512,474
Georgia-Pacific Corp.
2.58%-4.18%, 12/20/12 (c)		2,824	2,308,767
Hexion Specialty
3.75%, 5/05/13 (c)		402	165,019
6.18%, 5/05/13 (c)		1,858	761,604
John Maneely Co.
5.85%-8%, 12/09/13 (c)		6,018	3,264,836
Lyondellbasell
7.00%, 12/22/14 (c)		2,084	937,907
MMG Packaging Acquisition
6.96%, 3/08/15 (c)		472	31,468
Momentive Performance
2.75%, 12/04/13 (c)		2,442	1,582,673

Newpage Corp.
5.31%, 12/22/14 (c)	1,683	1,068,705
Univar Corp. Opco
4.45%, 10/10/14 (c)	1,980	1,174,794
Wimar Opco LLC
6.50%, 1/03/12 (c)	2,700	622,701

		15,363,936

Capital Goods - 0.2%
Champion Opco LLC
2.961%, 5/13/13 (c)	1,892	662,083
Clarke American Corp.
2.96%-6.385%, 6/30/14 (c)	1,531	765,597
Fenwal, Inc.
2.19%, 2/28/14 (c)	3,694	2,234,719
Graphic Packaging International, Inc.
6.65%, 11/10/13 (c)	1,588	845,437
Manitowoc Co., Inc.
6.50%, 8/25/14 (c)	1,000	703,000
Ravago Holding America, Inc.
6.81%, 1/30/14 (c)	1,965	1,179,000
Sequa Corp.
3.73%-5.08%, 12/03/14 (c)	1,193	635,041
United Subcontractor
6.92%-9.34%, 12/27/12 (c)(f)	6,165	822,021

		7,846,898

Communications - Media - 0.3%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.96%, 7/03/14 (c)	2,469	1,595,874
Charter Communications Operating LLC
4.16%-5.47%, 3/06/14 (c)	7,673	5,603,073
CSC Holdings, Inc. (Cablevision)
2.945%, 3/29/13 (c)	2,188	1,843,495
IDEARC, Inc. (Verizon)
2.47%-3.46%, 11/17/14 (c)	3,528	1,070,995
Sirius Computer Solutions
4.20%, 11/30/12 (c)	1,255	690,169
Univision Communications, Inc.
2.71%, 9/29/14 (c)	5,000	2,040,300
VML US Finance LLC
2.72%, 5/27/13 (c)	750	371,250

		13,215,156

Communications - Telecommunications - 0.4%
Alltel Corp.
3.938%, 5/15/15 (c)	3,456	3,412,321
Cequel Communications LLC (Cebridge)
4.23%-6.33%, 11/05/13 (c)	1,136	731,012
8.235%-9.193%, 5/05/14 (c)	3,537	1,485,389

Level 3 Communications
7.00%, 3/13/14 (c)	4,500	2,827,485
Nielsen Finance LLC
3.82%-4.38%, 8/09/13 (c)	2,962	1,989,583
Proquest
2.98%, 2/10/14 (c)	3,813	3,050,667
Sorenson Communications, Inc.
7.47%, 2/16/14 (c)	2,484	1,838,242
Telesat Canada
3.47%-6.52%, 10/31/14 (c)	1,824	1,232,176
4.46%, 10/31/14 (c)	157	105,828

		16,672,703

Consumer Cyclical - Automotive - 0.2%
Allison Transmission, Inc.
4.19%-5.00%, 8/07/14 (c)	1,461	821,090
Chrysler Financial Services Americas LLC
6.00%, 8/03/12 (c)	1,780	923,990
Ford Motor Co.
5.00%, 12/15/13 (c)	4,900	1,964,067
General Motors Corp.
5.79%, 11/29/13 (c)	1,228	553,676
Lear Corp.
2.96%-4.75%, 4/25/12 (c)	2,463	1,116,325
Visteon Corp.
7.75%, 6/13/13 (c)	5,000	1,230,000

		6,609,148

Consumer Cyclical - Other - 0.2%
Goodyear Engineered Products
4.38%, 7/31/14 (c)	2,470	1,321,199
Harrah’s Operating Co., Inc.
4.45%-6.53%, 1/28/15 (c)	2,992	1,763,709
MGM Mirage
4.70%, 4/09/12 (c)	1,965	812,193
On Assignment, Inc.
2.72%, 1/31/13 (c)	1,303	989,933
Six Flags, Inc.
2.73%-6.14%, 4/30/15 (c)	5,910	3,427,800

		8,314,834

Consumer Cyclical - Retailers - 0.2%
Hanesbrands, Inc.
4.00%-5.26%, 9/05/13 (c)	639	510,588
Levlad LLC & Arbonne International LLC
3.70%-5.67%, 3/08/14 (c)	935	346,109
Mattress Holding Corp.
2.73%, 1/18/14 (c)	493	184,693
Michaels Stores, Inc.
2.75%-5.25%, 10/31/13 (c)	3,447	1,835,653

Neiman Marcus Group, Inc.
4.19%, 4/06/13 (c)		3,000	1,902,000
Rite Aid Corp.
2.22%-3.63%, 6/04/14 (c)		993	555,800
Targus Group International
5.72%-6.60%, 11/22/12 (c)		2,668	1,325,065

			6,659,908

Consumer Non-Cyclical - 0.7%
Aramark Corp.
2.038%, 1/26/14 (c)	GBP	118	97,034
3.333%, 1/26/14 (c)		1,853	1,527,377
Best Brands Corp.
7.93%, 12/12/12 (c)(f)		$297	163,354
Carestream Health, Inc.
5.42%, 4/30/13 (c)		917	550,331
CHS/Community Health Systems, Inc
4.43%-4.44%, 7/25/14 (c)		3,628	2,824,472
CHS/Community Health Systems, Inc.
3.40%, 7/25/14 (c)(g)		186	144,501
Constellation Brands, Inc.
2.93%-3.68%, 6/05/13 (c)		1,748	1,543,136
Harlan Sprague Dawlwy, Inc.
3.01%-7.25%, 7/11/14 (c)		2,256	1,669,205
HCA, Inc.
3.708%, 11/18/13 (c)		5,881	4,589,034
HCR Healthcare, LLC
2.96%-9%, 12/22/14 (c)		1,971	1,349,804
Health Management Associates
3.208%, 2/28/14 (c)		1,886	1,167,570
Inverness Medical Innovations, Inc.
3.46%-3.89%, 6/26/14 (c)		1,970	1,316,610
Mylan Laboratories, Inc.
3.75%-6.75%, 10/02/14 (c)		1,470	1,237,858
Supervalu, Inc.
2.68%, 6/02/12 (c)		904	714,481
Talecris Biotherepeutics, Inc.
5.64%, 12/06/13 (c)		7,313	6,142,739
8.64%, 12/06/14 (c)		1,775	1,455,500
Wrigley Jr Company
7.75%, 10/06/14 (c)		2,100	2,005,500

			28,498,506

Energy - 0.1%
Ashmore Energy International
0.361%, 3/30/12 (c)		210	129,150
4.458%, 3/30/14 (c)		1,675	1,030,176
Dalbo, Inc.
5.50%-7.38%, 8/27/12 (c)		2,551	2,041,085

Infrastrux Group, Inc.
4.21%, 11/03/12 (c)(f)	3,511	2,913,838

		6,114,249

Other Industrial - 0.0%
Education Management Corp.
3.25%, 6/01/13 (c)	3,059	1,890,406

Services - 0.4%
Client Logic Corp.
6.50%-9.78%, 1/30/14 (c)	4,781	2,868,582
First Data Corp.
0.46%, 9/24/14 (c)	4,938	3,157,531
3.21%, 9/24/14 (c)	2,706	1,712,112
Koosharem Corp.
5.39%, 6/30/14 (c)	1,975	789,923
N.E.W. Holdings LLC
4.68%-7.02%, 5/22/14 (c)	1,964	1,315,820
PGT Industries, Inc.
6.25%, 2/14/12 (c)	1,408	915,280
Sabre, Inc.
3.89%-5.42%, 9/30/14 (c)	4,859	2,058,143
Tandus Corp.
4.325%-4.689%, 5/08/14 (c)	1,935	1,064,178
Travelport LLC
2.71%-3.70%, 8/23/13 (c)	2,334	1,008,823
3.708%, 8/23/13 (c)	468	202,421
West Corp.
2.84%-4.26%, 10/24/13 (c)	5,148	3,159,852

		18,252,665

Technology - 0.1%
Celanese US Holdings LLC
5.55%, 4/02/14 (c)	1,980	1,352,925
Dealer Computer Services, Inc.
5.96%, 10/26/13 (c)	3,500	1,137,500
Freescale Semiconductor, Inc.
3.93%, 11/29/13 (c)	1,540	896,192
IPC Systems, Inc.
3.708%, 6/02/14 (c)	929	481,202
6.75%, 6/01/15 (c)	2,000	300,000
Sungard Data Systems, Inc.
3.57%-4.13%, 2/28/14 (c)	2,187	1,463,542

		5,631,361

Transportation - Airlines - 0.0%
Delta Airlines
5.145%, 4/30/14 (c)	1,058	507,670

		135,577,440

Utility - 0.3%
Electric - 0.2%
Calpine Corp.
4.335%, 3/29/14 (c)	1,890	1,388,670
FirstLight Power Resources, Inc.
1.35%, 11/01/13 (c)	29	20,571
4.125%, 11/01/13 (c)	798	574,814
5.96%, 5/01/14 (c)	3,800	1,900,000
Northeast Biofuels LLC
8.25%, 6/28/13 (c)	115	44,660
8.25%, 6/28/13 (c)(f)	2,764	1,078,054
Texas Competitive Electric Holdings Company LLC
3.96%-5.88%, 10/10/14 (c)	6,631	4,579,462

		9,586,231

Other Utility - 0.1%
GBGH LLC
9.50%, 8/07/13 (c)(f)	3,015	2,622,782

		12,209,013

Financial Institutions - 0.2%
Brokerage - 0.0%
Ameritrade Holdings Corp.
2.38%, 12/31/12 (c)	1,000	850,000

Finance - 0.1%
Gartmore Investment Management
5.58%, 5/12/14 (c)	1,806	805,393
Invenergy
4.46%, 4/10/13 (c)	3,066	2,605,849
LPL Holdings
2.21%-3.20%, 6/28/13 (c)	1,970	1,398,647
Peach Holding, Inc.
5.71%-6.30%, 11/21/13 (c)	942	546,167

		5,356,056

Other Finance - 0.0%
Grosvenor Capital Management
3.89%-4.21%, 12/05/13 (c)	935	472,390

REITS - 0.1%
Capital Automative REIT
3.19%, 12/16/10 (c)	861	312,688
Crescent Resources
3.96%, 9/07/12 (c)	5,780	968,082
Landsource Communities
8.25%, 5/31/09 (c)(f)	2,317	363,825
North Las Vegas
4.26%, 5/09/11 (c)(f)	2,018	1,109,741
7.00%, 5/09/12 (c)(f)	1,000	100,000

		2,854,336

		9,532,782

Industrials - 0.0%
Transportation - Services - 0.0%
Oshkosh Truck Corp.
1.97%-3.70%, 12/06/13 (c)	3,962	2,297,804

Total Bank Loans (cost $273,050,307)		159,617,039

AGENCIES - 3.1%
Agency Debentures - 3.1%
Federal Home Loan Mortgage Corp.
5.125%, 11/17/17 (a)	102,515	118,779,517
Federal National Mortgage Association
6.25%, 5/15/29 (a)	9,685	13,223,802

Total Agencies (cost $119,088,406)		132,003,319

INFLATION-LINKED SECURITIES - 2.2%
United States - 2.2%
U.S. Treasury Notes
3.00%, 7/15/12 (TIPS) (a) (cost $103,917,256)	95,219	93,321,854

CORPORATES - NON-INVESTMENT GRADES - 1.9%
Industrial - 1.4%
Basic - 0.1%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(b)	3,550	319,500
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)(b)	5,025	2,663,250
Westvaco Corp.
8.20%, 1/15/30 (a)	1,700	1,293,843

		4,276,593

Capital Goods - 0.2%
Owens Corning, Inc.
6.50%, 12/01/16 (a)(c)	8,371	6,062,337

Communications -Media - 0.2%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)	3,675	3,270,750
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)	8,805	1,056,600
DirecTV Holdings LLC
6.375%, 6/15/15 (a)	3,525	3,251,812

		7,579,162

Communications - Telecommunications - 0.7%
Qwest Communications International, Inc.
7.50%, 2/15/14 (a)	2,175	1,555,125
Series B
7.50%, 2/15/14 (a)	1,115	797,225
Sprint Capital Corp.
7.625%, 1/30/11 (a)	12,750	10,646,250
8.375%, 3/15/12 (a)	20,520	16,416,000

		29,414,600

Consumer Cyclical - Automotive - 0.0%
General Motors Corp.
8.25%, 7/15/23 (a)	5,425	895,125

Consumer Cyclical - Other - 0.1%
Centex Corp.
5.45%, 8/15/12 (a)	5,819	4,306,060
Harrah’s Operating Co., Inc.
5.625%, 6/01/15 (a)	2,445	415,650
5.75%, 10/01/17 (a)	959	148,645
6.50%, 6/01/16 (a)	2,870	444,850

		5,315,205

Consumer Cyclical - Retailers - 0.0%
Limited Brands, Inc.
6.90%, 7/15/17 (a)	1,704	1,034,003

Transportation - Airlines - 0.1%
UAL Pass Through Trust Series 2007-1
Series 071A
6.636%, 7/02/22 (a)	5,352	3,157,653

		57,734,678

Utility - 0.3%
Electric - 0.3%
Dynegy Holdings, Inc.
8.375%, 5/01/16 (a)	5,370	3,812,700
Edison Mission Energy
7.00%, 5/15/17 (a)	3,955	3,440,850
NRG Energy, Inc.
7.25%, 2/01/14 (a)	5,035	4,707,725
7.375%, 2/01/16 (a)	2,985	2,776,050

		14,737,325

Financial Institutions - 0.2%
Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
6.20%, 9/26/14 (a)(h)	5,118	486,210
7.875%, 11/01/09 (a)(h)	10,672	1,013,840
Series MTNG
4.80%, 3/13/14 (a)(h)	3,322	315,590

		1,815,640

Insurance - 0.1%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)(b)	6,060	2,719,437

REITS - 0.1%
AMR REAL ESTATE PTR/FIN
7.125%, 2/15/13 (a)	2,710	1,869,900

		6,404,977

Total Corporates - Non-Investment Grades (cost $139,661,019)		78,876,980

GOVERNMENTS - SOVEREIGN BONDS - 1.8%
Brazil - 0.8%
Republic of Brazil
8.25%, 1/20/34 (a)	28,055	34,297,238

Peru - 0.6%
Republic of Peru
8.375%, 5/03/16 (a)	6,815	7,343,162
9.875%, 2/06/15 (a)	14,380	16,537,000

		23,880,162

Russia - 0.4%
Russian Federation
7.50%, 3/31/30 (a)(b)	21,834	19,043,090

Total Governments - Sovereign Bonds (cost $75,781,042)		77,220,490

CMOS - 1.4%
Non-Agency ARMS - 1.3%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.319%, 2/25/36 (a)(d)	9,118	4,338,713
Series 2006-3, Class 22A1
6.064%, 5/25/36 (a)(d)	5,908	2,690,489
Series 2007-1, Class 21A1
5.697%, 1/25/47 (a)(d)	26,919	12,530,121
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.117%, 5/25/35 (a)(d)	16,143	10,559,401
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.098%, 6/26/35 (a)(b)	7,565	6,771,259
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.143%, 5/25/36 (a)(d)	7,775	3,601,070
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.149%, 12/25/35 (a)	9,420	7,328,620

Residential Funding Mortgage Securities, I Inc.
Series 2005-SA3, Class 3A
5.239%, 8/25/35 (a)(d)	9,841	5,834,942

		53,654,615

Non-Agency Floating Rate - 0.1%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
3.256%, 12/25/35 (a)(c)	5,726	2,518,630
JP Morgan Alternative Loan Trust
Series 2006-S1, Class 3A1
0.581%, 3/25/36 (a)(c)	989	890,439
Structured Asset Mortgage Investment, Inc.
Series 2004-AR5, Class 1A1
0.911%, 10/19/34 (a)(c)	4,487	2,266,540

		5,675,609

Agency Floating Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
1.721%, 5/28/35 (a)(c)	1,605	1,380,210

Total CMOs (cost $105,109,305)		60,710,434

ASSET-BACKED SECURITIES - 1.3%
Home Equity Loans - Floating Rate - 1.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
2.52%, 12/25/32 (a)(c)	3,437	2,727,768
Bear Stearns Asset Backed Securities, Inc.
Series 2007-HE3, Class M1
0.921%, 4/25/37 (a)(c)	10,375	312,806
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
0.641%, 12/25/35 (a)(c)	2,150	2,100,150
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
0.768%, 1/20/35 (a)(c)	4,227	2,895,448
Home Equity Loan Trust
Series 2007-FRE1, Class 2AV2
0.631%, 4/25/37 (a)(c)	15,685	8,168,450
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-1, Class A2A
0.591%, 4/25/37 (a)(c)	9,451	8,353,690
Morgan Stanley Mortgage Loan Trust FRN
Series 2006-17XS, Class A1
0.591%, 10/25/46 (a)(c)	7,959	6,946,225

Morgan Stanley Structured Trust
Series 2007-1, Class A2
0.661%, 6/25/37 (a)(c)	9,105	6,208,472
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.701%, 2/25/37 (a)(c)	6,080	185,197
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
0.641%, 3/25/35 (a)(c)	881	756,624
Series 2005-RZ1, Class A2
0.671%, 4/25/35 (a)(c)	2,028	1,462,844
Residential Asset Securities Corp.
Series 2003-KS3, Class A2
1.071%, 5/25/33 (a)(c)	317	237,600
Soundview Home Equity Loan Trust FRN
Series 2007-OPT3, Class 2A2
0.601%, 8/25/37 (a)(c)	9,200	6,394,000

		46,749,274

Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33 (a)	3,020	2,011,831
Credit-Based Asset Servicing and Securitization LLC.
Series 2005-CB7, Class AF2
5.147%, 11/25/35 (a)	931	929,819
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36 (a)	1,116	1,071,579
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35 (a)	930	923,535

		4,936,764

Other ABS - Fixed Rate - 0.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)(b)	3,700	2,404,988

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.571%, 2/25/47 (a)(b)(c)	7,100	142,000
SLM Student Loan Trust
Series 2003-C, Class A1
2.096%, 9/15/16 (a)(c)	2,254	2,161,976

		2,303,976

Total Asset-Backed Securities (cost $99,659,918)		56,395,002

GOVERNMENTS - SOVEREIGN AGENCIES - 1.1%
United Kingdom - 1.1%
Lloyds TSB Bank PLC
4.00%, 11/17/11 (a)	GBP	3,212	4,797,299
4.125%, 11/14/11 (a)		6,027	9,015,635
Series EMTN
4.625%, 11/04/11 (a)		21,493	32,598,227

Total Governments - Sovereign Agencies (cost $48,226,265)			46,411,161

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Luxembourg - 0.4%
Gaz Capital SA
6.212%, 11/22/16 (a)(b)		$24,820	16,126,423

Russia - 0.5%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)(b)		13,875	7,908,750
7.75%, 5/29/18 (a)(b)		24,180	15,596,100

			23,504,850

Total Quasi-Sovereigns (cost $61,486,121)			39,631,273

	Shares
PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (a)		185,725	72,433
Federal National Mortgage Association
8.25% (a)(d)		280,300	232,649

Total Preferred Stocks (cost $11,650,625)			305,082

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
State Street Time Deposit
0.01%, 1/02/09 (cost $2,469,000)	$2,469	2,469,000

Total Investments - 98.0% (cost $4,777,512,161)		4,195,215,562
Other assets less liabilities - 2.0%		86,139,515

Net Assets - 100.0%		$4,281,355,077

INTEREST RATE SWAP TRANSACTIONS

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type		Unrealized Appreciation/ (Depreciation)
			Payments made by the Portfolio	Payments received by the Portfolio
Citigroup	$498,000	9/17/10	3 Month LIBOR	2.780%	$14,842,326
Citigroup	120,055	9/17/17	3 Month LIBOR	4.110%	17,304,965
Morgan Stanley	108,000	9/17/10	3 Month LIBOR	3.550%	7,875,802

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr Futures	1,155	March 2009	$136,324,443	$145,241,250	$8,916,807

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
British Pound
settling 2/26/09	52	$80,100	$74,965	$(5,135)
British Pound
settling 2/26/09	613	907,673	880,324	(27,349)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2008	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
British Pound
settling 2/26/09	87,874	$134,112,643	$126,175,054	$7,937,589

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $4,033,129,527.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate market value of these securities amounted to $126,324,859 or 3.0% of net assets.
(c)	Floating Rate Security. Stated interest rate was in effect at December 31, 2008.
(d)	Variable rate coupon, rate shown as of December 31, 2008.
(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $4,025,802.
(f)	Pay-In-Kind Payments (PIK).
(g)	This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized gain/(loss) of these unfunded loan commitments amounted to $96,334 and $(24,693), respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(h)	Security is in default and is non-income producing.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2008, the fund’s total exposure to subprime investments was 1.88%. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

GBP	-	Great British Pound

Glossary:

LIBOR	-	London Interbank Offered Rates
TIPS	-	Treasury Inflation Protected Security

FINANCIAL ACCOUNTING STANDARDS NO. 157

SCB Intermediate Duration

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$	– 0 –	$8,916,807
Level 2		3,864,682,761	7,905,105
Level 3		330,532,801	40,023,093

Total		$4,195,215,562	$56,845,005

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 10/1/2008	$433,305,015	$(12,081,562)
Accrued discounts /premiums	172,124	– 0 –
Realized gain (loss)	(7,226,982)	– 0 –	*
Change in unrealized appreciation/depreciation	(79,110,032)	52,104,655
Net purchases (sales)	6,143,747	– 0 –
Net transfers in and/or out of Level 3	(22,751,071)	– 0 –

Balance as of 12/31,08	$330,532,801	$40,023,093

Net change in unrealized appreciation/depreciation from Investments still held as of 12/31/2008	$(79,110,032)	$52,104,655

*	The realized gain (loss) recognized during the period ended 12/31/2008 for other financial instruments was $0.

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THRU’S - 29.4%
Agency Fixed Rate 30-Year - 22.4%
Federal Gold Loan Mortgage Corp.
Series 2007
6.50%, 12/01/33	$4,101	$4,284,476
7.00%, 2/01/37	4,896	5,107,631
Series 2008
6.00%, 8/01/38	14,424	14,873,106
Federal National Mortgage Association
Series 2007
6.50%, 10/01/37	20,545	21,363,662
Series 2008
6.00%, 8/01/38	14,716	15,165,267
6.50%, 12/01/28 - 10/01/35	10,846	11,355,911
Government National Mortgage Association
Series 2002
7.50%, 3/15/32	389	412,318
Series 2008
6.50%, 9/15/38	19,057	19,851,699

		92,414,070

Agency ARMS - 6.3%
Federal Home Loan Mortgage Corp.
Series 2005
4.779%, 5/01/35 (a)	2,625	2,657,345
Series 2006
5.821%, 12/01/36 (a)	1,087	1,099,413
6.187%, 12/01/36 (a)	1,677	1,718,731
Series 2007
5.913%, 11/01/36 (a)	3,272	3,349,963
6.081%, 1/01/37 (a)	2,586	2,651,238
Federal National Mortgage Association
Series 2005
4.546%, 2/01/35 (a)	4,114	4,115,632
Series 2006
4.586%, 1/01/36 (a)	3,110	3,103,506
Series 2007
4.391%, 11/01/35 (a)	4,031	4,068,909
5.79%, 8/01/37 (a)	3,287	3,370,571

		26,135,308

Agency Fixed Rate 15-Year - 0.7%
Federal National Mortgage Association
Series 2000
7.50%, 3/01/15	189	198,178
Series 2001
6.00%, 11/01/16 - 12/01/16	1,115	1,161,287
Series 2002
6.00%, 2/01/17	920	958,766
8.00%, 8/01/16	344	362,925

		2,681,156

Total Mortgage Pass-Thru’s (cost $119,245,387)		121,230,534

AGENCIES - 26.3%
Agency Debentures - 26.3%
Bank of America Corp.
3.125%, 6/15/12	8,320	8,645,994
Bank of America NA
1.70%, 12/23/10	4,385	4,398,002
Citigroup, Inc.
2.875%, 12/09/11	8,365	8,625,754
Federal Home Loan Bank
2.75%, 6/18/10	3,980	4,087,528
Federal Home Loan Mortgage Corp.
2.875%, 4/30/10	10,000	10,218,970
4.125%, 9/27/13	3,380	3,642,041
Series 1
2.375%, 5/28/10	10,000	10,179,580
Federal National Mortgage Association
2.375%, 5/20/10	10,000	10,196,220
3.25%, 2/10/10	12,000	12,308,700
6.375%, 6/15/09	2,680	2,752,550
7.125%, 6/15/10	12,000	13,014,720
The Goldman Sachs Group, Inc.
3.25%, 6/15/12	8,285	8,643,914
JPMorgan Chase & Co.
3.125%, 12/01/11	8,320	8,643,640
Wells Fargo & Co.
3.00%, 12/09/11	3,068	3,189,674

Total Agencies (cost $105,519,742)		108,547,287

CORPORATES - INVESTMENT GRADES - 15.2%
Financial Institutions - 9.0%
Banking - 6.1%
Bank of America Corp.
3.375%, 2/17/09	880	877,530

BB&T Corp.
6.50%, 8/01/11	890	900,849
Capital One Bank
5.00%, 6/15/09	1,220	1,202,128
Citigroup, Inc.
3.625%, 2/09/09	1,945	1,938,801
Comerica, Inc.
4.80%, 5/01/15	700	535,954
Credit Suisse USA, Inc.
4.70%, 6/01/09	1,945	1,945,070
Fifth Third Bancorp
6.25%, 5/01/13	1,970	1,827,183
JP Morgan & Co. Inc
6.25%, 1/15/09	1,795	1,795,863
Marshall & Ilsley Corp.
4.375%, 8/01/09	1,507	1,479,927
Merrill Lynch & Co., Inc.
Series MTNC
4.125%, 1/15/09	1,985	1,984,148
Morgan Stanley
5.05%, 1/21/11	1,945	1,868,161
National City Bank of Cleveland Ohio
Series BKNT
6.25%, 3/15/11	1,895	1,820,182
Royal Bank of Scotland Group PLC
6.40%, 4/01/09	711	712,006
Union Planters Corp.
7.75%, 3/01/11	1,134	1,085,979
UnionBanCal Corp.
5.25%, 12/16/13	1,530	1,303,318
US Bancorp
5.30%, 4/28/09	1,920	1,925,975
Wells Fargo & Co.
3.125%, 4/01/09	1,969	1,972,276

		25,175,350

Finance - 0.9%
General Electric Capital Corp.
3.125%, 4/01/09	1,975	1,971,425
International Lease Finance Corp.
4.75%, 7/01/09	1,980	1,843,430

		3,814,855

Insurance - 1.0%
Allstate Life Global Funding Trust
Series 04-1
4.50%, 5/29/09	852	851,264
Genworth Financial, Inc.
5.231%, 5/16/09	651	637,671

UnitedHealth Group, Inc.
4.125%, 8/15/09	713	701,908
WellPoint, Inc.
4.25%, 12/15/09	1,900	1,827,167

		4,018,010

Other Finance - 0.2%
ORIX Corp.
5.48%, 11/22/11	920	691,175

REITS - 0.8%
Simon Property Group LP
3.75%, 1/30/09	1,955	1,939,388
5.00%, 3/01/12	1,940	1,532,782

		3,472,170

		37,171,560

Industrial - 5.2%
Basic - 0.0%
United States Steel Corp.
5.65%, 6/01/13	135	100,975

Capital Goods - 0.4%
Caterpillar Financial Services
4.50%, 6/15/09	1,020	1,017,034
Illinois Tool Works, Inc.
5.75%, 3/01/09	773	777,693

		1,794,727

Communications - Media - 0.4%
British Sky Broadcasting Group PLC
6.875%, 2/23/09	1,860	1,868,532

Communications - Telecommunications - 1.4%
AT&T, Inc.
4.125%, 9/15/09	1,955	1,963,009
Qwest Corp.
8.875%, 3/15/12	1,155	1,068,375
Verizon New England, Inc.
6.50%, 9/15/11	960	952,970
Vodafone Group PLC
7.75%, 2/15/10	1,800	1,839,627

		5,823,981

Consumer Cyclical - Automotive - 0.4%
Daimler Finance North America LLC
7.20%, 9/01/09	1,730	1,678,503

Consumer Non-Cyclical - 0.8%
Abbott Laboratories
3.50%, 2/17/09	953	954,748
Baxter FinCo BV
4.75%, 10/15/10	1,690	1,685,222
Kraft Foods, Inc.
4.125%, 11/12/09	481	481,735

		3,121,705

Energy - 0.7%
ConocoPhillips
6.375%, 3/30/09	831	835,285
Vastar Resources, Inc.
6.50%, 4/01/09	1,875	1,887,564

		2,722,849

Technology - 0.4%
International Business Machines Corp.
5.375%, 2/01/09	840	841,991
Motorola, Inc.
8.00%, 11/01/11	970	809,438

		1,651,429

Transportation - Railroads - 0.2%
Norfolk Southern Corp.
6.20%, 4/15/09	805	806,028

Transportation - Services - 0.5%
FedEx Corp.
3.50%, 4/01/09	1,970	1,963,231

		21,531,960

Utility - 1.0%
Electric - 1.0%
Pacific Gas & Electric Co.
3.60%, 3/01/09	1,950	1,944,589
PPL Electric Utilities Corp.
6.25%, 8/15/09	1,870	1,880,769

		3,825,358

Total Corporates - Investment Grades (cost $64,679,735)		62,528,878

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.0%
Non-Agency Fixed Rate CMBS - 5.5%
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2002-TOP6, Class A2
6.46%, 10/15/36	4,331	4,158,353
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	2,550	2,341,685
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A2
4.305%, 8/10/42	3,299	3,121,785
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	2,030	1,868,338
Series 2005-LDP5, Class A2
5.198%, 12/15/44	2,800	2,507,770

LB-UBS Commercial Mortgage Trust
Series 2003-C5, Class A3
4.254%, 7/15/27	3,535	3,171,559
Series 2004-C7, Class A2
3.992%, 10/15/29	5,385	5,234,232
Nomura Asset Securities Corp.
Series 1998-D6, Class A1B
6.59%, 3/15/30	191	190,754

		22,594,476

Non-Agency Floating Rate CMBS - 1.5%
Commercial Mortgage Pass-Through Certificates
Series 2007-FL14, Class C
1.495%, 6/15/22 (a)(b)	1,361	593,077
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
1.665%, 10/15/21 (a)(b)	2,000	978,524
Series 2007-TFLA, Class A2
1.315%, 2/15/22 (a)(b)	3,000	1,726,801
Morgan Stanley Capital I
Series 2005-XLF, Class G
1.565%, 8/15/19 (a)(b)	2,645	2,372,799
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
1.595%, 9/15/21 (a)(b)	1,300	426,837
Series 2007-WHL8, Class E
1.595%, 6/15/20 (a)(b)	1,000	312,950

		6,410,988

Total Commercial Mortgage-Backed Securities (cost $35,333,866)		29,005,464

ASSET-BACKED SECURITIES - 5.8%
Home Equity Loans - Fixed Rate - 2.6%
American General Mortgage Loan Trust
Series 2003-1, Class A3
4.03%, 4/25/33	1,370	1,103,935
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	1,195	795,830
Series 2004-1, Class AF2
2.645%, 4/25/34	246	224,778
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	1,320	342,484

Credit-Based Asset Servicing and Securitization LLC.
Series 2003-CB3, Class AF1
2.879%, 12/25/32	933	617,043
Series 2005-CB4, Class AF2
4.751%, 8/25/35	2,325	1,879,252
Series 2005-RP2, Class AF2
5.75%, 9/25/35 (b)	1,200	1,171,368
Series 2007-CB4, Class A2A
5.844%, 4/25/37	748	686,221
Flagstar Home Equity Loan Trust
Series 2007-1A, Class AF2
5.765%, 1/25/35 (b)	2,100	1,057,350
Home Equity Mortgage Trust
Series 2006-5, Class A1
5.50%, 1/25/37	1,138	258,841
Household Home Equity Loan Trust
Series 2007-1, Class A2F
5.60%, 3/20/36	2,610	2,147,622
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (b)(c)	13	1,056
Structured Asset Securities Corp.
Series 2007-RM1, Class AI0
5.00%, 5/25/47 (b)(d)	3,621	651,707

		10,937,487

Home Equity Loans - Floating Rate - 1.2%
ACE Securities Corp.
Series 2003-OP1, Class A2
0.831%, 12/25/33 (a)	213	165,775
BNC Mortgage Loan Trust
Series 2007-2, Class M5
1.371%, 5/25/37 (a)	420	11,613
Countrywide Asset-Backed Certificates
Series 2003-BC1, Class A1
1.271%, 3/25/33 (a)	202	161,178
HFC Home Equity Loan Asset Backed Certificates
Series 2006-1, Class M1
0.788%, 1/20/36 (a)	802	525,813
Home Equity Mortgage Trust
Series 2005-3, Class M1
1.011%, 11/25/35 (a)	1,368	1,244,708
Irwin Home Equity
Series 2005-C, Class 2A1
0.721%, 4/25/30 (a)	100	95,287

Lehman ABS Mortgage Loan Trust
Series 2007-1, Class 2A2
0.671%, 6/25/37 (a)(b)	1,200	558,000
Lehman XS Trust
Series 2005-5N, Class M2
1.121%, 11/25/35 (a)	575	20,844
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-5, Class 2A1
1.171%, 10/25/37 (a)	1,112	980,927
Newcastle Mortgage Securities Trust
Series 2006-1, Class A2
0.591%, 3/25/36 (a)	605	585,574
Novastar Home Loan Equity
Series 2007-2, Class M1
0.771%, 9/25/37 (a)	1,650	48,757
Security National Mortgage Loan Trust
Series 2007-1A, Class 1A1
5.91%, 4/25/37 (b)	605	601,046

		4,999,522

Autos - Floating Rate - 1.1%
Ford Credit Auto Owner Trust
Series 2007-B, Class A3B
1.535%, 11/15/11 (a)	2,000	1,760,938
GE Dealer Floorplan Master Note Trust
Series 2006-2, Class A
0.578%, 4/20/13 (a)	3,000	2,600,628

		4,361,566

Credit Cards - Floating Rate - 0.9%
BA Credit Card Trust
Series 2006-A10, Class A10
1.175%, 2/15/12 (a)	3,745	3,597,535

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.571%, 2/25/47 (a)(b)	635	12,700

Total Asset-Backed Securities (cost $34,116,869)		23,908,810

CMOS - 4.7%
Agency Fixed Rate - 1.5%
Fannie Mae REMICS
Series 2005-86, Class WH
5.00%, 11/25/25	2,741	2,777,477
Series 2006-50, Class PA
5.00%, 4/25/27	2,689	2,733,584
Government National Mortgage Association
Series 2006-51, Class IO
0.943%, 8/16/46 (d)	11,350	617,530

		6,128,591

Non-Agency Floating Rate - 1.4%
American Home Mortgage Investment Trust
Series 2005-2, Class 2A1
2.041%, 9/25/45 (a)	612	298,218
Countrywide Alternative Loan Trust
Series 2006-OA14, Class 3A1
3.106%, 11/25/46 (a)	974	340,844
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A6
0.951%, 2/25/35 (a)	1,912	455,002
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1, Class 1A1
0.781%, 8/25/35 (a)	689	377,523
Series 2007-OA4, Class 1A1A
0.661%, 8/25/47 (a)	905	289,893
Lehman XS Trust
Series 2006-3, Class M1
0.921%, 3/25/36 (a)	1,150	27,312
Series 2007-2N, Class M1
0.811%, 2/25/37 (a)	1,401	45,520
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.791%, 10/25/28 (a)	1,395	970,829
Series 2004-A, Class A1
0.701%, 4/25/29 (a)	1,163	748,617
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
2.25%, 2/25/42 (a)(b)	1,374	1,302,044
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3
0.701%, 5/25/35 (a)	144	55,283
Series 2005-9, Class 2A1
3.449%, 5/25/35 (a)	481	167,677
Washington Mutual Mortgage Pass Through
Series 2006-AR11, Class 1A
3.216%, 9/25/46 (a)	1,027	388,031
Series 2006-AR4, Class 1A1B
3.196%, 5/25/46 (a)	689	151,560

		5,618,353

Non-Agency Fixed Rate - 1.1%
American Home Mortgage Investment Trust
Series 2004-3, Class MF1
5.35%, 10/25/34 (e)	1,690	253,428
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2006-AB2, Class A7
5.961%, 6/25/36	392	391,728
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	927	721,309
Nomura Asset Acceptance Corp.
Series 2006-WF1, Class A2
5.755%, 6/25/36	2,980	2,842,202
Structured Asset Securities Corp.
Series 2006-RM1, Class AIO
5.00%, 8/25/46 (b)(d)	3,409	545,505

		4,754,172

Non-Agency ARMS - 0.5%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.319%, 2/25/36 (f)	1,874	891,855
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.098%, 6/26/35 (b)	629	562,884
Residential Funding Mortgage Securities, I Inc.
Series 2005-SA3, Class 3A
5.239%, 8/25/35 (f)	1,353	802,054

		2,256,793

Agency Floating Rate - 0.2%
Freddie Mac Reference REMIC
Series 2006-R008, Class FK
1.595%, 7/15/23 (a)	820	813,707

Total CMOs (cost $31,389,197)		19,571,616

INFLATION-LINKED SECURITIES - 3.8%
United States - 3.8%
U.S. Treasury Notes
3.00%, 7/15/12 (TIPS)	7,952	7,794,043
3.875%, 1/15/09 (TIPS)	7,873	7,812,269

Total Inflation-Linked Securities (cost $16,554,895)		15,606,312

GOVERNMENTS - TREASURIES - 2.3%
United States - 2.3%
U.S. Treasury Bonds
7.25%, 5/15/16 (cost $9,452,762)	7,000	9,372,888

SHORT-TERM INVESTMENTS - 1.0%
Agency Discount Notes - 1.0%
Federal Home Loan Bank Discount Notes
Zero Coupon, 1/29/09 (cost $3,999,637)	4,000	3,999,637

Total Investments - 95.5%
(cost $420,292,090)		393,771,426
Other assets less liabilities - 4.5%		18,544,453

Net Assets - 100.0%		$412,315,879

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase	$8,600	7/01/10	3 Month LIBOR	3.563%	$348,418

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	401	March 2009	$86,479,319	$87,443,063	$963,744
Sold Contracts
U.S. T-Note 10 Yr Futures	24	March 2009	2,840,930	3,018,000	(177,070)

					$786,674

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2008.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate market value of these securities amounted to $12,874,648 or 3.1% of net assets.
(c)	Fair valued.
(d)	IO—Interest Only
(e)	Illiquid security, valued at fair value. (See Note A)
(f)	Variable rate coupon, rate shown as of December 31, 2008.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2008, the fund's total exposure to subprime investments was 5.88%. These investments are valued in accordance with the fund's Valuation Policies.

Glossary:

LIBOR	- London Interbank Offered Rates
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

FINANCIAL ACCOUNTING STANDARDS NO. 157

SCB Short Duration Plus

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$786,674
Level 2		362,881,011		– 0	–
Level 3		30,890,415		348,418

Total		$393,771,426		$1,135,092

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities		Other Financial Instruments
Balance as of 10/1/2008	$47,222,908		$29,078
Accrued discounts /premiums	1,670		– 0	–
Realized gain (loss)	(6,754,375)		– 0	–*
Change in unrealized appreciation/depreciation	(4,250,710)		319,340
Net purchases (sales)	(5,329,078)		– 0	–
Net transfers in and/or out of Level 3	– 0	–	– 0	–

Balance as of 12/31,08	$30,890,415		$348,418

Net change in unrealized appreciation/depreciation from Investments still held as of 12/31/2008	$(7,884,787)		$319,340

*	The realized gain (loss) recognized during the period ended 12/31/2008 for other financial instruments was $0.

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 41.2%
Treasuries - 41.2%
United States - 41.2%
U.S. Treasury Bonds
7.25%, 5/15/16	$5,735	$7,679,073
U.S. Treasury Notes
3.50%, 8/15/09	9,510	9,696,111
4.00%, 8/31/09	4,953	5,071,213
4.125%, 8/15/10	17,100	18,113,312
4.50%, 4/30/09 - 11/15/15	9,035	10,240,816
4.875%, 5/31/11	6,960	7,651,107

Total Governments - Treasuries (cost $57,216,546)		58,451,632

MORTGAGE PASS-THRU’S - 23.6%
Agency Fixed Rate 30-Year - 19.0%
Federal Gold Loan Mortgage Corp.
Series 2007
7.00%, 2/01/37	997	1,040,043
Federal Home Loan Mortgage Corp.
Series 2007
6.00%, 8/01/37 - 9/01/37	918	946,681
Series 2008
6.00%, 8/01/38	5,206	5,368,124
Federal National Mortgage Association
Series 2007
6.00%, 7/01/37	5,175	5,333,779
6.50%, 10/01/37	6,128	6,372,659
Series 2008
6.50%, 12/01/28	1,911	2,000,946
Government National Mortgage Association
Series 2008
6.50%, 9/15/38	5,690	5,926,873

		26,989,105

Agency ARMS - 4.1%
Federal Home Loan Mortgage Corp.
Series 2005
4.779%, 5/01/35 (a)	760	769,673

Series 2006
5.821%, 12/01/36 (a)	284	287,716
Federal National Mortgage Association
Series 2005
4.546%, 2/01/35 (a)	1,273	1,273,762
Series 2006
4.586%, 1/01/36 (a)	833	830,939
Series 2007
4.391%, 11/01/35 (a)	1,288	1,300,408
5.79%, 8/01/37 (a)	1,257	1,288,983

		5,751,481

Agency Fixed Rate 15-Year - 0.5%
Federal National Mortgage Association
Series 2000
7.50%, 3/01/15	68	70,778
Series 2001
6.00%, 11/01/16	472	491,876
Series 2002
8.00%, 8/01/16	130	137,439

		700,093

Total Mortgage Pass-Thru’s (cost $32,831,207)		33,440,679

AGENCIES - 21.9%
Agency Debentures - 21.9%
Bank of America Corp.
3.125%, 6/15/12	2,775	2,883,730
Citigroup, Inc.
2.875%, 12/09/11	2,775	2,861,503
Federal Home Loan Bank
3.00%, 4/15/09	4,000	4,030,736
4.25%, 11/20/09	4,000	4,125,676
4.75%, 4/24/09	6,145	6,229,746
5.00%, 2/20/09	3,300	3,320,602
The Goldman Sachs Group, Inc.
3.25%, 6/15/12	2,714	2,831,573
JPMorgan Chase & Co.
3.125%, 12/01/11	2,710	2,815,416
Wells Fargo & Co.
3.00%, 12/09/11	1,926	2,002,383

Total Agencies (cost $30,417,424)		31,101,365

ASSET-BACKED SECURITIES - 3.9%
Credit Cards - Floating Rate - 2.2%
Bank of America Credit Card Trust
Series 2008-A3, Class A3
1.945%, 8/15/11 (a)	1,235	1,223,240

Chase Issuance Trust
Series 2006-A1, Class A
1.235%, 4/15/13 (a)	1,060	951,458
Series 2008-A5, Class A5
2.095%, 5/16/11 (a)	940	925,459

		3,100,157

Autos - Floating Rate - 0.9%
Ford Credit Auto Owner Trust
Series 2008-B, Class A2
2.395%, 12/15/10 (a)	671	648,749
World Omni Auto Receivables Trust
Series 2008-A, Class A2
2.195%, 3/15/11 (a)	629	609,729

		1,258,478

Autos - Fixed Rate - 0.8%
Volkswagen Auto Loan Enhanced Trust
Series 2008-1, Class A2
3.71%, 4/20/11	1,150	1,120,576

Home Equity Loans - Fixed Rate - 0.0%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	283	73,390

Home Equity Loans - Floating Rate - 0.0%
ACE Securities Corp.
Series 2003-OP1, Class A2
0.831%, 12/25/33 (a)	32	25,192

Total Asset-Backed Securities (cost $5,979,316)		5,577,793

INFLATION-LINKED SECURITIES - 2.8%
United States - 2.8%
U.S. Treasury Notes
3.00%, 7/15/12 (TIPS)	1,852	1,815,067
3.875%, 1/15/09 (TIPS)	2,199	2,182,454

Total Inflation-Linked Securities (cost $4,221,384)		3,997,521

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7%
Non-Agency Fixed Rate CMBS - 2.7%
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A2
5.309%, 10/10/45	873	720,479
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A2
5.381%, 3/10/39	993	782,741

JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDPX, Class A2S
5.305%, 1/15/49	873	687,729
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A2
5.935%, 6/15/45	1,300	1,109,728
Series 2007-C32, Class A2
5.736%, 6/15/49	740	578,748

Total Commercial Mortgage-Backed Securities (cost $4,789,737)		3,879,425

CMOS - 1.8%
Agency Fixed Rate - 1.1%
Fannie Mae REMICS
Series 2005-86, Class WH
5.00%, 11/25/25	816	826,630
Series 2006-50, Class PA
5.00%, 4/25/27	798	811,719

		1,638,349

Non-Agency Fixed Rate - 0.3%
Structured Asset Securities Corp.
Series 2003-23H, Class 1A1
5.50%, 7/25/33	551	375,055

Non-Agency Floating Rate - 0.2%
American Home Mortgage Investment Trust
Series 2005-2, Class 2A1
2.041%, 9/25/45 (a)	107	52,355
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA4, Class 1A1A
0.661%, 8/25/47 (a)	190	60,878
MLCC Mortgage Investors, Inc.
Series 2004-A, Class A1
0.701%, 4/25/29 (a)	207	133,211

		246,444

Agency Floating Rate - 0.1%
Federal Home Loan Mortgage Corp.
Series 2006-72, Class A1
0.676%, 3/25/36 (a)	308	229,465

Non-Agency ARMS - 0.1%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.098%, 6/26/35 (b)	125	111,972

Total CMOs (cost $3,128,463)		2,601,285

SHORT-TERM INVESTMENTS - 1.3%
Time Deposit - 1.3%
State Street Time Deposit
0.01%, 1/02/09 (cost $1,900,000)	1,900	1,900,000

Total Investments - 99.2% (cost $140,484,077)		140,949,700
Other assets less liabilities - 0.8%		1,105,067

Net Assets - 100.0%		$142,054,767

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2008.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the market value of this security amounted to $111,972 or 0.1% of net assets.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2008, the fund’s total exposure to subprime investments was 0.15%. These investments are valued in accordance with the fund’s Valuation Policies.

Glossary:

TIPS	- Treasury Inflation Protected Security

FINANCIAL ACCOUNTING STANDARDS NO. 157

SCB Government Short Duration

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		140,117,648			– 0	–
Level 3		832,052			– 0	–

Total		$140,949,700		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities		Other Financial Instruments
Balance as of 10/1/2008	$1,136,584		$	– 0	–
Accrued discounts /premiums	(109)			– 0	–
Realized gain (loss)	(304)			– 0	–*
Change in unrealized appreciation/depreciation	(255,293)			– 0	–
Net purchases (sales)	(48,826)			– 0	–
Net transfers in and/or out of Level 3	– 0	–		– 0	–

Balance as of 12/31,08	$832,052		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments still held as of 12/31/2008	$(255,293)		$	– 0	–

*	The realized gain (loss) recognized during the period ended 12/31/2008 for other financial instruments was $0.

Sanford C. Bernstein Fund, Inc.

Short Duration California Muni Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.2%
Long-Term Municipal Bonds - 97.3%
California - 72.4%
California
5.00%, 2/01/11	$3,000	$3,112,740
5.25%, 2/01/11 - 10/01/23	4,820	5,076,611
MBIA
5.75%, 3/01/27	2,425	2,572,488
California Econ Rec
5.00%, 7/01/10	2,320	2,409,274
Series A
5.25%, 7/01/12	2,000	2,147,200
Series B
5.00%, 7/01/23 (a)	3,855	3,986,392
California Hlth Fac Fin Auth (Stanford Hosp)
Series A-3
3.45%, 11/15/40 (a)	1,500	1,485,345
California Hlth Fac Fin Auth (Sutter Hlth)
Series A
5.00%, 8/15/09	1,000	1,022,520
California Infra & Econ Dev Bank (Pacific Gas & Elec Co.)
3.75%, 11/01/26 (a)	1,400	1,400,000
California Rural Home MFA SFMR (Mtg-Backed Securities Program)
GNMA/ FNMA Series A
6.55%, 6/01/30 (a)	155	149,882
California St Dept of Wtr Res (Pwr Sup Rev)
MBIA Series A
5.25%, 5/01/10	4,735	4,885,289
California Statewide CDA (Enloe Med Ctr)
Series A
5.00%, 8/15/10	1,000	1,029,550
Contra Costa Cnty Pub Fin Auth
MBIA Series B
5.00%, 6/01/09	3,200	3,243,840

Contra Costa Comnty Coll Dist
FGIC
5.00%, 8/01/09	595	607,275

Contra Costa Transp Auth
FGIC
6.00%, 3/01/09	2,215	2,230,439
Golden Empire Sch Fin Auth (Kern High Sch Dist)
5.00%, 5/01/10	3,000	3,087,150
Golden St Tobacco Securitization Corp.
Series B
5.375%, 6/01/28	5,225	5,462,424
Kern Comnty Coll Dist COP
AMBAC
5.00%, 1/01/25 (a)	3,190	3,291,506
Kings River Conservation Dist
4.50%, 5/01/09	1,110	1,111,987
Los Angeles Cnty Pub Wks Fin Auth
FGIC
5.00%, 9/01/10	680	695,218
MBIA Series A
5.00%, 10/01/10	4,000	4,183,320
Los Angeles Dept of Wtr & Pwr (Pwr Sys Rev)
XLCA Series B-1
4.00%, 7/01/42 (a) +	2,000	2,000,000
M-S-R Pub Pwr Agy
MBIA
5.00%, 7/01/11	3,410	3,585,581
Northern California Gas Auth No 1
5.00%, 7/01/09 - 7/01/10	2,525	2,431,090
Northern California Pwr Agy
5.00%, 7/01/11	1,800	1,892,682
Poway Uni Sch Dist Pub Fin Auth
FSA
Zero Coupon, 12/01/39	1,880	1,802,337
Riverside Cnty Transp Commission (Sales Tax Rev)
5.00%, 6/01/29 (a)	4,245	4,364,284
Sacramento City Fin Auth
AMBAC
5.50%, 12/01/20	3,600	3,943,908
San Francisco Bay Area (Prerefunded)
AMBAC
5.125%, 7/01/36	3,495	3,808,397
San Francisco City & Cnty Arpt Commission (San Francisco Int’l Arpt)
Series 2008A
6.75%, 5/01/19 (a)	2,505	2,578,096
San Francisco City & Cnty Redev Fin Auth
MBIA
5.00%, 8/01/10	2,725	2,832,147
San Joaquin Cnty Transp Auth
5.00%, 4/01/11	3,690	3,737,195

Univ of California
FGIC
5.00%, 9/01/23	1,000	1,067,860

		87,234,027

Delaware - 0.1%
Bridgeville (Heritage Shores Spl Dev Dist)
Series B
5.125%, 7/01/35	184	102,541

Florida - 1.1%
Durbin Crossing CDD
Series 1
5.25%, 11/01/15	160	124,370
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	50	45,846
Heritage Isle at Viera CDD
Series 4B
5.00%, 11/01/09	100	94,987
Lake Ashton II CDD (Capital Impr Rev)
Series B
5.00%, 11/01/11	190	114,295
Live Oak CDD No. 2
Series B
5.00%, 11/01/09	100	73,161
Meadow Woods CDD
Series 4B
5.25%, 5/01/11	100	88,430
Palm Glades CDD
Series B
4.85%, 8/01/11	175	154,570
Paseo CDD
5.00%, 2/01/11	300	209,904
Paseo CDD (Capital Impr Rev)
Series B
4.875%, 5/01/10	75	52,574
Seven Oaks CDD II (Spl Assmt Rev)
Series B
5.00%, 5/01/09	95	57,206
Stoneybrook South CDD
Series B
5.45%, 11/01/15	190	132,160
Tern Bay CDD (Capital Impr Rev)
Series B
5.00%, 5/01/15 (b)	105	42,000
Vizcaya CDD
Series A
7.00%, 12/20/08 (c)	200	140,000

		1,329,503

Georgia - 2.6%
Burke Cnty Dev Auth (Oglethorpe Pwr)
AMBAC Series 2006C-1
4.625%, 1/01/37 (a)	2,100	2,091,768
Burke Cnty Dev Auth (Oglethorpe Pwr Corp. Projects)
Series F
6.50%, 1/01/39 (a)	1,000	1,006,670

		3,098,438

Guam - 0.1%
Guam Govt Wtrwks Auth (Prerefunded) COP
5.18%, 7/01/15	150	156,347

Illinois - 0.1%
Cortland Spl Svc Area No. 10
5.125%, 3/01/14	168	140,806

Indiana - 0.1%
South Bend Econ Dev (One Michiana Square Proj)
6.003%, 10/01/09 (a)	190	162,205

Louisiana - 0.3%
Coves of the Highland Cnty CDD
5.60%, 11/01/21	200	137,824
Isabella Lakes CDD
6.00%, 8/01/22	200	138,080
Orange Grove CDD
5.30%, 11/01/21	135	87,106

		363,010

Michigan - 0.5%
Detroit
MBIA Series 2004
5.00%, 4/01/09	615	611,230

Nevada - 0.1%
Henderson Loc Impr Dist No. T-18
4.35%, 9/01/09	165	125,737

Pennsylvania - 0.7%
Beaver Cnty IDA (FirstEnergy Gen Corp.)
7.125%, 6/01/28 (a)	800	800,184

Puerto Rico - 15.0%
Children’s Trust Fund (Prerefunded)
5.75%, 7/01/12	3,170	3,365,811
Puerto Rico Elec Pwr Auth
FSA
5.25%, 7/01/29	2,900	3,099,636
MBIA
5.25%, 7/01/09	2,860	2,910,065
Puerto Rico Hsg Fin Auth
5.00%, 12/01/09	2,655	2,735,792
Puerto Rico Hwy & Transp Auth
MBIA
5.875%, 7/01/35	3,810	4,119,067

Puerto Rico Muni Fin Agy
5.00%, 8/01/09	1,000	995,760
Puerto Rico Pub Bldg Auth
Series M
5.50%, 7/01/10	920	912,070

		18,138,201

Texas - 3.2%
Dallas
FSA
5.00%, 10/01/10	3,435	3,615,921
Willacy Cnty (Loc Govt Corp Proj)
6.00%, 3/01/09	190	191,503

		3,807,424

Virginia - 0.5%
Amelia Cnty IDA
4.80%, 4/01/27 (a)	460	451,182
Broad Street CDA
7.125%, 6/01/15	130	114,516

		565,698

West Virginia - 0.5%
West Virginia Econ Dev Auth (Appalachian Pwr Co.)
7.125%, 12/01/38 (a)	630	629,937

Total Long-Term Municipal Bonds (cost $117,144,274)		117,265,288

Short-Term Municipal Notes - 0.9%
California - 0.9%
California Infra & Econ Dev Bank (Jewish Comnty Ctr)
0.85%, 12/01/31 (d)	300	300,000
California St Dept of Wtr Res (Pwr Sup Rev)
0.75%, 5/01/18 (d)	300	300,000
California Statewide CDA
0.85%, 7/01/34 (d)	500	500,000

Total Short-Term Municipal Notes (cost $1,100,000)		1,100,000

Total Investments - 98.2% (cost $118,244,274)		118,365,288
Other assets less liabilities - 1.8%		2,151,462

Net Assets - 100.0%		$120,516,750

(a)	Variable rate coupon, rate shown as of December 31, 2008.

(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
+	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2008 and the aggregate market value of this security amounted to $2,000,000 or 1.7% of net assets.

As of December 31, 2008, the Portfolio held 58.1% of net assets in insured bonds (of this amount 26.9% represents the Portfolio’s holding in pre-refunded insured bonds).

Glossary:

AMBAC CDA CDD COP FGIC FNMA FSA GNMA IDA MBIA MFA SFMR XLCA	- - - - - - - - - - - - -

American Bond Assurance Corporation

Community Development Administration

Community Development District

Certificate of Participation

Financial Guaranty Insurance Company

Federal National Mortgage Association

Financial Security Assurance Inc.

Government National Mortgage Association

Industrial Development Authority/Agency

Municipal Bond Investors Assurance

Mortgage Finance Authority

Single Family Mortgage Revenue

XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

SCB Short Duration California

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		118,365,288			– 0	–
Level 3		– 0	–		– 0	–

Total		$118,365,288		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Sanford C. Bernstein Fund, Inc.

Short Duration New York Muni Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.9%
Long-Term Municipal Bonds - 90.5%
New York - 72.7%
Erie Cnty IDA (Buffalo City Sch Dist Proj)
FSA Series A
5.00%, 5/01/11	$3,585	$3,757,474
Erie Cnty Tobacco Asset Securitization Corp.
6.25%, 7/15/40	5,250	5,685,908
Long Island Pwr Auth
AMBAC
5.00%, 4/01/10	1,860	1,916,879
MBIA
5.00%, 5/01/11	1,770	1,828,162
Metro Transp Auth
FGIC Series A
5.25%, 11/15/22	1,830	2,008,846
Nassau Cnty
FSA Series F
7.00%, 3/01/10	3,030	3,199,892
Nassau Cnty Tobacco Settlement Corp.
6.25%, 7/15/19	1,805	1,874,402
6.40%, 7/15/33	1,025	1,065,221
New York City
Series 2008J
5.00%, 8/01/11	2,650	2,782,739
Series C
5.00%, 8/01/11	1,900	1,995,171
Series I
5.00%, 8/01/10	2,400	2,488,344
New York City Hlth & Hosp Corp. (New York City)
Series A
5.00%, 2/15/11	4,360	4,460,411
New York City IDA (Polytechnic University) (Prerefunded)
6.125%, 11/01/30	5,915	6,452,614
New York City IDA (Special Needs Fac Pooled Program)
ACA
3.05%, 7/01/09	365	357,915

New York City TFA
Series A
5.75%, 8/15/18	960	998,630
Series A-1
5.00%, 11/01/10	1,000	1,048,360
New York City Transit Auth (Metro Transp Auth Triborough Brdg & Tunnel)
AMBAC Series A
5.625%, 1/01/13	1,260	1,308,019
New York Loc Govt Assistance Corp.
Series A
5.00%, 4/01/10 - 4/01/11	6,320	6,663,187
Series C
5.00%, 4/01/11	5,440	5,771,623
New York N Y City Transitionalref Future Tax Secd B
Series B
5.25%, 2/01/29 (a)	2,000	2,065,600
New York St (Unrefunded)
Series B
5.625%, 8/15/09	5,500	5,502,420
New York St Dorm Auth (City Univ)
AMBAC
5.75%, 7/01/09	440	448,545
6.125%, 7/01/12	3,300	3,465,033
New York St Dorm Auth (Mount Sinai NYU Hlth)
5.00%, 7/01/11	380	373,137
New York St Dorm Auth (Personal Income Tax)
5.00%, 3/15/10	4,530	4,708,256
Series A
5.00%, 3/15/11	1,535	1,623,370
New York St Energy Research & Dev Auth (New York St Elec & Gas Corp. Proj)
MBIA Series C
3.245%, 4/01/34 (a) +	2,325	2,308,493
New York St Enviro Fac Corp. (St Revolving Fund)
MBIA
6.00%, 6/15/11	4,730	5,095,203
Series C
7.20%, 3/15/11	15	15,024
New York St Enviro Fac Corp. (Wtr Rev) (Unrefunded)
5.75%, 6/15/11	90	97,531
New York St Hsg Fin Agy (Affordable Hsg)
Series A
3.85%, 11/01/09	1,390	1,409,627
Series B
4.05%, 11/01/10	1,000	980,900

New York St Thruway Auth (Gen Rev Bonds)
MBIA Series H
5.00%, 1/01/11	3,900	4,083,885
New York St Thruway Auth (Hwy & Brdg Trust Fund)
MBIA Series A
5.00%, 4/01/10	2,265	2,375,124
MBIA Series C
5.25%, 4/01/10	3,985	4,141,212
Series A
5.00%, 4/01/11	4,000	4,194,600
New York St UDC (Svc Contract Rev Bonds)
FSA Series D
5.75%, 1/01/15	1,390	1,505,453
Series A
5.00%, 1/01/09	1,725	1,725,000
5.50%, 1/01/17 (a)	4,000	4,125,800
Tobacco Settlement Fin Corp.
Series 2008
5.00%, 6/01/11	2,300	2,363,250
Series A-1
5.50%, 6/01/15	1,540	1,560,420
Series B-1C
5.50%, 6/01/14	2,800	2,812,824
Troy IDA (Rensselaer Polytechnic Institute)
5.00%, 9/01/37 (a)	2,280	2,303,256
TSASC Inc.
6.00%, 7/15/18	1,000	1,037,140

		115,984,900

Alabama - 0.4%
Hlth Care Auth for Baptist Hlth
ASSURED GTY Series B
5.50%, 11/15/37 (a) +	650	650,000

Arizona - 2.7%
Scottsdale IDA (Scottsdale Hlthcare)
FSA Series 2006
7.00%, 9/01/45 (a) +	3,250	3,250,000
Watson Road CFD (Spl Assmt Rev)
4.70%, 7/01/09	355	348,596
Yavapai Cnty IDA (Waste Management Inc. Proj)
Series 2007A
4.25%, 3/01/28 (a)	675	659,941

		4,258,537

Delaware - 0.1%
Bridgeville (Heritage Shores Spl Dev Dist)
Series B
5.125%, 7/01/35	321	178,890

Florida - 2.0%
Dupree Lakes CDD
5.00%, 11/01/10	50	46,158
Durbin Crossing CDD
Series 1
5.25%, 11/01/15	215	167,122
Fishhawk CDD II (Spl Assmt)
Series B
5.125%, 11/01/09	135	124,069
Florida Rural Util Fin Commission
Series B
4.00%, 11/01/11	1,610	1,608,648
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	60	55,015
Heritage Isle at Viera CDD
Series 4B
5.00%, 11/01/09	100	94,987
Landmark at Doral CDD
Series B
5.20%, 5/01/15 (b)	255	159,074
New River CDD
Series B
5.00%, 5/01/13 (b)	265	157,858
Overoaks CDD (Capital Impr Rev)
Series 4B
5.125%, 5/01/09	225	191,516
Parkway Ctr CDD (Spl Assmt Ref)
Series B
5.625%, 5/01/14	255	207,325
Paseo CDD (Capital Impr Rev)
Series B
4.875%, 5/01/10	495	346,990
Seven Oaks CDD II (Spl Assmt Rev)
Series B
5.00%, 5/01/09	90	54,195

		3,212,957

Georgia - 3.6%
Burke Cnty Dev Auth (Oglethorpe Pwr Corp. Projects)
Series F
6.50%, 1/01/39 (a)	4,365	4,394,114
Main Street Natural Gas, Inc. (Prepaid Gas)
Series A
5.00%, 3/15/09	1,315	1,311,897

		5,706,011

Guam - 0.2%
Guam Govt Wtrwks Auth (Prerefunded) COP
5.18%, 7/01/15	288	298,899

Illinois - 0.2%
Cortland Spl Svc Area No. 10
5.125%, 3/01/14	231	193,608
Pingree Grove Village Special Tax (Cambridge Lakes Proj)
Series 5-1
5.25%, 3/01/15	100	80,617

		274,225

Louisiana - 0.4%
Coves of the Highland Cnty CDD
5.60%, 11/01/21	270	186,062
Isabella Lakes CDD
6.00%, 8/01/22	255	176,052
Juban Park CDD
5.15%, 10/01/14	230	189,883
Whispering Spring Dev Dist
5.20%, 10/01/21	120	67,288

		619,285

Michigan - 0.4%
Detroit
MBIA Series 2004
5.00%, 4/01/09	685	680,801

Nevada - 0.0%
Henderson Loc Impr Dist No. T-16
4.75%, 3/01/13	40	19,307

New Jersey - 1.0%
New Jersey Ed Fac Auth (Kean Univ)
FGIC Series 07
7.23%, 7/01/37 (a) +	1,580	1,580,000

Oregon - 0.3%
Oregon Hlth & Science Univ
MBIA
4.25%, 7/01/28 (a) +	475	475,000

Pennsylvania - 2.0%
Beaver Cnty IDA (FirstEnergy Generation Corp. Project)
7.125%, 6/01/28 (a)	1,000	1,000,230
Pennsylvania Econ Dev Fin Auth (PPL Electric Utilities Corp. Projects)
4.85%, 10/01/23 (a)	2,180	2,182,354

		3,182,584

Puerto Rico - 3.9%
Puerto Rico Hsg Fin Auth
5.00%, 12/01/09	2,840	2,926,421
Puerto Rico Hwy & Transp Auth
FSA Series A
5.00%, 7/01/26 (a)	1,450	1,434,905

Puerto Rico Pub Bldg Auth
Series M
5.50%, 7/01/10	950	941,811
Puerto Rico Pub Bldg Auth (Puerto Rico)
Series M
5.25%, 7/01/09	890	888,060

		6,191,197

Virginia - 0.1%
Broad Street CDA
7.125%, 6/01/15	200	176,178

West Virginia - 0.5%
West Virginia Econ Dev Auth (Appalachian Pwr Co.)
7.125%, 12/01/38 (a)	770	769,923

Total Long-Term Municipal Bonds (cost $144,487,295)		144,258,694

Short-Term Municipal Notes - 7.4%
New York - 7.4%
New York City Capital Res Corp.
1.10%, 1/01/26 (c)	902	902,000
New York City TFA
Series B
1.05%, 2/01/31 (c)	400	400,000
New York City Trust for Cultural Res (Lincoln Ctr for the Performing Arts, Inc.)
0.95%, 12/01/35 (c)	1,200	1,200,000
1.30%, 12/01/35 (c)	3,200	3,200,000
Port Auth NY & NJ Spl Oblig Rev
0.95%, 6/01/20 (c)	1,000	1,000,000
Syracuse IDA (Syracuse Univ)
1.05%, 7/01/37 (c)	5,200	5,200,000

Total Short-Term Municipal Notes (cost $11,902,000)		11,902,000

Total Investments - 97.9% (cost $156,389,295)		156,160,694
Other assets less liabilities - 2.1%		3,277,578

Net Assets - 100.0%		$159,438,272

(a)	Variable rate coupon, rate shown as of December 31, 2008.

(b)	Illiquid security.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
+	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2008 and the aggregate market value of these securities amounted to $8,263,493 or 5.2% of net assets.

As of December 31, 2008, the Portfolio held 39.7% of net assets in insured bonds (of this amount 14.6% represents the Portfolio’s holding in pre-refunded insured bonds).

Glossary:

ACA AMBAC ASSURED GTY CDA CDD CFD COP FGIC FSA IDA MBIA	- - - - - - - - - - -

ACA Capital

American Bond Assurance Corporation

Assured Guaranty

Community Development Administration

Community Development District

Community Facilities District

Certificate of Participation

Financial Guaranty Insurance Company

Financial Security Assurance Inc.

Industrial Development Authority/Agency

Municipal Bond Investors Assurance

FINANCIAL ACCOUNTING STANDARDS NO. 157

SCB Short Duration New York

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		156,160,694			– 0	–
Level 3		– 0	–		– 0	–

Total		$156,160,694		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.5%
Long-Term Municipal Bonds - 91.4%
Alabama - 2.7%
Alabama Pub Sch & Coll Auth
FGIC
5.75%, 8/01/10	$8,435	$8,741,612

Arizona - 1.6%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp)
2.25%, 2/01/42 (a)	955	756,093
Scottsdale IDA (Scottsdale Hlthcare)
FSA Series 2006
7.00%, 9/01/45 (b) +	4,525	4,525,000

		5,281,093

California - 5.4%
California Econ Rec
Series B
5.00%, 7/01/23 (b)	10,300	10,740,609
San Francisco City & Cnty Arpt Commission (San Francisco Int’l Arpt)
Series 2008A
6.75%, 5/01/19 (b)	6,400	6,586,752

		17,327,361

Colorado - 1.1%
Colorado Hsg & Fin Auth
7.25%, 5/01/27	101	102,431
Denver Conv Ctr Proj
FSA Series A
5.00%, 9/01/10	2,890	2,998,057
Denver Hlth & Hosp Auth
Series A
5.00%, 12/01/10	405	386,569
Todd Creek Farms Metro Dist No. 1 (Wtr Rev & Impr)
4.75%, 12/01/09	100	96,500

		3,583,557

Connecticut - 1.5%
Connecticut
Series 2008A
5.00%, 2/01/10	4,745	4,939,118

Delaware - 0.1%
Bridgeville (Heritage Shores Spl Dev Dist)
Series B
5.125%, 7/01/35	642	357,780

District Of Columbia - 0.4%
Dist of Columbia Hsg Fin Agy
GNMA/ FNMA/ FHLMC Series A
6.85%, 6/01/31	130	129,052
Metro Washington Arpt Auth
AMBAC Series A
5.00%, 10/01/10	1,000	1,003,220

		1,132,272

Florida - 7.8%
Citizens Ppty Insurance Corp.
MBIA
5.00%, 3/01/10	600	600,624
Series A-1
5.00%, 6/01/11	5,400	5,428,836
Dupree Lakes CDD
5.00%, 11/01/10	70	64,621
Florida Brd of Ed
FGIC Series A
5.50%, 7/01/09	4,710	4,791,153
Florida Dept of Enviro Protection
AMBAC
5.00%, 7/01/09	930	944,471
Series B
5.00%, 7/01/10	1,880	1,955,990
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	65	59,600
Harbor Bay CDD (Capital Impr Rev)
Series B
6.35%, 5/01/10	110	105,960
Heritage Isle at Viera CDD
Series 4B
5.00%, 11/01/09	100	94,987
Heritage Plantation CDD
Series B
5.10%, 11/01/13	150	103,608
Live Oak CDD No. 2
Series B
5.00%, 11/01/09	280	204,851
Meadow Pointe III CDD
Series 4B
5.00%, 5/01/09	65	64,076
Meadow Pointe III CDD (Capital Impr Rev)
Series 2004-1
4.80%, 11/01/09	120	115,637

Overoaks CDD (Capital Impr Rev)
Series 4B
5.125%, 5/01/09	270	229,818
Palm Beach Cnty Sch Brd
FGIC Series B
5.00%, 8/01/25 (b)	8,000	8,276,320
Parker Road CDD
Series B
5.35%, 5/01/15	520	387,634
Parkway Ctr CDD (Spl Assmt Ref)
Series B
5.625%, 5/01/14	200	162,608
Paseo CDD (Capital Impr Rev)
Series B
4.875%, 5/01/10	975	683,465
Ridgewood Trails CDD
Series B
5.20%, 5/01/12	225	157,095
Riverwood Estates CDD
Series B
5.00%, 5/01/13 (c)	540	189,000
Rolling Hills CDD
Series B
5.125%, 11/01/13	535	345,401
Seven Oaks CDD II (Spl Assmt Rev)
Series B
5.00%, 5/01/09	230	138,499

		25,104,254

Georgia - 5.6%
Burke Cnty Dev Auth (Oglethorpe Pwr)
AMBAC Series 2006C-1
4.625%, 1/01/37 (b)	6,350	6,325,108
Burke Cnty Dev Auth (Oglethorpe Pwr Corp.)
Series F
6.50%, 1/01/39 (b)	3,130	3,150,877
Georgia Road & Tollway Auth
Series 2008A
5.00%, 6/01/10	2,935	3,069,071
Georgia Smith Congress Ctr Auth (Domed Stadium Proj)
MBIA Series 2000
6.00%, 7/01/10	3,560	3,605,283
Georgia St HFA
4.875%, 12/01/15	85	82,488
Gwinnett Cnty Sch Dist
Series 2007
5.00%, 2/01/10	1,540	1,605,019

		17,837,846

Guam - 0.2%
Guam Govt Wtrwks Auth (Prerefunded) COP
5.18%, 7/01/15	558	579,404

Illinois - 2.9%
Chicago
FGIC
6.00%, 1/01/28	4,045	4,371,108
Cortland Spl Svc Area No. 10
5.125%, 3/01/14	275	230,486
Illinois
FSA
5.00%, 9/01/10	4,235	4,398,259
Pingree Grove Village Special Tax (Cambridge Lakes Proj)
Series 5-1
5.25%, 3/01/15	168	135,437

		9,135,290

Indiana - 0.4%
Jasper Cnty (Northern Indiana Pub Svc Co.)
MBIA
4.15%, 8/01/10	1,325	1,329,770

Kansas - 0.8%
Kansas St Dept of Transp
5.75%, 9/01/18	2,500	2,580,375

Louisiana - 0.7%
Isabella Lakes CDD
6.00%, 8/01/22	515	355,556
New Orleans
RADIAN Series A
5.00%, 12/01/09	1,390	1,402,149
Whispering Spring Dev Dist
5.20%, 10/01/21	670	375,689

		2,133,394

Massachusetts - 6.9%
Massachusetts
AMBAC Series C
5.00%, 8/01/10	1,040	1,089,608
MBIA Series A
5.50%, 2/01/10	5,900	6,165,500
Series 2004C
5.25%, 1/01/17	6,400	6,791,424
Series A
5.50%, 1/01/11	2,315	2,468,253
Massachusetts HEFA (Caregroup, Inc.)
Series 2008
5.00%, 7/01/10	1,950	1,958,853
Massachusetts Wtr Res Auth
FGIC Series 2000A
5.75%, 8/01/30	3,500	3,773,735

		22,247,373

Michigan - 0.7%
Detroit
MBIA Series 2004
5.00%, 4/01/09	1,345	1,336,755
Detroit Swr Disp Rev
FSA
3.201%, 7/01/32 (a)	1,545	834,795

		2,171,550

Missouri - 1.4%
St Louis
MBIA Series 2001A
5.125%, 7/01/22	4,045	4,381,868

Nevada - 3.0%
Clark Cnty
MBIA Series 2000
5.50%, 7/01/25	2,830	3,009,563
Clark Cnty Arpt Dept of Aviation (Las Vegas-McCarran Intl Arpt)
MBIA Series 1998A
5.25%, 7/01/09	5,915	5,969,122
Henderson Loc Impr Dist No. T-16
4.75%, 3/01/13	85	41,028
Henderson Loc Impr Dist No. T-17
4.00%, 9/01/09	630	611,119

		9,630,832

New Jersey - 7.1%
New Jersey COP
Series 2008
5.00%, 6/15/11	2,200	2,313,960
New Jersey Ed Fac Auth (Kean Univ)
FGIC Series 07
7.23%, 7/01/37 (b) +	200	200,000
FGIC Series 2007E-2
10.00%, 7/01/37 (b) +	6,055	6,055,000
New Jersey EDA (Cigarette Tax)
FGIC
5.00%, 6/15/09	2,345	2,355,060
New Jersey Hwy Auth
5.625%, 1/01/30	2,630	2,778,332
New Jersey Transit Corp
AMBAC Series B
5.50%, 9/15/10	7,155	7,477,762
New Jersey Trpk Auth
MBIA Series A
5.50%, 1/01/30	1,370	1,432,006

		22,612,120

New York - 9.2%
Erie Cnty Tobacco Asset Securitization Corp.
6.50%, 7/15/24	5,890	6,401,193

New York City
Series 2008J
5.00%, 8/01/11	1,670	1,753,650
Series C
5.00%, 8/01/11	3,495	3,670,065
New York City TFA
Series A-1
5.00%, 11/01/10	1,115	1,168,921
New York N Y City Transitionalref Future Tax Secd B
Series B
5.25%, 2/01/29 (b)	1,955	2,019,124
New York St Dorm Auth (City Univ)
5.75%, 7/01/09	1,920	1,956,826
New York St Hsg Fin Agy (Affordable Hsg)
Series B
4.05%, 11/01/10	4,000	3,923,600
Tobacco Settlement Fin Corp.
Series 2008
5.00%, 6/01/11	8,250	8,476,875

		29,370,254

North Carolina - 4.0%
North Carolina Eastern Muni Pwr Agy
Series 1993B
6.125%, 1/01/09	4,000	4,000,000
North Carolina Infra Fin Corp.
5.00%, 10/01/10	5,090	5,341,090
North Carolina St GAB
5.00%, 3/01/10	3,325	3,453,943

		12,795,033

Ohio - 0.4%
Ohio Hsg Fin Agy
GNMA
3.30%, 9/01/30	1,235	1,183,192

Oregon - 0.4%
Oregon St Hsg & Comnty Svc Dept
3.20%, 7/01/33	1,480	1,441,786

Pennsylvania - 8.9%
Allegheny Cnty Hosp Dev Auth (Univ of Pittsburgh Med Ctr)
Series 2008A
5.00%, 9/01/11	5,600	5,712,448
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys)
Series A
5.00%, 11/15/10	1,020	938,818
Series B
9.25%, 11/15/22	430	492,453
Bucks Cnty IDA (Waste Management Inc. Proj)
3.90%, 12/01/22 (b)	1,245	1,217,884

Pennsylvania
MBIA Series 2003
5.00%, 7/01/10	11,210	11,733,619
Philadelphia Auth for IDR (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15	325	267,180
Philadelphia Parking Auth
Series 2008
5.00%, 9/01/10	3,140	3,222,488
Pittsburgh
Series 2008A
5.00%, 9/01/09	2,570	2,619,678
Series 2008A-1
5.00%, 9/01/10	2,170	2,227,722

		28,432,290

Puerto Rico - 1.8%
Puerto Rico Hsg Fin Auth
Series 2008
5.00%, 12/01/10	5,775	5,803,817

South Carolina - 0.8%
South Carolina Transp Infra Bank
AMBAC
5.50%, 10/01/11	2,455	2,562,013

Texas - 9.9%
Austin Elec Util Sys
FSA
5.00%, 11/15/10	4,000	4,169,240
Fort Worth
FSA Series A
5.00%, 2/15/10	7,465	7,744,266
North Texas Tollway Auth
Series 2008H-1
5.00%, 1/01/43 (b)	4,650	4,663,903
San Antonio
Series 2000A
5.75%, 2/01/14	2,455	2,564,444
Texas
Series 2008C
5.25%, 8/01/10	3,710	3,830,018
Texas Muni Gas Acquisition Corp. (Libor Index Rate)
1.737%, 9/15/10 (a)	2,505	2,443,803
Texas St Transp Commission
5.00%, 4/01/10 - 4/01/11	4,310	4,552,125
Titus Cnty Fresh Wtr Sup Dist
4.50%, 7/01/11	1,470	1,442,158
Willacy Cnty (Loc Govt Corp Proj)
6.00%, 3/01/09	180	181,424

		31,591,381

Virginia - 1.4%
Broad Street CDA
7.125%, 6/01/15	370	325,929
Virginia Pub Bldg Auth
5.00%, 8/01/10	4,100	4,307,296

		4,633,225

Washington - 3.4%
Energy Northwest (Benneville Pwr Admin)
FGIC Series 2004
5.25%, 7/01/10	10,560	11,010,912

West Virginia - 0.9%
West Virginia Sch Bldg Auth
FGIC Series A
5.00%, 7/01/09	2,880	2,923,402

Total Long-Term Municipal Bonds (cost $294,625,340)		292,854,174

Short-Term Municipal Notes - 6.1%
California - 0.9%
California Dept of Wtr Res (Pwr Sup Rev)
Series F-4
0.75%, 5/01/22 (d)	1,300	1,300,000
California Pollution Ctl Fin Auth (Pacific Gas & Elec)
0.95%, 11/01/26 (d)	1,500	1,500,000

		2,800,000

Colorado - 4.1%
Colorado Ed & Cultural Fac Auth
1.15%, 9/01/32 (d)	2,200	2,200,000
Colorado Ed & Cultural Fac Auth (Natl Jewish Fed Bd Prog)
1.15%, 8/01/27 - 9/01/37 (d)	4,375	4,375,000
Colorado Ed & Cultural Fac Auth (Natl Jewish Fed Bd Proj)
Series D
1.15%, 10/01/38 (d)	1,100	1,100,000
Colorado Ed & Cultural Fac Auth
1.20%, 3/01/36 (d)	2,100	2,100,000
Colorado Ed & Cultural Fac Auth (YMCA of the Rockies)
Series 2008
1.10%, 10/01/38 (d)	3,500	3,500,000

		13,275,000

Connecticut - 0.2%
Connecticut HEFA
Zero Coupon, 7/01/36 (d)	500	500,000

Florida - 0.3%
Jacksonville Hlth Fac Auth (Baptist Hlth Sys)
1.05%, 8/15/34 (d)	700	700,000

Pinellas Cnty Hlth Fac Auth (Bayfront Hosp)
Series 2006A
1.10%, 7/01/36 (d)	400	400,000

		1,100,000

Maryland - 0.1%
Maryland Econ Dev Corp. (US Pharmacopeial Conv, Inc.)
Series 2008B
1.10%, 7/01/38 (d)	300	300,000

Ohio - 0.5%
Allen Cnty (Catholic Hlthcare Partners)
Series A
1.00%, 10/01/31 (d)	1,500	1,500,000

Total Short-Term Municipal Notes (cost $19,475,000)		19,475,000

Total Investments - 97.5% (cost $314,100,340)		312,329,174
Other assets less liabilities - 2.5%		8,153,467

Net Assets - 100.0%		$320,482,641

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2008.
(b)	Variable rate coupon, rate shown as of December 31, 2008.
(c)	Illiquid security.
(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
+	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2008 and the aggregate market value of these securities amounted to $10,780,000 or 3.4% of net assets.

As of December 31, 2008, the Portfolio held 51.8% of net assets in insured bonds (of this amount 13.1% represents the Portfolio’s holding in pre-refunded insured bonds).

Glossary:

AMBAC CDA CDD COP EDA FGIC FHLMC FNMA FSA GAB GNMA HEFA HFA IDA IDR MBIA RADIAN	- - - - - - - - - - - - - - - - -

American Bond Assurance Corporation

Community Development Administration

Community Development District

Certificate of Participation

Economic Development Agency

Financial Guaranty Insurance Company

Federal Home Loan Mortgage Corporation

Federal National Mortgage Association

Financial Security Assurance Inc.

Grant Anticipation Bond

Government National Mortgage Association

Health & Education Facility Authority

Housing Finance Authority

Industrial Development Authority/Agency

Industrial Development Revenue

Municipal Bond Investors Assurance

Radian Group, Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

SCB Short Duration Diversified

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		312,329,174			– 0	–
Level 3		– 0	–		– 0	–

Total		$312,329,174		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 98.4%
California - 81.3%
Antelope Valley Union High Sch Dist
MBIA Series A
5.375%, 8/01/19	$1,000	$1,024,540
Antioch Pub Fin Auth (Muni Fac Proj)
MBIA Series B
5.50%, 1/01/16	2,380	2,448,877
Azusa Uni Sch Dist
FSA
5.00%, 7/01/24	2,320	2,278,310
Bay Area Infra Fin Auth
FGIC
5.00%, 8/01/17	32,350	33,090,815
Bay Area Toll Auth Toll Brdg Rev
5.00%, 4/01/16 - 4/01/19	24,870	26,394,267
Bay Area Toll Auth Toll Brdg Rev (San Francisco Bay Area)
Series F
5.00%, 4/01/12	2,910	3,110,353
California
5.00%, 6/01/11 - 3/01/16	48,800	52,158,404
5.25%, 2/01/11 - 10/01/20	37,640	39,689,094
AMBAC
5.00%, 11/01/16	5,315	5,591,965
6.00%, 2/01/17	5,470	6,090,298
FSA
5.00%, 8/01/16	1,825	1,921,926
FSA-CR
5.00%, 5/01/12	1,040	1,112,342
MBIA
5.00%, 7/01/15 - 8/01/24	16,435	17,383,025
5.25%, 7/01/13	16,355	17,759,894
California (Prerefunded)
5.25%, 9/01/18 - 9/01/20	3,965	4,183,272
California (Various Purposes)
5.00%, 3/01/12 - 3/01/14	6,945	7,343,759

California Dept of Transp (Fed Hwy GAB)
FGIC Series A
5.00%, 2/01/12 - 2/01/14	33,625	36,187,350
California Econ Rec
FGIC Series A
5.25%, 1/01/11	12,320	12,938,218
MBIA Series A
5.00%, 7/01/12	2,980	3,174,862
Series A
5.25%, 1/01/11 - 7/01/12	24,875	26,248,759
California Ed Fac Auth Rev (Pomona Coll)
Series A
5.00%, 1/01/18	2,270	2,506,625
California Hlth Fac Fin Auth (Catholic Hlthcare West)
Series I
5.125%, 7/01/22	3,790	3,485,170
California Hlth Fac Fin Auth (Stanford Hosp)
Series A-3
3.45%, 11/15/40 (a)	2,705	2,678,572
California Infra & Econ Dev Bank (Pacific Gas & Elec Co.)
3.75%, 11/01/26 (a)	8,670	8,670,000
AMBAC
5.00%, 10/01/15	1,030	1,096,373
California Pollution Ctl Fin Auth (USA Waste Svcs Inc. Proj)
4.00%, 6/01/18 (a)	1,000	999,830
4.50%, 6/01/18 (a)	2,500	2,499,575
California Pub Wrks Brd (California St Univ)
FGIC
5.00%, 10/01/14	3,740	3,969,150
California Rural Home MFA SFMR (Mtg-Backed Securities Program)
GNMA/ FNMA Series A
6.55%, 6/01/30 (a)	185	178,891
California Spl Dist Assoc Fin Corp.
FSA Series Z
5.50%, 8/01/17	1,000	1,099,250
California St Dept of Wtr Res
FGIC
5.25%, 12/01/18	5,000	5,311,255
MBIA
5.00%, 12/01/16	7,400	8,024,375
California St Dept of Wtr Res (Prerefunded)
FSA Series W
5.25%, 12/01/22	260	285,022
California St Dept of Wtr Res (Pwr Sup Rev)
5.00%, 5/01/17 - 5/01/18	24,410	25,691,859
6.00%, 5/01/13 - 5/01/15	3,760	4,171,476

AMBAC Series A
5.50%, 5/01/13	6,075	6,550,126
FGIC Series A
5.00%, 11/01/24	1,570	1,558,021
FSA
5.00%, 5/01/17	21,050	23,103,848
California St Pub Wks Brd
FGIC
5.00%, 9/01/16	1,525	1,648,617
California St Pub Wks Brd (Dept Corections St Prisons)
AMBAC Series A
5.00%, 12/01/19	2,630	2,715,344
California St Univ (Ref Systemwide)
AMBAC Series B
5.00%, 11/01/14	3,575	3,922,025
California Statewide CDA (Kaiser Permanente)
Series E
3.875%, 4/01/32 (a)	3,270	3,245,508
California Statewide CDA (Los Angeles Jewish House for the Aging)
4.50%, 11/15/13	1,025	1,037,167
California Statewide CDA (Redlands Comnty Hosp)
RADIAN Series A
5.00%, 4/01/12 - 4/01/13	3,485	3,552,685
California Statewide CDA (Ref-Southern Calif Ed Co)
XLCA Series B
4.10%, 4/01/28 (a)	14,055	13,156,042
California Statewide CDA (Uni Hlth America)
AMBAC
5.60%, 10/01/11	41,400	43,149,150
Chaffey Comnty Coll Dist (Election of 2002)
MBIA Series B
5.00%, 6/01/25	1,440	1,416,197
Chula Vista CFD Spl Tax (No. 06-1 Eastlake Woods Area)
Series A
4.60%, 9/01/09	680	687,616
Compton Comnty Redev Agy (Ref Tax Alloc Redev Proj)
AMBAC Series A
5.00%, 8/01/11	3,395	3,535,994
Cotati-Rohnert Park Uni Sch Dist (Ref Crossover)
FGIC
5.00%, 8/01/20	2,020	2,033,413
Culver City Redev Agy (Tax Alloc Redev Proj A)
AMBAC
5.50%, 11/01/14	1,195	1,262,135

MBIA
5.50%, 11/01/18	1,000	951,780
Culver City Redev Agy (Tax Alloc Redev Proj A)
MBIA Series A
5.50%, 11/01/17	1,270	1,231,722
Dinuba Redev Agy
4.40%, 10/01/11	3,350	3,156,772
Fremont Pub Fin Auth
Series A
3.75%, 9/02/11	1,755	1,635,256
Gateway Uni Sch Dist
MBIA Series A
5.00%, 8/01/24	1,230	1,220,763
Gilroy Uni Sch Dist
FGIC
5.25%, 8/01/20	1,900	1,940,109
Golden St Tobacco Securitization Corp. (Enhanced Asset Bkd)
5.625%, 6/01/38	16,715	18,644,078
6.25%, 6/01/33	24,545	26,634,761
6.75%, 6/01/39	12,205	14,178,671
AMBAC Series A
5.00%, 6/01/20	10,970	9,700,661
AMBAC Series B
5.00%, 6/01/38	3,450	3,759,431
Golden St Tobacco Securitization Corp. (Enhanced Asset Bkd) Prerefunded
Series B
5.50%, 6/01/43	29,240	32,464,295
Grossmont-Cuyamaca Comnty Coll Dist
ASSURED GTY
5.25%, 8/01/17	1,150	1,285,229
Kern High Sch Dist
7.10%, 8/01/11	1,000	1,142,260
MBIA Series A
6.30%, 2/01/11	1,000	1,071,490
Lincoln Spl Tax (CFD No 2003-1)
5.35%, 9/01/16	705	814,056
5.90%, 9/01/24	1,100	1,296,746
Loma Linda Hosp Rev (Loma Lind Univ Med Ctr)
Series A
5.00%, 12/01/13	1,145	979,925
Loma Linda Hosp Rev (Loma Linda Univ Med Ctr)
Series A
5.00%, 12/01/14	6,360	5,259,911
Long Beach Bond Fin Auth Lease Rev (Civic Ctl Proj)
MBIA Series A
5.00%, 10/01/17	3,130	3,135,133

Long Beach Bond Fin Auth Lease Rev (Pub Safety Fac Proj)
AMBAC
5.25%, 11/01/19 - 11/01/22	3,765	3,782,357
Los Angeles
MBIA Series A
5.00%, 9/01/16	3,240	3,458,344
Los Angeles Cnty COP (Antelope Valley Courthouse)
AMBAC Series A
5.75%, 11/01/19	2,815	3,032,571
Los Angeles Cnty Metro Transp Auth (Cap Grant Rcpts Gold Line Proj)
FGIC Series A
5.00%, 10/01/10 - 10/01/12	16,505	16,940,145
Los Angeles Cnty Metro Transp Auth (Proposition A First Tier Senior)
AMBAC Series A
5.00%, 7/01/15	1,335	1,482,170
Los Angeles Cnty Metro Transp Auth (Proposition C First Tier Senior)
FSA Series A
5.00%, 7/01/14 - 7/01/15	10,075	11,042,867
Los Angeles Cnty Pub Wks Fin Auth
MBIA Series A
5.00%, 10/01/10 - 10/01/15	26,125	28,590,195
Los Angeles Cnty Pub Wks Fin Auth Lease Rev
FGIC Series A
5.00%, 9/01/12 - 9/01/13	20,480	21,118,293
Los Angeles Cnty Pub Wks Fin Auth Lease Rev (Master Ref Proj)
MBIA Series A
5.00%, 12/01/11	3,580	3,742,997
Los Angeles Comnty Redev Agy (Tax Alloc Sub Lien Bunker Hill)
Series L
3.50%, 3/01/09	1,335	1,337,670
Los Angeles Dept of Arpt Rev
Series A
5.00%, 5/15/13	4,000	4,105,200
5.50%, 5/15/14 - 5/15/17	14,490	14,977,189
Los Angeles Dept of Wtr & Pwr (Pwr Sys )
FSA Series A
5.25%, 7/01/18	2,040	2,108,054
MBIA Series A
5.375%, 7/01/18	5,000	5,175,500
MBIA Series B
5.00%, 7/01/12	2,260	2,445,139
Los Angeles Sanitation Equipment Charge
FSA Series A
5.25%, 2/01/19 - 2/01/20	8,355	8,558,437
Los Angeles Uni Sch Dist
AMBAC Series 2004G
5.00%, 7/01/13	3,260	3,560,376

FGIC Series A-1
5.00%, 7/01/20 - 7/01/22	13,485	13,705,915
FSA Series 1997F
5.00%, 7/01/15	1,200	1,286,484
FSA Series 2004H
5.00%, 7/01/14	1,435	1,581,470
FSA Series A
5.00%, 7/01/22	4,900	5,575,122
5.25%, 7/01/20	1,470	1,688,310
FSA Series B
5.00%, 7/01/16	10,190	11,302,238
MBIA
5.75%, 7/01/15	5,000	5,722,550
MBIA Series A
5.00%, 7/01/11	2,200	2,340,536
5.25%, 7/01/12 - 7/01/14	10,150	11,048,385
5.50%, 7/01/15	4,630	5,085,916
MBIA Series A-2
5.00%, 7/01/20	11,000	11,287,650
Los Angeles Uni Sch Dist (Election of 2004)
AMBAC Series E
5.00%, 7/01/15	3,090	3,392,573
Los Angeles Uni Sch Dist (Election of 2005)
AMBAC Series B
5.00%, 7/01/12	2,330	2,512,788
AMBAC Series C
5.00%, 7/01/12	6,030	6,513,485
Mammoth Uni Sch Dist (Capital Appreciation)
MBIA
Zero Coupon, 8/01/21	1,100	547,404
Zero Coupon, 8/01/22	1,000	451,550
Metro Wtr Dist of Southern California (Wtrwks Rev)
5.75%, 8/10/18	7,600	8,055,164
MBIA Series B-3
5.00%, 10/01/18	3,410	3,604,506
Series A
5.75%, 7/01/21	3,660	4,172,097
Monrovia Redev Agy
4.40%, 6/01/12	2,830	2,633,881
Mount San Antonio Comnty Coll Dist (Ref 2001 Election)
MBIA Series A
5.00%, 8/01/14	5,610	5,944,075
M-S-R Pub Pwr Agy
MBIA
5.00%, 7/01/12 - 7/01/13	4,715	5,029,626
Northern California Gas Auth No 1
5.00%, 7/01/09	8,735	8,536,978

Northern California Pwr Agy
AMBAC Series A
5.80%, 7/01/09	1,815	1,851,046
Northern California Pwr Agy (Ref Hydroelec Proj No.1)
MBIA Series A
5.00%, 7/01/17	2,685	2,692,223
Northern California Pwr Agy ETM
AMBAC Series A
5.80%, 7/01/09	935	957,870
Oakland Uni Sch Dist (Election 2000)
MBIA
5.00%, 8/01/11 - 8/01/13	7,070	7,430,242
Orange Cnty Pub Fin Auth Lease Rev
MBIA
5.00%, 7/01/11 - 7/01/13	21,070	22,630,888
Pittsburg Redev Agy (Res Mtg Rev) ETM
FHLMC/ FNMA
9.60%, 6/01/16	1,000	1,453,420
Pomona Pub Fin Auth
AMBAC
5.00%, 2/01/11	1,635	1,742,291
Rancho Santiago Comnty Coll Dist
FSA
5.00%, 9/01/25	2,275	2,300,503
Rancho Wtr Dist Fin Auth
FSA Series A
5.50%, 8/01/12	1,075	1,154,195
Redding Joint Pwr Fin Auth (Elec Sys Rev)
MBIA Series A
6.25%, 6/01/09	1,000	1,017,590
Sacramento City Fin Auth (Capital Impr)
AMBAC Series A
5.50%, 12/01/17	5,930	6,496,493
Sacramento City Fin Auth (City Hall & Redev Proj)
FSA Series A
5.375%, 12/01/18	1,440	1,636,070
Sacramento City Fin Auth (Lease Rev)
Series B
5.40%, 11/01/20	2,000	2,183,500
Sacramento Cnty Sanitation Dist Fin Auth
AMBAC
5.50%, 12/01/21	1,175	1,244,090
Sacramento Cnty Sanitation Dist Fin Auth Rev
Series A
5.60%, 12/01/16	3,055	3,056,344

Salinas Pub Fin Auth (Ref Assmt Dist Ref Sub)
5.00%, 9/02/09	295	299,564
5.25%, 9/02/11	310	298,592
Salinas Union High Sch Dist
FGIC Series A
5.25%, 10/01/20 - 10/01/21	4,630	5,308,851
San Bernardino Cnty COP (West Valley Dept Ctr Ref)
MBIA Series A
5.25%, 11/01/17	7,495	7,990,270
San Diego Cnty (Edgemoor Proj & Regl Sys)
AMBAC
5.00%, 2/01/15	2,000	2,159,320
San Diego Cnty Wtr Auth
FSA Series 2008A
5.00%, 5/01/19	2,680	2,818,422
San Diego Uni Sch Dist (Election 1998)
FGIC Series D
5.25%, 7/01/25	2,170	2,354,537
San Francisco City & Cnty Arpt Commission
ASSURED GTY Series 34C
5.00%, 5/01/16	11,520	11,766,989
ASSURED GTY Series 34E
5.00%, 5/01/15	14,010	14,398,497
San Francisco City & Cnty Arpt Commission (Int’l Arpt Rev Second) AMT
FSA Series 15A
5.00%, 5/01/18	1,505	1,415,979
San Francisco City & Cnty Arpt Commission (San Francisco Intl Arpt)
ASSURED GTY Series 34E
5.00%, 5/01/16	1,345	1,373,837
San Francisco City & Cnty Pub Util Commission
MBIA
5.25%, 10/01/14	5,245	5,630,980
San Jose Redev Agy Tax Alloc (Merged Area Redev) (Prerefunded) ETM
MBIA
6.00%, 8/01/15	330	405,854
San Jose Redev Agy Tax Alloc (Merged Area Redev) (Unrefunded)
MBIA
6.00%, 8/01/15	670	700,994
San Mateo Cnty Comnty Coll Dist (Election 2001)
FGIC Series A
5.375%, 9/01/20	1,140	1,189,567
San Mateo Cnty Transp Dist
MBIA Series A
5.50%, 6/01/16	1,430	1,725,767

San Ramon Valley Uni Sch Dist (Election 2002)
FSA
5.25%, 8/01/20	1,000	1,050,110
Santa Clara Redev Agy (Tax Alloc Bayshore North Proj)
MBIA
5.00%, 6/01/15	1,000	994,010
Santa Fe Springs Comnty Dev Commission
MBIA
5.375%, 9/01/17	1,460	1,503,923
South Orange Cnty Pub Fin Auth (Foothill Area)
FGIC Series C
8.00%, 8/15/09	1,100	1,135,442
Taft Pub Fin Auth (Comnty Correctional Fac Proj)
Series A
5.95%, 1/01/11	1,125	1,126,755
Tahoe-Truckee Uni Sch Dist No. 1
MBIA
5.50%, 8/01/19	1,185	1,293,143
Tobacco Securitization Auth of Southern California (Asset Bkd Bds)
Series B
6.00%, 6/01/43	9,180	10,476,308
Univ of California
FSA Series J
5.00%, 5/15/16	6,330	6,928,945
MBIA Series K
5.00%, 5/15/13 - 5/15/15	14,040	15,410,168
Walnut Pub Fin Auth Tax Alloc (Walnut Impr Proj)
AMBAC
5.375%, 9/01/20	2,075	1,938,610

		1,030,893,096

Arizona - 0.2%
Pima Cnty IDA (Horizon Comnty Learning Ctr)
4.45%, 6/01/14	585	499,426
Yavapai Cnty IDA (Waste Management Inc. Proj)
Series 2007A
4.25%, 3/01/28 (a)	1,445	1,412,762

		1,912,188

Colorado - 0.0%
Denver City & Cnty (Arpt Rev) AMT
Series D
7.75%, 11/15/13	385	417,390

Florida - 3.3%
Arborwood CDD (Centex Homes Proj)
Series B
5.25%, 5/01/16	1,775	1,334,498
Series B-2
5.10%, 5/01/16	920	676,927
Bartram Park CDD (Spl Assmt)
4.875%, 5/01/15	645	498,050
Beacon Tradeport CDD (Spl Assmt Indl Proj)
Series B
7.125%, 5/01/22	765	629,656
Chapel Creek CDD
5.20%, 5/01/11	1,590	958,643
Concorde Estates CDD
Series 04B
5.00%, 5/01/11	520	437,497
Dupree Lakes CDD
5.00%, 11/01/10	280	258,485
Durbin Crossing CDD (Spl Assmt)
Series B-2
4.875%, 11/01/10	1,880	1,222,602
Fiddlers Creek CDD No. 2 (Spl Assmt)
Series B
5.75%, 5/01/13	635	544,868
Florida St Dept of Enviro Protection
MBIA
5.00%, 7/01/13	6,760	7,220,964
Florida St Trpk Auth
FGIC
5.00%, 7/01/12 - 7/01/14	7,935	8,589,812
Lake Ashton II CDD (Capital Impr Rev)
Series B
4.875%, 11/01/10	390	361,846
Lakewood Ranch Stewardship CDD
Series B
5.00%, 5/01/13	1,110	718,880
Meadow Pointe III CDD (Capital Impr Rev)
Series 2004-1
4.80%, 11/01/09	400	385,456
Miami Beach Hlth Fac Auth (Mount Sinai Med Ctr)
6.75%, 11/15/24	2,400	1,500,696
Middle Village CDD (Spl Assmt)
Series B
5.00%, 5/01/09	115	113,144

New River CDD
Series B
5.00%, 5/01/13 (b)	1,735	1,033,522
Palm Glades CDD
Series B
4.85%, 8/01/11	695	613,866
Parker Road CDD
Series B
5.35%, 5/01/15	2,060	1,535,627
Paseo CDD
5.00%, 2/01/11	710	496,773
Paseo CDD (Capital Impr Rev)
Series B
4.875%, 5/01/10	690	483,683
Quarry CDD (Spl Assmt)
5.25%, 5/01/16	1,695	1,308,133
Rolling Hills CDD
Series B
5.125%, 11/01/13	2,010	1,297,676
Shingle Creek CDD
5.75%, 5/01/15	2,695	1,875,531
Six Mile Creek CDD
5.50%, 5/01/17	1,125	665,854
Sterling Hill CDD (Capital Impr Rev)
Series B
5.50%, 11/01/10	180	168,565
Stoneybrook South CDD
Series B
5.45%, 11/01/15	3,435	2,389,317
Tern Bay CDD (Capital Impr Rev)
Series B
5.00%, 5/01/15 (b)	1,015	406,000
Venetian CDD (Capital Impr)
Series B
5.95%, 5/01/12	125	113,550
Vizcaya CDD
Series A
7.00%, 12/20/08 (c)	4,800	3,360,000
Waterford Estates CDD
5.125%, 5/01/13	1,000	666,350

		41,866,471

Guam - 0.6%
Guam Govt Wtrwks Auth
5.00%, 7/01/12	1,270	1,236,383
5.50%, 7/01/16	1,500	1,392,030
Guam Govt Wtrwks Auth (Prerefunded) COP
5.18%, 7/01/15	2,275	2,363,602

Northern Mariana Islands
ACA Series A
6.00%, 6/01/14	2,830	3,017,120

		8,009,135

Illinois - 0.3%
Bolingbrook Sales Tax Rev
6.00%, 1/01/26 (d)	4,450	2,837,899
Pingree Grove Village Special Tax (Cambridge Lakes Proj)
Series 5-1
5.25%, 3/01/15	650	524,010

		3,361,909

Indiana - 0.2%
South Bend Econ Dev (One Michiana Square Proj)
6.003%, 10/01/09 (a)	3,100	2,646,501

Louisiana - 0.2%
Coves of the Highland Cnty CDD
5.60%, 11/01/21	3,200	2,205,184
Tangipahoa Parish Sch Dist
5.90%, 5/01/22	1,035	718,528

		2,923,712

Massachusetts - 0.1%
Massachusetts
5.50%, 1/01/13	1,680	1,870,747

Nevada - 1.2%
Clark Cnty Impr Dist (Dist No. 142)
5.30%, 8/01/11	1,950	1,727,739
Clark Cnty Sch Dist
5.00%, 6/15/16	3,340	3,622,397
MBIA
5.50%, 6/15/12	7,165	7,773,308
Henderson Loc Impr Dist No. T-16
4.75%, 3/01/13	315	152,044
Las Vegas Spl Impr Dist No. 607 (Loc Impr Bonds)
4.80%, 6/01/09	1,585	1,556,074

		14,831,562

North Carolina - 0.3%
North Carolina Eastern Muni Pwr Agy
Series C
5.30%, 1/01/15	3,580	3,591,420

Ohio - 1.0%
American Muni Pwr Inc.
Series A
5.00%, 2/01/13	12,090	10,890,914
Port Auth Columbiana Cnty SWFR (Liberty Waste Transp LLC Proj) AMT
Series A
7.00%, 8/01/21	2,635	2,208,077

		13,098,991

Pennsylvania - 0.4%
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys)
Series 07A
5.00%, 11/15/17	7,750	5,232,955

Puerto Rico - 8.0%
Govt Dev Bank for Puerto Rico
5.00%, 12/01/11	1,035	1,002,128
Puerto Rico
5.00%, 7/01/10	1,285	1,260,675
FGIC
5.25%, 7/01/10	2,000	1,969,020
MBIA-IBC Series A
5.50%, 7/01/15	5,535	5,202,789
Series A
5.00%, 7/01/30 (a)	3,230	3,036,006
Puerto Rico Elec Pwr Auth
Series W
5.50%, 7/01/17	3,940	3,648,873
Puerto Rico Hwy & Transp Auth
AMBAC Series A
5.50%, 7/01/10	195	192,986
FSA Series A
5.00%, 7/01/26 (a)	31,130	30,805,937
Puerto Rico Infra Fin Auth
AMBAC Series C
5.50%, 7/01/15	4,155	3,919,245
Puerto Rico Muni Fin Agy
FSA Series C
5.00%, 8/01/13 - 8/01/14	7,325	7,126,205
Series A
5.00%, 8/01/10	3,915	3,829,927
Puerto Rico Pub Bldg Auth
5.75%, 7/01/15	2,545	2,418,997
Series C
5.25%, 7/01/11	1,015	991,878
5.50%, 7/01/12	1,140	1,118,547
Puerto Rico Pub Bldg Auth (Govt Fac)
FGIC Series H
5.25%, 7/01/14	3,230	2,971,794
Puerto Rico Pub Fin Corp.
MBIA Series A
5.25%, 8/01/29 (a)	4,365	4,052,597
Series A
5.75%, 8/01/27 (a)	11,500	10,830,815
Series E
5.50%, 8/01/29	15,260	16,717,941

		101,096,360

South Carolina - 0.1%
Lancaster Cnty Assmt Rev (Edenmoor Impr Dist)
Series B
5.375%, 12/01/16	1,628	1,204,964

Texas - 0.2%
El Paso Cnty
MBIA
5.00%, 2/15/16	1,435	1,576,950
Willacy Cnty (Loc Govt Corp Proj)
6.00%, 3/01/09	445	448,520

		2,025,470

Virginia - 0.2%
Broad Street CDA
7.125%, 6/01/15	1,190	1,048,259
Celebrate North CDD (Spl Assmt Rev)
Series B
6.25%, 3/01/18	1,250	988,188

		2,036,447

Washington - 0.8%
Washington
5.00%, 7/01/13	9,155	10,047,155

Total Long-Term Municipal Bonds (cost $1,262,420,996)		1,247,066,473

Short-Term Municipal Notes - 0.1%
California - 0.1%
California Infra & Econ Dev Bank (Jewish Comnty Ctr)
0.85%, 12/01/31 (e) (cost $1,500,000)	1,500	1,500,000

Total Investments - 98.5% (cost $1,263,920,996)		1,248,566,473
Other assets less liabilities - 1.5%		19,131,160

Net Assets - 100.0%		$1,267,697,633

(a)	Variable rate coupon, rate shown as of December 31, 2008.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of December 31, 2008, the Portfolio held 66.3% of net assets in insured bonds (of this amount 14.8% represents the Portfolio’s holding in pre-refunded insured bonds). 29.7% of the Portfolio’s insured bonds were insured by MBIA.

Glossary:

ACA AMBAC AMT ASSURED GTY CDA CDD CFD COP ETM FGIC FHLMC FNMA FSA GAB GNMA IDA MBIA MFA RADIAN SFMR SWFR XLCA	- - - - - - - - - - - - - - - - - - - - - -

ACA Capital

American Bond Assurance Corporation

Alternative Minimum Tax (subject to)

Assured Guaranty

Community Development Administration

Community Development District

Community Facilities District

Certificate of Participation

Escrow to Maturity

Financial Guaranty Insurance Company

Federal Home Loan Mortgage Corporation

Federal National Mortgage Association

Financial Security Assurance Inc.

Grant Anticipation Bond

Government National Mortgage Association

Industrial Development Authority/Agency

Municipal Bond Investors Assurance

Mortgage Finance Authority

Radian Group, Inc.

Single Family Mortgage Revenue

Solid Waste Facility Revenue

XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

SCB California Municipal

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		1,248,566,473			– 0	–
Level 3		– 0	–		– 0	–

Total		$1,248,566,743		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.4%
Long-Term Municipal Bonds - 98.2%
New York - 84.2%
Albany Cnty
FGIC
5.00%, 10/01/12	$855	$891,628
Babylon Waste Fac
FGIC
9.00%, 8/01/09	1,550	1,614,279
Erie Cnty IDA Sch Fac Rev (Buffalo City Sch Dist Proj)
FSA
5.00%, 5/01/14	1,120	1,193,562
5.75%, 5/01/24	1,520	1,538,574
FSA Series A
5.00%, 5/01/16	1,210	1,285,262
Long Island Pwr Auth
AMBAC
5.25%, 4/01/09	4,550	4,575,935
AMBAC Series A
5.50%, 12/01/09	1,180	1,218,031
MBIA Series D
5.00%, 9/01/12	10,115	10,528,400
MBIA Series F
5.00%, 5/01/13 - 5/01/16	34,410	35,303,801
Series A
5.00%, 6/01/09	7,500	7,594,800
Metro Transp Auth
AMBAC Series A
5.50%, 11/15/18	5,325	5,383,522
FGIC Series A
5.25%, 11/15/15 - 11/15/16	12,965	14,218,821
MBIA Series E
5.00%, 11/15/10	10,150	10,413,799
Series B
5.00%, 11/15/16 - 11/15/17	6,645	6,976,060
Metro Transp Auth (Commuter Fac ETM)
AMBAC Series B
5.00%, 7/01/20	535	539,061

Metro Transp Auth (Dedicated Tax Fd)
FSA Series A
5.25%, 11/15/12	7,425	8,054,492
MBIA Series A
5.00%, 11/15/11	1,865	1,987,475
5.25%, 11/15/13	2,660	2,919,776
Metro Transp Auth (New York Svc Contract Transp Fac Rev)
AMBAC Series B-1
5.00%, 7/01/18	1,000	1,095,380
Metro Transp Auth (New York Svc Contract)
MBIA Series B
5.50%, 1/01/13	4,090	4,463,417
Nassau Cnty
AMBAC Series A
5.50%, 7/01/10	1,120	1,170,221
6.00%, 7/01/11	1,000	1,082,850
FGIC Series A
6.00%, 7/01/12 - 7/01/13	2,000	2,232,470
MBIA
5.40%, 1/15/10	1,090	1,130,690
Nassau Cnty IDA (North Shore Long Island Jewish Hlth Sys)
5.625%, 11/01/10	265	268,975
Nassau Cnty Interim Fin Auth
AMBAC
5.375%, 11/15/15 - 11/15/16	1,100	1,158,323
AMBAC Series A
5.00%, 11/15/13	4,145	4,556,391
AMBAC Series B
5.00%, 11/15/14	3,595	3,900,719
AMBAC Series H
5.25%, 11/15/13	1,745	1,937,875
New York City
5.00%, 3/01/10 - 8/15/16	58,240	61,657,974
5.25%, 9/01/14 - 9/01/16	23,140	24,972,595
5.50%, 8/01/13	7,935	8,603,921
FSA
5.25%, 8/01/12 - 8/01/14	13,615	14,579,905
MBIA-IBC
5.00%, 8/01/13 - 8/01/23	7,030	7,321,926
5.75%, 8/01/11	7,570	8,088,696
Series 4B
5.00%, 8/01/10	1,125	1,166,411
Series 4G
5.00%, 8/01/12	3,910	4,148,236
Series A
5.00%, 8/01/10	4,365	4,525,676
5.25%, 8/01/17	5,705	5,920,307

Series B
5.00%, 8/01/10	2,615	2,711,258
Series C
5.00%, 1/01/15 - 1/01/16	6,625	7,072,172
5.50%, 8/01/14	6,870	7,400,295
Series E
5.00%, 8/01/16	5,500	5,848,590
Series F
5.25%, 8/01/16	3,335	3,448,290
Series G
5.00%, 8/01/10 - 8/01/11	2,540	2,646,777
Series H
5.00%, 8/01/11	1,080	1,134,097
Series I
5.00%, 8/01/10 - 8/01/14	7,965	8,345,159
New York City (Prerefunded)
Series C
5.50%, 9/15/19	900	1,036,449
XLCA- ICR
6.50%, 5/15/17	2,740	2,966,680
New York City (Unrefunded)
Series C
5.50%, 9/15/19	100	103,368
New York City Hlth & Hosp Corp. (New York City Oblig)
AMBAC
5.00%, 2/15/10	9,475	9,793,360
New York City Hlth & Hosp Corp. (New York City)
5.00%, 2/15/14	10,215	10,407,961
New York City IDA (Agysterminal One Grp Assn Proj)
5.00%, 1/01/09	3,075	3,075,000
New York City IDA (Magen David Yeshivah Proj)
ACA
4.99%, 6/15/13	5,360	5,039,633
New York City IDA (Polytech Univ Proj)
5.75%, 11/01/11	2,120	2,298,483
6.00%, 11/01/20	1,045	1,137,650
New York City IDA (Polytech Univ Proj) (Prerefunded)
5.75%, 11/01/12	1,655	1,794,334
New York City Muni Wtr Fin Auth
5.00%, 6/15/19	11,540	12,197,895
5.50%, 6/15/17	2,460	2,566,715
AMBAC
5.875%, 6/15/13	1,775	2,070,839

New York City TFA
5.00%, 11/01/11 - 5/01/26	82,920	90,255,791
5.25%, 2/01/13 - 2/01/21	16,845	18,197,873
5.50%, 2/01/17 - 2/15/17	5,555	5,826,378
AMBAC
5.25%, 8/01/20	3,000	3,173,879
FGIC- TCRS
5.00%, 11/01/13	18,405	20,174,457
5.50%, 11/01/13	7,075	7,802,593
FSA
5.25%, 2/01/14	7,800	8,514,324
MBIA
5.25%, 2/01/20	6,425	6,674,740
MBIA Series E
5.25%, 2/01/21	2,000	2,064,900
MBIA-IBC
5.375%, 2/01/14	3,610	3,917,211
Series 02A
5.50%, 11/01/26 (a)	17,885	18,743,301
New York City Trust for Cultural Res (Lincoln Ctr for the Performing Arts, Inc.)
5.75%, 12/01/16	22,790	24,951,176
New York Liberty Dev Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (b)	2,250	337,500
New York Loc Govt Assistance Corp.
5.00%, 4/01/13 - 4/01/15	45,035	49,483,658
FSA
5.00%, 4/01/13	4,230	4,638,110
New York Mtg Agy
4.50%, 4/01/23	3,370	3,008,770
5.50%, 10/01/28	820	689,997
New York N Y City Transitionalref Future Tax Secd B
Series B
5.25%, 2/01/29 (a)	17,640	18,218,592
New York St Brdg Auth (General Rev Bonds)
5.00%, 1/01/17	4,575	4,758,732
New York St Dorm Auth
4.00%, 2/15/13 - 8/15/15	9,035	8,878,062
5.00%, 3/15/12 - 3/15/18	104,380	112,985,181
FSA
5.75%, 8/15/11 - 2/15/12	85	91,287
MBIA-IBC
5.20%, 2/15/16	5,820	5,881,925
SONYMA
5.00%, 11/01/11	3,875	3,937,349

New York St Dorm Auth (City Univ)
5.75%, 7/01/09	500	509,835
AMBAC
5.75%, 7/01/09	1,605	1,636,169
6.125%, 7/01/12	1,000	1,050,010
FGIC
5.00%, 7/01/16	14,015	14,597,323
FSA
5.75%, 7/01/09	1,030	1,051,269
MBIA-IBC
5.875%, 5/15/11	6,625	7,080,270
New York St Dorm Auth (City Univ)
FGIC- TCRS
5.50%, 5/15/09	4,055	4,110,878
New York St Dorm Auth (Jewish Board of Family & Children’s Services, Inc.)
AMBAC
5.00%, 7/01/09	1,005	1,019,954
New York St Dorm Auth (Lease Rev)
FGIC
5.50%, 7/01/17	1,640	1,797,801
MBIA
5.00%, 7/01/14	6,355	6,836,900
New York St Dorm Auth (Mental Health)
MBIA
5.00%, 8/15/17	480	480,970
New York St Dorm Auth (Mental Hlth Svc Fac)
5.00%, 2/15/09 - 2/15/10	8,600	8,720,998
New York St Dorm Auth (Mental Hlth Svc Fac) (Prerefunded)
FSA
5.75%, 2/15/12	960	1,032,077
New York St Dorm Auth (Mental Hlth Svc Fac) (Unrefunded)
Series Ser
6.50%, 2/15/09	1,505	1,512,796
New York St Dorm Auth (Mental Hlth Svc)
FSA
5.00%, 2/15/16	3,830	3,990,171
5.875%, 2/15/13	90	96,936
MBIA Series 1998D
5.25%, 2/15/13	110	111,071
New York St Dorm Auth (Mental Hlth)
5.00%, 2/15/16	10,215	10,789,389
5.70%, 2/15/09	15	15,057

FSA
5.875%, 2/15/13	10	10,771
New York St Dorm Auth (Montefiore Med Ctr)
5.00%, 8/01/14	1,000	1,030,320
New York St Dorm Auth (Mount Sinai NYU Hlth)
5.00%, 7/01/11	4,060	3,986,676
New York St Dorm Auth (New York Med Coll)
MBIA
5.25%, 7/01/11	1,085	1,094,591
New York St Dorm Auth (New York St)
3.875%, 2/15/12	1,000	998,950
New York St Dorm Auth (NY Univ)
MBIA
5.00%, 7/01/11	1,815	1,934,572
5.75%, 7/01/12	1,540	1,703,918
MBIA Series A
6.00%, 7/01/18	1,000	1,160,010
New York St Dorm Auth (NYU Hospitals Center)
5.00%, 7/01/10	1,000	946,270
New York St Dorm Auth (Personal Income Tax)
AMBAC
5.00%, 3/15/15	1,650	1,816,518
FGIC
5.50%, 3/15/14	4,750	5,208,375
FSA
5.00%, 3/15/13	2,525	2,760,936
New York St Dorm Auth (Secured Hosp Rev Refunding Bonds)
MBIA-IBC
5.20%, 2/15/16	1,000	1,080,800
New York St Dorm Auth (Service Contract)
MBIA-IBC
5.20%, 2/15/14	1,140	1,152,175
New York St Dorm Auth (SUNY)
5.25%, 11/15/13	4,965	5,279,533
5.375%, 7/01/19	1,400	1,572,928
FGIC
5.50%, 7/01/20	1,000	1,096,220
MBIA
5.00%, 7/01/15	4,725	5,051,025
Series B
5.25%, 11/15/23 (a)	4,960	5,018,974
New York St Dorm Auth (Winthrop South Nassau Univ Hlth Sys Obligated Group)
AMBAC Series A
5.25%, 7/01/18	1,000	1,015,880

New York St Dorm Auth (Wintrop South Nassau Univ Health Systems Oblig Group)
AMBAC Series B
5.25%, 7/01/19	1,325	1,335,891
New York St Energy Research & Dev Auth (New York St Elec & Gas Corp. Proj)
MBIA Series C
3.245%, 4/01/34 (a) +	17,725	17,599,152
New York St Enviro Fac (Muni Wtr Proj)
5.00%, 6/15/18 - 6/15/25	18,785	19,057,322
FGIC
5.00%, 12/15/23	1,060	1,069,180
New York St Enviro Fac (Wtr Revolv Fd)
5.375%, 11/15/18	1,485	1,540,955
New York St Enviro Fac (Wtr Revolv Fd) (Prerefunded)
5.875%, 7/15/20	440	456,293
New York St Enviro Fac (Wtr Revolv Fd) (Unrefunded)
4.95%, 6/15/10	1,730	1,730,951
New York St Enviro Fac (Wtr Revolv Fndtn)
5.00%, 6/15/15	3,300	3,558,258
New York St Enviro Fac (Wtr Revolv Fndtn) (Unrefunded)
5.20%, 12/15/15	225	225,115
5.875%, 7/15/20	4,560	4,650,242
New York St Enviro Fac Corp. (Muni Wtr Proj)
5.00%, 6/15/14 - 6/15/16	7,865	8,643,036
New York St Enviro Fac Corp. (Wtr Rev) (Unrefunded)
5.75%, 6/15/11	745	807,342
New York St Hsg Fin Agy
MBIA-IBC
5.50%, 9/15/18	2,720	2,744,589
New York St Pwr Auth
MBIA
5.00%, 11/15/16	6,090	6,677,563
Series A
5.00%, 11/15/20	2,680	2,987,610
New York St Thruway Auth
5.00%, 3/15/14 - 4/01/17	23,160	24,734,293
AMBAC
5.00%, 1/01/13 - 1/01/14	12,285	13,153,701
5.25%, 4/01/11 - 4/01/12	17,475	18,659,653
FSA
5.00%, 3/15/14	3,625	3,922,033
MBIA
5.25%, 4/01/12 - 4/01/14	11,695	12,641,709

New York St Thruway Auth (Hwy & Brdg Trust Fund)
AMBAC
5.25%, 4/01/14	3,190	3,467,530
FGIC Series B
5.00%, 4/01/13 - 4/01/16	26,915	28,824,927
FSA
5.00%, 4/01/12	1,415	1,509,253
FSA Series 5B
5.00%, 4/01/14	64,440	69,601,000
FSA Series B
5.00%, 4/01/15	15,785	17,063,585
MBIA
5.00%, 4/01/24	1,060	1,051,001
5.25%, 4/01/13	2,235	2,415,968
MBIA Series C
5.25%, 4/01/11	4,625	4,883,167
New York St Thruway Auth (Personal Income Tax)
5.00%, 3/15/16	9,410	10,381,865
AMBAC
5.00%, 3/15/15	10,170	10,959,294
FSA
5.00%, 3/15/15	5,215	5,649,827
FSA Series A
5.00%, 3/15/18	1,930	2,035,899
New York St Thruway Auth (Service Contract)
5.50%, 4/01/12	3,720	3,979,656
MBIA
5.10%, 4/01/10	1,050	1,088,598
New York St Urban Dev Corp. (Service Contract)
5.00%, 3/15/16 - 1/01/19	5,570	5,858,652
AMBAC
5.00%, 12/15/20	6,265	6,412,290
XLCA Series A
5.25%, 1/01/11	2,310	2,418,593
Niagara Falls Brdg Commission
FGIC
6.30%, 10/01/12	4,670	5,389,273
Onondaga Cnty
5.70%, 4/01/09 - 4/01/11	5,200	5,458,272
Port Auth of NY & NJ (Cons 117th)
FGIC
5.125%, 11/15/15	1,355	1,366,274
Port Auth of NY & NJ (Cons 126th)
FGIC
5.50%, 11/15/10	12,530	12,981,080
Tobacco Settlement Fin Corp.
5.00%, 6/01/10 - 6/01/11	12,310	12,637,736
5.50%, 6/01/15 - 6/01/16	16,755	17,039,985

Series 2008
5.00%, 6/01/12	8,000	8,275,040
Series A-1
5.50%, 6/01/15	3,750	3,799,725
Series B-1C
5.50%, 6/01/14	16,465	16,540,410
Triborough Brdg & Tunnel Auth
5.00%, 11/15/11 - 11/15/16	39,975	43,707,292
5.25%, 11/15/12 - 11/15/15	9,220	10,152,337
5.50%, 1/01/17	9,370	10,887,940
MBIA
5.125%, 1/01/18	8,165	8,369,860
Triborough Brdg & Tunnel Auth (Conv Ctl Proj)
6.00%, 1/01/11	1,490	1,581,784
Triborough Brdg & Tunnel Auth (Gen Purpose)
5.00%, 1/01/20	1,000	1,017,170
5.25%, 1/01/17	5,025	5,253,386
5.50%, 1/01/12	8,515	8,942,112
Triborough Brdg & Tunnel Auth (Ref Gen)
5.25%, 11/15/13	8,380	9,274,146
Ulster Cnty IDA (Kingston Regl Sr Living Corp.-Woodland Pond at New Paltz Proj)
5.25%, 9/15/16	975	744,744
Yonkers
MBIA
5.00%, 8/01/12 - 8/01/14	7,800	8,154,194

		1,422,249,096

Arizona - 0.2%
Pima Cnty IDA (Horizon Comnty Learning Ctr)
4.45%, 6/01/14	795	678,707
Watson Road CFD (Spl Assmt Rev)
4.70%, 7/01/09	805	790,478
Yavapai Cnty IDA (Waste Management Inc. Proj)
Series 2007A
4.25%, 3/01/28 (a)	2,190	2,141,141

		3,610,326

California - 0.2%
California Statewide CDA (Kaiser Permanente)
Series E
3.875%, 4/01/32 (a)	3,075	3,051,968

Colorado - 0.2%
Denver City & Cnty (Arpt Rev) AMT
Series D
7.75%, 11/15/13	765	829,359

Todd Creek Farms Metro Dist No. 1
5.60%, 12/01/14	2,765	2,246,950

		3,076,309

Florida - 2.0%
Amelia Walk CDD
Series B
5.20%, 5/01/14	790	587,381
Arborwood CDD (Centex Homes Proj)
Series A-2
5.25%, 5/01/36	1,455	780,986
Series B
5.25%, 5/01/16	2,245	1,687,858
Bartram Park CDD (Spl Assmt)
4.875%, 5/01/15	865	667,927
Beacon Tradeport CDD (Spl Assmt Indl Proj)
Series B
7.125%, 5/01/22	1,180	971,234
Concorde Estates CDD
Series 04B
5.00%, 5/01/11	690	580,524
Dupree Lakes CDD
5.00%, 11/01/10	380	350,801
Durbin Crossing CDD
Series 1
5.25%, 11/01/15	3,265	2,537,917
Durbin Crossing CDD (Spl Assmt)
Series B-2
4.875%, 11/01/10	2,375	1,544,510
Fiddlers Creek CDD No. 2 (Spl Assmt)
Series B
5.75%, 5/01/13	950	815,157
Fishhawk CDD II (Spl Assmt)
Series B
5.125%, 11/01/09	595	546,823
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	65	59,600
Heritage Isle Viera CDD
5.00%, 11/01/13	1,990	1,586,448
Heritage Plantation CDD
Series B
5.10%, 11/01/13	955	659,638
Lakewood Ranch Stewardship CDD
Series B
5.00%, 5/01/13	230	148,957

Landmark at Doral CDD
Series B
5.20%, 5/01/15 (b)	1,710	1,066,732
Live Oak CDD No. 2
Series B
5.00%, 11/01/09	810	592,604
Miami Beach Hlth Fac Auth (Mount Sinai Med Ctr)
6.75%, 11/15/24	3,300	2,063,457
Middle Village CDD (Spl Assmt)
Series B
5.00%, 5/01/09	120	118,063
Midtown Miami CDD
Series 04A
6.00%, 5/01/24	1,405	984,062
Overoaks CDD (Capital Impr Rev)
Series 4B
5.125%, 5/01/09	895	761,806
Palm Glades CDD
Series B
4.85%, 8/01/11	1,045	923,007
Parkway Ctr CDD (Spl Assmt Ref)
Series B
5.625%, 5/01/14	2,045	1,662,667
Paseo CDD
5.00%, 2/01/11	915	640,207
Polk Cnty Sch Dist
FSA
5.00%, 10/01/16	2,665	2,899,813
Quarry CDD (Spl Assmt)
5.25%, 5/01/16	2,135	1,647,708
Ridgewood Trails CDD
Series B
5.20%, 5/01/12	2,725	1,902,595
Six Mile Creek CDD
5.50%, 5/01/17	1,375	813,821
Sterling Hill CDD (Capital Impr Rev)
Series B
5.50%, 11/01/10	180	168,565
Stoneybrook South CDD
Series B
5.45%, 11/01/15	4,300	2,990,994
Tern Bay CDD (Capital Impr Rev)
Series B
5.00%, 5/01/15 (b)	1,475	590,000
Venetian CDD (Capital Impr)
Series B
5.95%, 5/01/12	190	172,596

Verano Ctr CDD (Infra Proj)
Series B
5.00%, 11/01/13	1,815	1,087,421

		34,611,879

Georgia - 0.3%
Main Street Natural Gas Inc. (Prepaid Gas)
Series A
5.00%, 3/15/17	6,975	5,865,138

Guam - 0.3%
Guam Govt Wtrwks Auth
5.00%, 7/01/11	2,160	2,118,075
Guam Govt Wtrwks Auth (Prerefunded) COP
5.18%, 7/01/15	3,049	3,168,330

		5,286,405

Illinois - 0.4%
Bolingbrook (Sales Tax Rev)
5.75%, 1/01/15 (c)	1,945	1,586,089
Cortland Spl Svc Area No. 10
5.125%, 3/01/14	3,846	3,223,448
Cortland Spl Tax Rev (Sheaffer Sys Proj)
5.50%, 3/01/17	1,307	907,019
Pingree Grove Village Special Tax (Cambridge Lakes Proj)
Series 5-1
5.25%, 3/01/15	852	686,857

		6,403,413

Indiana - 0.7%
Indiana Bond Bank (Prepaid Gas)
5.25%, 10/15/18 - 10/15/21	10,745	8,719,552
South Bend Econ Dev (One Michiana Square Proj)
6.003%, 10/01/09 (a)	3,110	2,655,038

		11,374,590

Louisiana - 0.2%
Isabella Lakes CDD
6.00%, 8/01/22	1,515	1,045,956
Juban Park CDD
5.15%, 10/01/14	2,200	1,816,276
Whispering Spring Dev Dist
5.20%, 10/01/21	1,500	841,095

		3,703,327

Nevada - 0.6%
Clark Cnty Sch Dist
Series B
5.00%, 6/15/17	3,620	3,895,916
Clark Cnty Spl Impr (Dist No. 142)
4.75%, 8/01/09	2,875	2,789,124

Henderson Loc Impr Dist No. T-16
4.625%, 3/01/12	535	269,485
Henderson Loc Impr Dist No. T-18
4.35%, 9/01/09	950	723,938
Las Vegas Spl Impr Dist No. 607
5.00%, 6/01/10	1,850	1,742,164
5.35%, 6/01/12	1,360	1,187,198

		10,607,825

North Carolina - 0.3%
North Carolina Eastern Muni Pwr Agy
5.375%, 1/01/10 - 1/01/17	4,745	4,721,233

Ohio - 0.4%
Ohio Air Quality Dev Auth (FirstEnergy Nuclear Generation Corp. Proj)
7.25%, 11/01/32 (a)	4,830	4,834,057
Port Auth Columbiana Cnty SWFR (Liberty Waste Transp LLC Proj) AMT
Series A
7.00%, 8/01/21	1,470	1,231,831

		6,065,888

Pennsylvania - 0.5%
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys)
Series 07A
5.00%, 11/15/17	9,845	6,647,541
Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comnty)
6.00%, 2/01/21	1,515	1,068,939

		7,716,480

Puerto Rico - 6.7%
Govt Dev Bank for Puerto Rico
5.00%, 12/01/11 - 12/01/12	11,450	11,014,106
Series B
5.00%, 12/01/13	4,410	4,116,867
Puerto Rico
5.00%, 7/01/13	4,980	4,646,041
5.25%, 7/01/14	1,295	1,202,563
MBIA
6.25%, 7/01/09	1,810	1,857,766
MBIA-IBC Series A
5.50%, 7/01/15	6,575	6,180,368
Series A
5.00%, 7/01/30 (a)	1,300	1,221,922
Puerto Rico Elec Pwr Auth
5.25%, 7/01/13 - 7/01/15	12,425	11,741,279
5.50%, 7/01/16 - 7/01/19	12,920	11,963,773
MBIA
5.50%, 7/01/16	3,695	3,485,494
Puerto Rico Infra Fin Auth (Spl Tax Rev Bonds)
AMBAC
5.50%, 7/01/14	14,765	14,064,253

Puerto Rico Pub Bldg Auth
5.75%, 7/01/15	6,905	6,563,133
GTD
5.00%, 7/01/28 (a)	1,000	939,940
Series C
5.25%, 7/01/11	1,740	1,700,363
Puerto Rico Pub Bldg Auth (Comwlth Guaranteed)
5.25%, 7/01/11	5	5,432
Puerto Rico Pub Bldg Auth (Ref Govt Fac)
AMBAC
5.00%, 7/01/36 (a)	8,935	8,398,364
Puerto Rico Pub Fin Corp.
Series A
5.75%, 8/01/27 (a)	6,415	6,041,711
Puerto Rico Pub Fin Corp. (Comwlth Appropriated)
AMBAC
5.25%, 8/01/30 (a)	3,595	3,337,706
FGIC Series A
5.25%, 8/01/31 (a)	14,665	13,615,426
Univ of Puerto Rico
5.00%, 6/01/13	1,015	955,379

		113,051,886

South Carolina - 0.0%
Lancaster Cnty Assmt Rev (Edenmoor Impr Dist)
Series B
5.375%, 12/01/16	1,159	857,834

Tennessee - 0.8%
Tennessee Energy Acquisition Corp. (Prepaid Gas)
Series A
5.25%, 9/01/21	17,375	13,017,350

Virginia - 0.2%
Broad Street CDA
7.125%, 6/01/15	1,785	1,572,389
Celebrate North CDD (Spl Assmt Rev)
Series B
6.25%, 3/01/18	1,750	1,383,462

		2,955,851

Total Long-Term Municipal Bonds (cost $1,684,784,488)		1,658,226,798

Short-Term Municipal Notes - 0.2%
New York - 0.2%
New York City Capital Res Corp.
1.10%, 1/01/26 (d)	1,610	1,610,000
New York City TFA
1.15%, 11/01/22 (d)	430	430,000

New York City Trust for Cultural Res (Lincoln Ctr for the Performing Arts, Inc.)
1.30%, 12/01/35 (d)	1,200	1,200,000
Port Auth NY & NJ Spl Oblig Rev
0.95%, 6/01/20 (d)	500	500,000

Total Short-Term Municipal Notes (cost $3,740,000)		3,740,000

Total Investments - 98.4% (cost $1,688,524,488)		1,661,966,798
Other assets less liabilities - 1.6%		26,956,611

Net Assets - 100.0%		$1,688,923,409

(a)	Variable rate coupon, rate shown as of December 31, 2008.
(b)	Illiquid security.
(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
+	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2008 and the aggregate market value of this security amounted to $17,599,153 or 1.0% of net assets.

As of December 31, 2008, the Portfolio held 40.6% of net assets in insured bonds (of this amount 3.9% represents the Portfolio’s holding in pre-refunded insured bonds).

Glossary:

ACA AMBAC AMT CDA CDD CFD COP ETM FGIC FSA IDA MBIA SONYMA SWFR XLCA	- - - - - - - - - - - - - - -

ACA Capital

American Bond Assurance Corporation

Alternative Minimum Tax (subject to)

Community Development Administration

Community Development District

Community Facilities District

Certificate of Participation

Escrow to Maturity

Financial Guaranty Insurance Company

Financial Security Assurance Inc.

Industrial Development Authority/Agency

Municipal Bond Investors Assurance

State of New York Mortgage Agency

Solid Waste Facility Revenue

XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

SCB New York Municipal

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		1,661,966,798			– 0	–
Level 3		– 0	–		– 0	–

Total		$1,661,966,798		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.4%
Long-Term Municipal Bonds - 98.3%
Alabama - 0.9%
Jefferson Cnty Ltd Oblig Sch Warrants
Series A
5.25%, 1/01/11	$1,700	$1,439,543
Jefferson Cnty Swr Rev (Capital Impr Warrants)
FGIC Series D
5.00%, 2/01/42	5,900	6,436,428
FSA Series B8
5.25%, 2/01/10	2,100	2,018,562
Jefferson Cnty Swr Rev (Capital Impr Warrants) (Prerefunded)
FGIC Series 02
5.00%, 2/01/41	7,725	8,309,242
FGIC Series 02B
5.00%, 2/01/41	12,105	13,205,587
FGIC Series A
5.00%, 2/01/33	8,865	8,974,837
5.125%, 2/01/39	1,185	1,199,777

		41,583,976

Alaska - 0.0%
Anchorage
FGIC
6.00%, 10/01/09	1,000	1,033,920

Arizona - 1.7%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp)
2.25%, 2/01/42 (a)	18,025	14,270,753
Arizona Sch Fac Brd
FGIC Series A-1
5.00%, 9/01/15	1,765	1,906,694
Arizona Sch Fac Brd (St Sch Impr)
5.00%, 1/01/13	1,315	1,446,329
Arizona St Transp Brd
5.00%, 7/01/13 - 7/01/16	26,305	29,279,411
Arizona Tourism & Sports Auth (Baseball Training Fac Proj)
5.00%, 7/01/15 - 7/01/16	3,815	3,838,948

Arizona Wtr Infra Fin Auth
Series A
5.75%, 10/01/11	1,525	1,583,164
Maricopa Cnty IDA, MFHR (Steeplechase Apts Proj) AMT
Series B
6.25%, 12/01/20	1,760	1,353,405
Mesa IDA (Discovery Hlth Sys) (Prerefunded)
MBIA Series A
5.625%, 1/01/29	2,000	2,105,640
Phoenix Civic Impr Corp.
MBIA
5.00%, 7/01/14	5,000	5,531,650
Phoenix Civic Impr Corp.,Transit Excise Tax Rev (Light Rail Proj)
AMBAC
5.00%, 7/01/10 - 7/01/14	7,835	8,457,539
Pima Cnty IDA (Horizon Comnty Learning Ctr)
4.45%, 6/01/14	1,795	1,532,427
Pima Cnty IDA (Wtr & Wastewtr Rev)
5.45%, 12/01/17	2,550	1,995,350
Salt Verde Fin Corp.
Series 2007
5.25%, 12/01/21	1,430	1,067,323
Vistancia CFD
5.30%, 7/15/09	500	495,055
5.55%, 7/15/10	500	487,085
Watson Road CFD (Spl Assmt Rev)
4.85%, 7/01/10	1,209	1,146,023
Yavapai Cnty IDA (Waste Management Inc. Proj)
Series 2007A
4.25%, 3/01/28 (b)	4,190	4,096,521

		80,593,317

California - 5.9%
California
5.00%, 2/01/11 - 5/01/17	128,815	135,492,168
6.00%, 2/01/11	15,760	16,665,570
Series 2008
5.00%, 4/01/18	5,000	5,171,600
California Dept of Wtr Res (Pwr Sup Rev)
MBIA-IBC Series 2A
5.50%, 5/01/10	7,115	7,363,740
California Econ Rec
Series A
5.25%, 1/01/11 - 7/01/12	22,995	24,462,132

Series B
5.00%, 7/01/23 (b)	46,080	47,512,627
California Statewide CDA (Kaiser Permanente)
Series E
3.875%, 4/01/32 (b)	6,695	6,644,854
Fremont Uni Sch Dist (Election 2002)
FSA Series B
5.00%, 8/01/27	1,000	970,530
Fresno Uni Sch Dist
MBIA Series A
6.00%, 2/01/20	3,255	3,501,534
Golden St Tobacco Securitization Corp.
FGIC
5.375%, 6/01/28	19,395	20,276,309
5.50%, 6/01/33	5,000	5,551,350
Series B
5.375%, 6/01/28	2,725	2,848,824
Sacramento City Fin Auth (Lease Rev)
Series B
5.40%, 11/01/20	1,000	1,091,750
Sacramento Muni Util Dist
MBIA Series G
6.50%, 9/01/13	1,035	1,152,100

		278,705,088

Colorado - 2.0%
Baptist Road Rural Transp Auth
4.80%, 12/01/17	310	226,446
Colorado Dept of Transp TRAN
FGIC Series B
5.00%, 12/15/13	9,200	10,145,760
MBIA Series B
5.50%, 6/15/13 - 6/15/14	8,300	9,360,056
Denver City & Cnty Co. (Denver Intl Arpt)
FSA Series A3
5.00%, 11/15/32 (b)	10,655	10,384,789
Series A-1
5.00%, 11/15/11 - 11/15/12	37,960	36,853,191
5.25%, 11/15/13	11,235	10,902,781
Muni Subdist Northern Colorado Wtr Conservancy Dist
AMBAC Series J
5.00%, 12/01/13	7,295	7,882,831
PV Wtr & Sanitation Metro Dist Capital Appreciation
Series 06
Zero Coupon, 12/15/17	14,718	7,342,221
Todd Creek Farms Metro Dist No. 1 (Wtr Rev & Impr)
4.75%, 12/01/09	2,185	2,108,525

		95,206,600

Connecticut - 0.6%
Connecticut
MBIA Series B
5.00%, 12/01/13	8,615	9,569,197
Connecticut Res Recovery Auth
MBIA Series A
5.375%, 11/15/09 - 11/15/10	1,840	1,841,785
Connecticut Spl Tax Oblig
FSA Series B
5.375%, 10/01/10 - 10/01/13	11,045	11,713,884
Univ of Connecticut (Student Fee Rev)
FGIC Series A
5.25%, 11/15/17	3,065	3,288,285

		26,413,151

Delaware - 0.1%
Delaware Transp Auth
MBIA
5.00%, 7/01/11	3,680	3,924,278

District Of Columbia - 0.7%
Dist of Columbia
FSA Series C
5.00%, 6/01/14	5,790	6,357,362
Dist of Columbia (Prerefunded)
FSA Series B
5.50%, 6/01/09	175	178,264
Dist of Columbia (Unrefunded)
FSA Series B
5.50%, 6/01/09	2,100	2,130,555
Dist of Columbia Hsg Fin Agy SFMR
GNMA/ FNMA Series A
6.25%, 12/01/28	740	696,673
Dist of Columbia Wtr & Swr Auth
FSA
6.00%, 10/01/16	1,635	1,942,740
Metro Washington Arpt Auth
Series 2008A
5.50%, 10/01/14	4,140	4,174,031
Series A
5.50%, 10/01/12 - 10/01/18	16,315	15,721,586

		31,201,211

Florida - 10.9%
Amelia Walk CDD
Series B
5.20%, 5/01/14	2,045	1,520,498
Arborwood CDD (Centex Homes Proj)
Series A-2
5.25%, 5/01/36	3,395	1,822,300
Series B
5.25%, 5/01/16	5,420	4,074,919

Series B-2
5.10%, 5/01/16	2,315	1,703,354
Beacon Tradeport CDD (Spl Assmt Indl Proj)
Series B
7.125%, 5/01/22	2,410	1,983,623
Belmont CDD
Series B
5.125%, 11/01/14 (c)	2,420	1,081,087
Bonnet Creek Resort CDD, Spl Assmt
7.125%, 5/01/12	1,420	1,302,282
Brevard Cnty Sch Brd
AMBAC
5.00%, 7/01/26	5,000	5,545,450
Broward Cnty Arpt Sys Rev AMT
MBIA Series E
5.25%, 10/01/10	2,065	2,080,797
Broward Cnty Sch Brd
FGIC Series A
5.00%, 7/01/13 - 7/01/14	7,190	7,502,591
Chapel Creek CDD
Series B
5.25%, 5/01/15	3,660	2,188,387
Citizens Ppty Insurance Corp.
MBIA Series A
5.00%, 3/01/14 - 3/01/16	103,035	104,065,277
Series A-1
5.00%, 6/01/11	46,735	46,984,565
Collier Cnty Sch Brd
FSA
5.00%, 2/15/16	5,000	5,271,700
Dade Cnty Sch Dist
MBIA Series 94
5.00%, 8/01/12	8,060	8,475,977
Dupree Lakes CDD
5.00%, 11/01/10	225	207,711
Durbin Crossing CDD
Series 1
5.25%, 11/01/15	1,560	1,212,604
East Homestead CDD
Series B
5.00%, 5/01/11	1,275	1,019,260
Fishhawk CDD
Series B
5.00%, 5/01/12	2,610	1,826,635
Florida Hurricane Catastrophe Fund
Series 2008A
5.00%, 7/01/13	20,000	20,087,600
Series A
5.00%, 7/01/11	32,320	33,077,581

Florida St Brd of Ed
FGIC Series G
5.25%, 6/01/11	2,125	2,263,996
Series A
5.00%, 6/01/12 - 1/01/16	44,370	48,550,198
Series B
5.00%, 1/01/12 - 1/01/16	13,220	14,247,587
Series D
5.00%, 6/01/12	4,610	4,974,236
ST GTD Series B
5.00%, 6/01/13	5,000	5,456,850
Florida St Brd of Ed Capital Outlay (Prerefunded) ETM
9.125%, 6/01/14	150	193,956
Florida St Brd of Ed Capital Outlay (Unrefunded)
9.125%, 6/01/14	990	1,139,757
Florida St Brd of Ed Lottery Rev
MBIA Series 2002C
5.00%, 1/01/17	3,680	3,766,296
MBIA Series C
5.25%, 1/01/11	4,600	4,795,362
Florida St Dept of Enviro Protection
AMBAC
5.00%, 7/01/15	4,825	5,166,513
AMBAC Series A
5.00%, 7/01/13 - 7/01/14	12,095	12,927,570
FGIC Series A
5.00%, 7/01/18	3,435	3,546,294
MBIA Series B
5.00%, 7/01/15	6,095	6,530,000
Florida St Trpk Auth
FGIC Series A
5.00%, 7/01/11	1,020	1,082,363
FSA
5.25%, 7/01/10	6,975	7,283,295
FSA Series A
5.00%, 7/01/12	6,375	6,886,147
Greyhawk Landing CDD
Series B
6.25%, 5/01/09	100	98,981
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	65	59,600
Harbor Bay CDD (Capital Impr Rev)
Series B
6.35%, 5/01/10	965	929,556
Heritage Isle at Viera CDD
Series 4B
5.00%, 11/01/09	100	94,987

Heritage Plantation CDD
Series B
5.10%, 11/01/13	3,545	2,448,602
Jacksonville Port Auth AMT
MBIA
4.375%, 11/01/18 (b)	4,350	4,380,667
Lake Ashton II CDD (Capital Impr Rev)
Series B
4.875%, 11/01/10	1,090	1,011,313
5.00%, 11/01/11	6,810	4,096,555
Lakewood Ranch Stewardship CDD
Series B
5.00%, 5/01/13	505	327,058
Landmark at Doral CDD
Series B
5.20%, 5/01/15 (c)	4,535	2,829,024
Live Oak CDD No. 2
Series B
5.00%, 11/01/09	3,460	2,531,371
Main Street CDD
Series B
6.90%, 5/01/17	10,000	8,479,900
Meadow Pointe III CDD
Series 4B
5.00%, 5/01/09	150	147,867
Meadow Woods CDD
Series 4B
5.25%, 5/01/11	950	840,085
Miami Beach Hlth Fac Auth (Mount Sinai Med Ctr)
6.75%, 11/15/24	6,990	4,370,777
Miami-Dade Cnty Sch Dist
MBIA
5.00%, 2/15/13	3,325	3,539,097
MBIA Series 1996
4.75%, 7/15/10	11,215	11,581,618
MBIA Series 1997
5.00%, 2/15/15	2,455	2,626,580
Middle Village CDD (Spl Assmt)
Series C
5.125%, 5/01/09	260	255,905
Midtown Miami CDD
Series 04A
6.00%, 5/01/24	4,255	2,980,202
Miromar Lakes CDD
Series 00A
7.25%, 5/01/12	1,705	1,579,870
Orange Cnty
FGIC Series A
5.00%, 1/01/13	5,520	5,946,917

Overoaks CDD (Capital Impr Rev)
Series 4B
5.125%, 5/01/09	2,425	2,064,111
Palm Beach Cnty Solid Waste Auth
AMBAC Series A
6.00%, 10/01/09	4,305	4,448,338
Palm Glades CDD
Series B
4.85%, 8/01/11	1,905	1,682,610
Parkway Ctr CDD (Spl Assmt Ref)
Series B
5.625%, 5/01/14	4,400	3,577,376
Paseo CDD
5.00%, 2/01/11	2,150	1,504,312
Paseo CDD (Capital Impr Rev)
Series B
4.875%, 5/01/10	4,305	3,017,762
Quarry CDD (Spl Assmt)
5.25%, 5/01/16	855	659,855
Series A-2
5.25%, 5/01/36	6,265	3,498,752
Riverwood Estates CDD
Series B
5.00%, 5/01/13 (c)	1,960	686,000
Sarasota Cnty Util Sys Rev
FGIC Series C
5.25%, 10/01/21	2,000	2,019,400
Seven Oaks CDD II (Spl Assmt Rev)
Series B
5.00%, 5/01/09	1,880	1,132,080
Shingle Creek CDD
5.75%, 5/01/15	4,390	3,055,133
South Bay CDD
Series B-2
5.375%, 5/01/13 (c)	2,900	1,157,738
South Bay CDD (Capital Impt Rev)
Series B-1
5.125%, 11/01/09 (c)	1,070	433,104
Stoneybrook South CDD
Series B
5.45%, 11/01/15	7,075	4,921,228
Sunrise Util Sys Rev
AMBAC
5.50%, 10/01/13	2,445	2,624,561
Sweetwater Creek CDD
Series B-1
5.30%, 5/01/17	1,000	615,290
Series B-2
5.125%, 5/01/13	3,000	1,852,140

Tampa Occupational License Tax
FGIC Series A
5.375%, 10/01/17 - 10/01/18	8,110	8,440,664
Tampa Wtr & Swr Rev
Series A
5.25%, 10/01/18	1,160	1,213,406
Tampa-Hillsborough Cnty Express Parkway
AMBAC
5.00%, 7/01/12	8,575	8,634,853
Tern Bay CDD (Capital Impr Rev)
Series B
5.00%, 5/01/15 (c)	2,570	1,028,000
Venetian CDD (Capital Impr)
Series B
5.95%, 5/01/12	245	222,558
Verano Ctr CDD (Infra Proj)
Series B
5.00%, 11/01/12 - 11/01/13	5,075	3,553,380
Villages of Westport CDD
Series 05A
5.125%, 5/01/15	1,850	1,455,247
Waterford Estates CDD
5.125%, 5/01/13	2,000	1,332,700
Waterset North CDD (Spl Assmt)
Series B
6.55%, 11/01/15	7,015	5,862,015
Westchester CDD No. 1 (Spl Assmt)
6.00%, 5/01/23	4,485	3,099,897

		516,793,660

Georgia - 1.5%
Georgia
Series B
6.00%, 3/01/12	1,000	1,120,290
Series C
6.25%, 8/01/10	1,490	1,596,461
Georgia Muni Elec Auth
FSA Series A
5.25%, 1/01/14	4,230	4,565,989
MBIA Series A
5.25%, 1/01/14	3,625	3,861,676
Georgia Muni Elec Auth (Unrefunded) (Combustion Turbine Proj)
MBIA Series A
5.25%, 11/01/21	3,000	2,955,780
Main Street Natural Gas Inc.
Series 2006A
5.00%, 3/15/18	1,960	1,612,472

Series A
5.00%, 3/15/10 - 3/15/16	36,810	34,309,227
Series B
5.00%, 3/15/12 - 3/15/13	8,905	8,082,887
Main Street Natural Gas Inc. (Prepaid Gas)
Series A
5.00%, 3/15/17	2,900	2,438,552
Metro Atlanta Rapid Transit Auth
FGIC Series A
5.00%, 7/01/12 - 7/01/13	11,630	12,759,548

		73,302,882

Guam - 0.2%
Guam Govt Wtrwks Auth (Prerefunded) COP
5.18%, 7/01/15	6,872	7,141,389
Guam Govt Wtrwks Auth Wtr & Wastewtr Sys Rev
5.00%, 7/01/10	2,055	2,029,888
Series 05
5.00%, 7/01/13	1,345	1,283,627

		10,454,904

Hawaii - 1.6%
Hawaii
AMBAC
5.00%, 7/01/15	17,275	19,008,892
AMBAC Series DG
5.00%, 7/01/14	47,080	51,685,365
FGIC Series CN
6.00%, 3/01/09	105	105,822
FSA Series CX
5.50%, 2/01/21	2,540	2,631,110
Hawaii (Unrefunded)
FSA Series CX
5.50%, 2/01/17	4,055	4,284,148

		77,715,337

Illinois - 4.0%
Bolingbrook (Sales Tax Rev)
5.75%, 1/01/15 (d)	3,890	3,172,178
Chicago
FSA
5.00%, 1/01/16	5,000	5,443,900
FSA Series A
5.00%, 1/01/12	5,760	6,185,606
MBIA Series B
5.25%, 1/01/15	4,225	4,489,781
Chicago (Kingsbury Redev Proj)
Series A
6.57%, 2/15/13	2,000	1,850,680

Chicago (Prerefunded)
FGIC Series A
6.75%, 1/01/35	2,550	2,765,807
Chicago Brd of Ed (Lease Certificates)
MBIA Series A
6.25%, 1/01/11	1,880	2,007,088
Chicago HFA SFMR (Mtg Rev) AMT
GNMA/ FNMA/ FHLMC Series 99 A
6.35%, 10/01/30	95	85,589
Chicago O’Hare Int’l Arpt Rev, Second Lien
MBIA Series C
5.00%, 1/01/10	1,890	1,931,089
Chicago Park Dist Harbor Fac Rev (Prerefunded)
5.875%, 1/01/13 - 1/01/15	5,735	6,207,679
Chicago Pub Bldg Commission (Chicago Park Dist)
FGIC Series A
5.375%, 1/01/13	2,510	2,537,133
Chicago Pub Bldg Commission (Chicago Transit Auth)
AMBAC
5.00%, 3/01/09	1,180	1,187,080
5.25%, 3/01/21	4,000	4,474,800
Chicago Transit Auth, Capital Grant Receipts Rev (Fed Transit Administration, Section 5307)
AMBAC Series A
5.25%, 6/01/10	4,570	4,740,781
AMBAC Series B
5.00%, 6/01/09	2,000	2,025,360
Cortland Spl Tax Rev (Sheaffer Sys Proj)
5.50%, 3/01/17	5,078	3,523,980
Du Page Cnty (Jail Proj)
5.60%, 1/01/21	6,735	7,704,166
Du Page Cnty (Stormwater Proj)
5.60%, 1/01/21	1,920	2,196,288
Illinois
5.00%, 1/01/13	1,510	1,645,779
AMBAC
5.00%, 4/01/11 - 11/01/14	8,765	9,594,916
AMBAC Series B
5.00%, 3/01/14	8,080	8,894,545
FSA
5.00%, 9/01/14	5,550	6,150,399
5.375%, 10/01/10	11,015	11,511,005
FSA Series A
5.25%, 10/01/13	7,785	8,647,033

MBIA
5.25%, 4/01/11	6,535	6,940,824
5.375%, 7/01/10	8,985	9,372,882
MBIA Series Ser
5.25%, 10/01/21	1,740	1,782,491
MBIA-IBC Series B
5.00%, 3/01/15	5,000	5,444,050
Series B
5.00%, 3/01/13	8,275	9,031,252
Illinois (Prerefunded)
MBIA
5.75%, 12/01/13	2,390	2,573,695
Illinois Dedicated Tax Rev (Civic Ctr)
AMBAC
6.25%, 12/15/20	3,135	3,646,946
Illinois Dev Fin Auth (Adventist Hlth Sys)
MBIA Series B
3.732%, 1/01/19	5,730	5,005,499
Illinois Fin Auth (Advocate Hlthcare)
Series 2002
5.25%, 3/01/12	5,825	6,353,793
Illinois Sales Tax Rev
Series Q
6.00%, 6/15/12	3,225	3,444,107
Illinois Sales Tax Rev
Series U
5.00%, 6/15/09	1,150	1,150,644
Pingree Grove Village Special Tax (Cambridge Lakes Proj)
Series 5-1
5.25%, 3/01/15	1,433	1,155,242
Regional Transp Auth
FGIC Series B
5.50%, 6/01/17	1,025	1,150,091
FGIC Series C
7.75%, 6/01/20	1,005	1,267,496
Series A
5.00%, 7/01/16	5,285	5,836,067
Saint Clair Cnty
FGIC
5.625%, 10/01/13	3,410	3,563,075
Univ of Illinois (Prerefunded) COP
AMBAC Series A
5.50%, 8/15/18	2,340	2,553,946
Will & Kendall Counties Comnty Consolidated Sch Dist No. 202
FGIC
5.00%, 1/01/14 - 1/01/16	8,575	9,050,948

		188,295,710

Indiana - 0.6%
Allen Cnty Juvenile Justice Ctr (First Mtg Rev)
AMBAC
5.50%, 1/01/18	1,575	1,609,981
Dyer Redev Auth Econ Dev Lease
6.55%, 7/15/20	2,720	2,828,120
6.875%, 7/15/14	1,755	1,827,745
Indiana Fin Auth
Series A
5.00%, 2/01/13	2,125	2,332,761
Indiana Transp Fin Auth, Arpt Fac Lease Rev
AMBAC Series A
6.00%, 11/01/09	1,370	1,427,471
Indianapolis Gas Util Rev (Citizen Gas Util)
ASSURED GTY Series A
5.00%, 8/15/30 (b)	7,670	8,025,735
Indianapolis Loc Pub Impr Bond Bank
Series B
5.00%, 2/01/10	700	700,196
6.00%, 1/10/13	5,325	5,704,087
Jasper Cnty (Northern Indiana Pub Svc Co.)
MBIA
5.60%, 11/01/16	6,270	6,344,613

		30,800,709

Kansas - 0.3%
Wyandotte Cnty-Kansas City Uni Govt
AMBAC Series 2004
5.65%, 9/01/13 - 9/01/14	11,960	13,068,280
Wyandotte Cnty-Kansas City Uni Govt (Sales Tax)
Series B
4.75%, 12/01/16	2,920	2,319,414

		15,387,694

Kentucky - 0.3%
Kentucky Asset Liability Commission
MBIA
5.00%, 9/01/16	5,000	5,495,950
Kentucky St Ppty & Bldg Commission
FGIC
5.00%, 3/01/13 - 3/01/14	7,970	8,518,809

		14,014,759

Louisiana - 2.6%
Coves of the Highland Cnty CDD
5.60%, 11/01/21	4,025	2,773,708
De Soto Parish PCR (Int’l Paper Co)
Series A-2
5.00%, 10/01/12	4,700	4,055,912

Ernest N Morial-New Orleans Exhibit Hall Auth
AMBAC Series A
5.00%, 7/15/33	7,350	8,251,992
5.25%, 7/15/20	3,450	3,910,368
Lakeshore Villages Master CDD
5.25%, 7/01/17	9,833	7,081,038
Louisiana
AMBAC Series A
5.00%, 10/15/12	11,965	12,963,838
FSA
5.00%, 5/01/16	15,305	16,889,680
FSA Series C
5.00%, 5/01/13 - 5/01/15	22,765	24,890,215
Louisiana Agriculture Fin Auth
5.25%, 9/15/17	21,770	18,730,473
Louisiana Arpt Fac (Cargo ACQ Grp) AMT
Series 02
6.65%, 1/01/25	550	411,862
Louisiana St Citizens Ppty Insurance Corp.
AMBAC Series B
5.25%, 6/01/14	1,770	1,759,238
Louisiana St Office Fac Corp. Lease Rev (Capitol Complex Program)
MBIA Series A
5.50%, 3/01/11	2,000	2,032,720
Morehouse Parish
Series A
5.25%, 11/15/13	7,340	6,168,096
New Orleans
MBIA
5.25%, 12/01/20	5,845	5,612,778
Orange Grove CDD
5.30%, 11/01/21	1,745	1,125,926
Tangipahoa Parish Sch Dist
5.90%, 5/01/22	3,365	2,336,084
Terrebonne Parish Wtrwks Dist No. 1 Wtr Rev
AMBAC Series A
5.25%, 11/01/23	2,000	2,002,820

		120,996,748

Massachusetts - 4.4%
Massachusetts
MBIA Series 2004
5.50%, 12/01/19	7,720	8,662,226
Series 2002
5.50%, 11/01/15	1,785	2,049,983
Series A
5.50%, 1/01/11	1,305	1,391,391
Series B
5.00%, 11/01/10	2,200	2,313,234

Massachusetts (Consolidated Loan)
5.00%, 5/01/14	10,340	11,461,993
FGIC Series C
5.50%, 11/01/13 - 11/01/14	38,980	44,208,740
MBIA Series D
5.50%, 11/01/12	20,050	22,266,127
Series B
5.00%, 8/01/12	17,750	19,319,455
Series C
5.00%, 5/01/12	8,175	8,865,379
Massachusetts (Consolidated Loan) (Prerefunded)
MBIA Series D
5.375%, 8/01/22	2,605	2,858,258
Series C
5.375%, 12/01/18	11,870	12,913,373
5.75%, 10/01/14	3,325	3,531,881
Massachusetts Bay Transp Auth
GTD Series A
5.25%, 7/01/20	3,600	4,003,632
5.50%, 3/01/12	3,780	3,975,048
5.75%, 3/01/10	2,255	2,361,413
MBIA Series A
7.00%, 3/01/10	9,700	10,289,857
Massachusetts HEFA (Caregroup, Inc.)
Series E2
5.00%, 7/01/12 - 7/01/17	21,980	20,612,662
Massachusetts HEFA (Harvard Univ)
Series N
6.25%, 4/01/20	2,820	3,325,034
Massachusetts Port Auth
FSA Series B
5.50%, 7/01/09	1,780	1,799,829
Massachusetts Wtr Pollution Abatement Trust (New Bedford Program)
Series A
5.125%, 2/01/16	3,460	3,499,306
Massachusetts Wtr Pollution Abatement Trust (Prerefunded)
Series B
5.25%, 8/01/14	995	1,098,888
Massachusetts Wtr Pollution Abatement Trust (Unrefunded)
Series B
5.25%, 8/01/14	60	66,009
Univ of Massachusetts Bldg Auth
AMBAC
5.00%, 11/01/18	18,690	19,863,732

		210,737,450

Michigan - 1.5%
Detroit
MBIA Series 2004
5.00%, 4/01/09	2,450	2,434,981
Detroit City Sch Dist
AMBAC Series A
6.50%, 5/01/10	1,065	1,111,541
Detroit City Sch Dist (Sch Bldg & Site Impr)
FGIC Series 2A
5.00%, 5/01/32	1,405	1,576,073
Detroit Swr Disp Rev
FGIC Series A
6.00%, 7/01/29	3,105	3,269,317
MBIA Series B
6.00%, 7/01/10	2,510	2,628,723
Detroit Wtr Sup Sys Rev Senior Lien
FGIC Series A
5.25%, 7/01/33	5,155	5,515,231
Grand Rapids Wtr Sup Sys Rev
FGIC
5.75%, 1/01/12	2,100	2,233,959
Lansing Comnty Coll
FGIC
5.50%, 5/01/16	3,515	3,930,930
Michigan
FSA Series B
5.00%, 9/01/13	2,055	2,241,491
Michigan (New Ctr Dev) COP
MBIA
5.375%, 9/01/19	4,775	5,204,750
Michigan (Trunk Line)
FGIC
5.00%, 11/01/12	4,130	4,458,335
5.25%, 11/01/13	5,000	5,491,700
FSA Series 05B
5.00%, 9/01/11	5,130	5,462,475
FSA Series A
5.50%, 11/01/18	1,110	1,224,641
Michigan Muni Bond Auth
5.50%, 10/01/13	1,850	2,084,025
Michigan Muni Bond Auth (Clean Wtr Revolving Fund) (Prerefunded)
5.625%, 10/01/11	1,270	1,327,493
Michigan Muni Bond Auth (Sch Loan)
Series A
5.25%, 12/01/10	5,215	5,455,933
Michigan Pub Pwr Agy (Belle River Proj)
MBIA
5.25%, 1/01/14	3,380	3,751,225

MBIA Series A
5.25%, 1/01/10	9,065	9,371,125
Walled Lake Consolidated Sch Dist
Q-SBLF
5.75%, 5/01/13	2,000	2,119,280

		70,893,228

Minnesota - 0.3%
Minnesota Muni Pwr Agy Elec Rev
4.50%, 10/01/12	2,395	2,472,981
Saint Paul Hsg & Redev Auth Rev (Healtheast Proj)
5.15%, 11/15/20	2,770	1,785,957
5.75%, 11/15/21	1,750	1,173,218
Southern Minnesota Muni Pwr Agy
AMBAC Series A
5.25%, 1/01/16	6,820	7,283,692

		12,715,848

Missouri - 0.2%
Jackson Cnty Pub Bldg Corp. Leasehold Rev (Capital Impr Proj)
5.00%, 12/01/25	1,955	1,946,085
Kansas City Muni Assistance Corp.
FGIC
5.00%, 4/15/13	7,215	7,816,731
Missouri Hsg Dev Commission, SFMR AMT
GNMA/ FNMA Series B-2
6.40%, 9/01/29	285	280,660

		10,043,476

Nebraska - 0.2%
Nebraska Pub Pwr Dist
MBIA Series B
5.00%, 1/01/11	10,355	10,837,129

Nevada - 4.5%
Clark Cnty
AMBAC
5.00%, 7/01/14 - 11/01/16	43,365	47,917,317
AMBAC Series A
6.50%, 6/01/17	1,760	2,097,621
FSA Series A
5.00%, 6/01/12	8,695	9,373,123
FSA Series B
5.00%, 6/01/12 - 6/01/13	12,325	13,351,096
Clark Cnty Impr Dist (Dist No. 142)
5.00%, 8/01/10	3,395	3,136,776
5.30%, 8/01/11	1,570	1,391,051
Clark Cnty Impr Dist (Summerlin No. 151)
3.95%, 8/01/09	470	446,434
4.40%, 8/01/12	190	149,959

Clark Cnty Passenger Fac (McCarran Intl)
Series 2008
5.00%, 7/01/12	2,745	2,857,957
5.25%, 7/01/17	16,695	17,248,773
Series A
5.00%, 7/01/13 - 7/01/14	8,225	8,575,311
Clark Cnty PCR (Southern California) AMT
Series C
3.25%, 6/01/31 (b)	1,195	1,196,279
Clark Cnty Sch Dist
FGIC Series A
5.00%, 6/15/17	27,880	29,713,947
5.25%, 6/15/14	5,505	6,044,215
FSA
5.50%, 6/15/12	13,425	14,564,783
FSA Series C
5.00%, 6/15/19	22,380	23,215,893
5.25%, 6/15/13	8,800	9,594,552
MBIA Series C
5.00%, 6/15/10 - 6/15/13	8,740	9,325,459
MBIA Series D
5.25%, 6/15/12	5,000	5,392,350
Henderson Loc Impr Dist No. T-16
4.75%, 3/01/13	975	470,613
Las Vegas Spl Impr Dist No. 607 (Loc Impr Bonds)
5.15%, 6/01/11	1,995	1,803,141
Nevada
Series 2008C
5.00%, 6/01/15	4,555	5,045,619

		212,912,269

New Hampshire - 0.3%
Manchester Hsg & Redev Auth
ACA Series A
6.75%, 1/01/13 - 1/01/15	6,155	5,957,566
New Hampshire HEFA
AMBAC
5.375%, 7/01/20	7,090	7,414,155

		13,371,721

New Jersey - 8.3%
Garden St Preservation Trust (Open Space & Farmland)
FSA Series 05A
5.80%, 11/01/17	2,325	2,643,781
New Jersey
5.00%, 6/01/16	4,570	5,124,250
5.25%, 7/01/16	3,515	3,998,805
MBIA-IBC
5.50%, 8/01/11	3,530	3,811,129

New Jersey COP
Series A
5.00%, 6/15/13 - 6/15/14	7,320	7,856,355
New Jersey EDA
5.00%, 5/01/15	25,000	27,020,000
MBIA Series 1A
5.00%, 7/01/11	11,795	12,425,561
MBIA Series G
5.00%, 9/01/15	3,645	3,868,074
New Jersey EDA (Cigarette Tax)
FGIC
5.00%, 6/15/09 - 6/15/10	16,155	16,170,305
FGIC Series 4
5.00%, 6/15/11	4,690	4,701,584
FSA
5.00%, 6/15/09	2,565	2,576,004
New Jersey EDA (Market Transition Fac Rev, Senior Lien)
MBIA Series A
5.00%, 7/01/09	3,790	3,848,972
New Jersey EDA (New Jersey Transit Corp. Light Rail Sys)
5.00%, 5/01/16	30,310	32,673,877
New Jersey EDA (Sch Fac Constr)
MBIA Series G
5.00%, 9/01/13	20,445	22,041,754
Series W
5.00%, 3/01/15	2,325	2,484,565
New Jersey EDA (Spl Cigarette Tax)
FSA Series 4
5.00%, 6/15/10	3,615	3,614,892
New Jersey Hlth Care Fac Fin Auth (Jersey City Med Ctr)
AMBAC FHA
4.80%, 8/01/21	180	180,308
New Jersey St Trpk Auth (Unrefunded)
MBIA Series A
6.00%, 1/01/11	14,175	15,005,797
New Jersey Transp Trust Fund Auth
AMBAC Series A
5.50%, 12/15/13	7,415	8,089,468
AMBAC Series C
5.25%, 12/15/09	2,425	2,506,213
FGIC Series A
5.00%, 6/15/13 - 6/15/14	11,520	12,380,621
FGIC Series B
5.25%, 12/15/13	5,000	5,424,500
FSA Series C
5.75%, 12/15/12	5,000	5,484,050

MBIA Series A
5.25%, 12/15/11 - 12/15/13	36,415	39,406,893
MBIA Series B
5.25%, 12/15/13 - 12/15/14	20,765	22,700,809
Tobacco Settlement Fin Corp.
6.25%, 6/01/43	22,020	25,701,964
6.75%, 6/01/39	84,940	100,913,816

		392,654,347

New York - 7.9%
Metro Transp Auth, Dedicated Tax Fund (Prerefunded)
FGIC Series A
5.00%, 4/01/23	2,835	3,287,012
New York City
5.25%, 8/01/16	17,120	18,482,067
Series 4B
5.00%, 8/01/10	14,270	14,795,279
Series 4G
5.00%, 8/01/12	21,110	22,396,232
Series B
5.00%, 9/01/15	10,000	10,687,000
Series C
5.00%, 1/01/15 - 1/01/16	15,370	16,406,846
5.50%, 8/01/14	4,780	5,148,968
Series D
5.00%, 2/01/15 - 2/01/16	10,290	11,004,152
Series E
5.00%, 8/01/14 - 8/01/16	36,490	38,981,947
Series G
5.00%, 8/01/11	7,360	7,728,663
Series H
5.00%, 8/01/11	3,450	3,622,811
Series I
5.00%, 8/01/10	4,520	4,686,381
5.875%, 3/15/13	100	100,134
Series J
5.00%, 3/01/17	2,355	2,440,581
Series J-1
5.00%, 8/01/13	10,920	11,658,192
Series N
5.00%, 8/01/12	2,020	2,143,079
New York City TFA
5.00%, 8/01/11	4,900	5,224,548
MBIA Series D
5.25%, 2/01/20	2,360	2,445,479
MBIA Series E
5.25%, 2/01/21	2,760	2,849,562
New York City TFA (Future Tax Secured)
MBIA Series E
5.25%, 2/01/22	4,685	4,807,185

New York N Y City Transitionalref Future
Tax Secd B
Series B
5.25%, 2/01/29 (b)	14,005	14,464,364
New York St Dorm Auth
6.00%, 12/01/16	4,530	3,714,600
New York St Dorm Auth (City Univ)
Series 2008B
5.00%, 7/01/15 - 7/01/16	33,770	35,779,823
Series A
5.75%, 7/01/13	1,280	1,362,355
New York St Dorm Auth (Mental Hlth Fac Impr)
FSA Series B
5.00%, 2/15/10	2,160	2,237,414
New York St Dorm Auth (Mental Hlth Svc)
MBIA Series 1998D
5.25%, 2/15/13	115	116,120
New York St Dorm Auth (NY Univ)
MBIA Series A
6.00%, 7/01/18	2,865	3,323,429
New York St Dorm Auth (Orange Regl Med Ctr)
6.00%, 12/01/13 - 12/01/15	9,500	8,103,019
Series 2008
5.50%, 12/01/11	3,000	2,731,650
New York St Hsg Fin Agy (Affordable Hsg)
Series B
4.05%, 11/01/10	6,950	6,817,255
New York St Thruway Auth (Hwy & Brdg Trust Fund)
FGIC Series B
5.00%, 4/01/13 - 4/01/16	50,800	54,393,213
FSA Series B
5.00%, 4/01/15	10,255	11,085,655
MBIA Series A
5.00%, 4/01/21	4,700	5,231,382
MBIA Series C
5.25%, 4/01/11	6,115	6,456,339
New York St Thruway Auth (Personal Income Tax)
FSA Series A
5.00%, 3/15/18	7,860	8,291,278
Tobacco Settlement Fin Corp.
Series 2008
5.00%, 6/01/12	5,840	6,040,779
Series B-1C
5.50%, 6/01/14	16,590	16,665,982

		375,710,775

North Carolina - 3.9%
North Carolina Eastern Muni Pwr Agy
ACA Series B
6.125%, 1/01/09	2,105	2,105,000
Series A
5.00%, 1/01/14 - 1/01/15	9,410	9,358,457
5.50%, 1/01/11	3,740	3,821,682
Series B
5.70%, 1/01/17	1,880	1,880,677
6.125%, 1/01/09	3,935	3,935,000
Series C
5.25%, 1/01/11	2,765	2,812,364
Series D
6.45%, 1/01/14	630	644,553
North Carolina Eastern Muni Pwr Agy (Prerefunded)
Series A
6.00%, 1/01/26	1,720	2,038,871
North Carolina Infra Fin Corp.
FSA Series A
5.00%, 2/01/13 - 2/01/15	22,430	24,804,936
Series A
5.00%, 2/01/13	4,295	4,694,005
North Carolina Muni Pwr Agy No 1 (Catawba Elec Rev)
5.25%, 1/01/14	15,545	16,358,003
AMBAC Series A
5.25%, 1/01/15	5,450	5,733,564
Series A
5.25%, 1/01/15 - 1/01/17	63,995	66,856,153
5.50%, 1/01/12 - 1/01/13	13,755	14,479,134
Series C
5.25%, 1/01/14 - 1/01/17	18,155	18,965,671
North Carolina Muni Pwr Agy No 1 (Catawba Elec Rev) ETM
5.50%, 1/01/13	4,170	4,519,946

		183,008,016

Ohio - 1.7%
Cincinnati
Series A
5.00%, 12/01/15	5,780	6,491,923
Cleveland
FGIC Series K
5.25%, 1/01/13	5,000	5,381,300
Cuyahoga Cnty Hosp Fac (Canton Inc Proj)
6.75%, 1/01/10	475	482,918
Hamilton Cnty Sales Tax (Prerefunded)
AMBAC Series B
5.75%, 12/01/12 - 12/01/13	5,145	5,540,445

Hamilton Cnty Sales Tax (Unrefunded)
AMBAC Series B
5.75%, 12/01/12 - 12/01/13	1,310	1,387,573
Montgomery Cnty Hosp Rev (Grandview Hosp & Med Ctr)
5.60%, 12/01/11	1,000	1,036,610
Montgomery Cnty Hosp Rev (Grandview Hosp & Med Ctr) ETM
5.40%, 12/01/09	1,145	1,184,880
Montgomery Cnty Hosp Rev (Grandview Hosp & Med Ctr) (Prerefunded)
5.50%, 12/01/10	2,100	2,175,012
Ohio
Series A
5.00%, 6/15/14	2,195	2,444,176
Series I
5.00%, 5/01/14	5,000	5,558,250
Ohio (Common Sch)
Series B
5.00%, 9/15/11	1,785	1,915,841
Ohio (Hgr Ed Cap Fac)
AMBAC Series A
5.00%, 8/01/11	16,500	17,609,295
Ohio St Bldg Auth
5.00%, 4/01/12	5,000	5,410,400
Ohio St Bldg Auth (Workers Compensation Fac)
FGIC Series A
5.00%, 4/01/12	7,265	7,873,081
Ohio St Hgr Ed Cap Fac
Series A
5.20%, 2/01/10	6,890	7,178,140
Ohio Wtr Dev Auth
Series 2008C
7.25%, 11/01/32 (b)	6,980	6,985,863
Port Auth Columbiana Cnty SWFR (Liberty Waste Transp LLC Proj) AMT
Series A
7.00%, 8/01/21	4,355	3,649,403

		82,305,110

Oklahoma - 1.3%
McGee Creek Auth Wtr Rev
MBIA
6.00%, 1/01/23	3,980	4,264,888
Oklahoma Dev Fin Auth (Hillcrest Hlthcare Sys) ETM
Series A
5.00%, 8/15/09	1,000	1,023,880
Oklahoma Dev Fin Auth (Hillcrest Hlthcare Sys) (Prerefunded)
Series A
5.75%, 8/15/13	2,240	2,325,904

Oklahoma Hsg Fin Agy MFHR AMT
Series B-2
6.55%, 3/01/29	15	14,924
Tulsa Cnty Indl Auth (Capital Impr Rev)
FSA Series B
5.00%, 5/15/10 - 5/15/12	51,315	54,542,052

		62,171,648

Oregon - 0.5%
Clackamas & Washington Cnty (Dist No. 003)
FGIC Series B
5.00%, 6/15/12	5,190	5,643,865
Oregon St Dept of Administrative Svs
MBIA Series B
5.25%, 5/01/14	1,775	1,878,891
Portland Swr Sys Rev
MBIA Series A
5.00%, 6/15/13	5,090	5,601,494
Tri-Cnty Metro Transp Dist
MBIA
4.00%, 5/01/14	4,500	4,512,780
5.00%, 5/01/12	1,080	1,161,173
Washington Cnty Sch Dist No. 48 (J Beaverton Ref)
FSA
5.00%, 6/01/13	4,600	5,078,538

		23,876,741

Pennsylvania - 3.8%
Allegheny Cnty
MBIA Series C-54
5.375%, 11/01/18	3,400	3,819,832
Allegheny Cnty Arpt Rev (Pittsburgh In’l Arpt) AMT
MBIA Series A-1
5.75%, 1/01/09	4,310	4,310,000
Allegheny Cnty Hosp Dev Auth (Univ of Pittsburgh Med Ctr)
Series 2008A
5.00%, 9/01/14	46,500	47,136,585
Series B
5.00%, 6/15/18	8,200	7,956,214
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys)
Series A
5.00%, 11/15/09 - 11/15/13	23,340	20,395,479
Series B
9.25%, 11/15/22	3,155	3,613,232
Allegheny Cnty Redev Auth (Pittsburgh Mills Proj)
5.10%, 7/01/14	560	476,627
Bucks Cnty IDA (Waste Mangement Inc. Proj)
3.90%, 12/01/22 (b)	15,180	14,849,380

Central Bucks Sch Dist
5.00%, 5/15/16	5,000	5,596,150
Chester Cnty HEFA (Chester Cnty Hosp)
Series A
6.75%, 7/01/21	1,320	1,087,033
Pennsylvania
5.25%, 7/01/14	13,440	15,154,675
FGIC
5.50%, 2/01/14	5,310	6,020,691
MBIA
5.25%, 2/01/14	10,885	12,213,514
5.375%, 7/01/16	2,225	2,543,286
MBIA Series Third Series
5.00%, 2/01/15	13,725	15,074,442
Pennsylvania St Pub Sch Bldg Auth
Series A
5.00%, 6/01/14	5,370	5,972,622
Philadelphia IDA (Univ of Pennsylvania)
1.82%, 4/26/14 (a)(e)	7,300	6,827,836
Philadelphia Parking Auth
FSA
5.50%, 9/01/11	1,915	1,947,651
Westmoreland Cnty Muni Auth Muni Svc Rev
FGIC
5.00%, 8/15/09	4,135	4,187,845

		179,183,094

Puerto Rico - 1.7%
Comwlth of Puerto Rico
Series A
5.25%, 7/01/11	2,135	2,086,365
Govt Dev Bank for Puerto Rico
Series B
5.00%, 12/01/13	3,445	3,216,011
Puerto Rico
Series A
5.00%, 7/01/30 (b)	26,525	24,931,909
Puerto Rico Govt Dev Bank
Series B
5.00%, 12/01/10	690	675,365
Puerto Rico Pub Bldg Auth
Series M
5.50%, 7/01/13	15,205	14,584,484
Puerto Rico Pub Fin Corp.
Series A
5.75%, 8/01/27 (b)	10,145	9,554,662

Univ of Puerto Rico
Series P
5.00%, 6/01/12 - 6/01/14	13,525	12,727,508
Series Q
5.00%, 6/01/12 - 6/01/15	13,055	12,103,395

		79,879,699

Rhode Island - 0.3%
Providence Pub Bldg Auth
FSA Series A
5.10%, 12/15/09	1,000	1,001,260
Rhode Island Depositors Econ Protection Corp. ETM
FSA Series A
5.50%, 8/01/20	1,500	1,700,205
5.75%, 8/01/19	4,940	5,752,877
Series A
6.375%, 8/01/22	5,780	7,043,161

		15,497,503

South Carolina - 1.1%
Greenville Cnty Sch Dist
5.00%, 12/01/10 - 12/01/15	22,600	24,433,455
Horry Cnty Sch Dist
SCSDE Series A
5.375%, 3/01/18	5,285	5,591,054
Lancaster Cnty Assmt Rev (Edenmoor Impr Dist)
Series B
5.375%, 12/01/16	3,726	2,757,799
Newberry Investing in Children Ed Newberry Cnty (Sch Dist Proj)
5.25%, 12/01/23 - 12/01/25	2,315	1,880,029
Richland Cnty
Series A
4.60%, 9/01/12	6,350	5,388,102
South Carolina St Pub Svc Auth
FSA Series D
5.25%, 1/01/14	2,080	2,259,483
MBIA Series B
5.00%, 1/01/11 - 1/01/12	7,385	7,873,383

		50,183,305

Tennessee - 0.1%
Memphis-Shelby Cnty Arpt Auth
AMBAC Series D
6.25%, 3/01/18	3,000	2,956,650
Memphis-Shelby Cnty Arpt Auth AMT
MBIA Series A
6.25%, 2/15/10	1,000	1,029,930
Tennessee Energy Acquisition Corp. (Prepaid Gas)
Series A
5.25%, 9/01/21	2,115	1,584,558

		5,571,138

Texas - 9.1%
Arlington ISD
5.00%, 2/15/13	2,000	2,192,380
PSF-GTD
5.00%, 2/15/14 - 2/15/21	3,285	3,629,537
Austin Elec Util Sys
FSA
5.00%, 11/15/13	3,035	3,329,000
Bell Cnty Hlth Fac Dev Corp (Lutheran Gen Hlthcare Sys) ETM
6.50%, 7/01/19	1,000	1,215,250
Brownsville Util Sys Rev
AMBAC
6.25%, 9/01/10 - 9/01/11	2,775	3,019,375
Camino Real Regl Mobility Auth
5.00%, 2/15/14 - 2/15/22	66,195	69,685,237
Series 2008
5.00%, 8/15/21	5,000	4,917,150
Clear Creek ISD
Series A
5.00%, 2/15/16	1,280	1,421,965
Conroe ISD
5.00%, 2/15/16	6,260	6,873,230
Dallas
5.00%, 2/15/13 - 2/15/14	12,505	13,795,243
Dallas Cnty Util & Reclamation Dist
MBIA
5.00%, 2/15/10	4,630	4,766,446
Dallas Wtrwks & Swr Sys Rev (Refunded)
5.00%, 10/01/13	1,225	1,245,531
AMBAC Series 2007
5.00%, 10/01/14	8,295	9,199,819
El Paso
FGIC
5.00%, 8/15/12	5,750	6,238,750
Fort Worth ISD
5.00%, 2/15/16	5,000	5,554,550
Fort Worth Wtr & Swr Rev
FSA Series A
5.00%, 2/15/11	5,000	5,302,750
Harris Cnty (Permanent Impr)
Series A
5.25%, 10/01/24	14,000	14,375,060
Harris Cnty (Prerefunded)
5.375%, 10/01/18	1,475	1,615,951
Harris Cnty (Unrefunded)
5.375%, 10/01/18	920	966,304
Harris Cnty Flood Ctl Dist
Series A
5.25%, 10/01/20 - 10/01/23	11,970	13,425,911

Houston
MBIA Series A
5.00%, 3/01/11 - 3/01/12	32,690	34,600,195
5.25%, 3/01/14	10,040	11,120,806
MBIA Series B
5.25%, 3/01/12	1,720	1,861,401
Houston Hotel Occupancy Tax & Spl Rev (Conventions & Entertainment)
AMBAC Series A
5.50%, 9/01/10	3,000	3,149,730
Houston Wtr & Swr Sys Rev Junior Lien Forward (Prerefunded)
AMBAC Series B
5.75%, 12/01/16 - 12/01/17	5,000	5,660,250
Katy Dev Auth (Metro Contract)
Series A
5.75%, 6/01/09	3,020	2,983,398
Lower Colorado River Auth
FSA Series 1999
5.875%, 5/15/16	10,760	10,942,274
FSA Series A
5.875%, 5/15/16	25	25,702
Magnolia ISD
5.00%, 8/15/16	425	429,764
North Texas Tollway Auth
Series 2008H
5.00%, 1/01/38 - 1/01/42 (b)	17,200	17,325,988
Series 2008H-1
5.00%, 1/01/43 (b)	49,875	50,024,126
Plano
5.00%, 9/01/13	5,045	5,572,202
Retama Dev Corp Spl Fac Rev (Retama Racetrack) ETM
8.75%, 12/15/13 - 12/15/15	7,105	8,986,018
SA Energy Acquisition Pub Fac Corp.
5.25%, 8/01/15	1,880	1,606,498
San Antonio Cnty
FGIC Series 2006
5.25%, 8/01/12	5,000	5,484,600
San Antonio Elec & Gas Pwr Sys
5.25%, 2/01/14	4,395	4,848,037
5.375%, 2/01/13 - 2/01/20	7,500	8,213,725
San Antonio Wtr Sys Rev
FSA
5.50%, 5/15/18	4,000	4,249,920
Tarrant Cnty Cultural Ed Fac Fin Corp.
5.25%, 11/15/16	1,160	905,809
Tarrant Cnty Hlth Fac Dev Corp (Harris Mthodist Hlth Sys) ETM
AMBAC Series A
5.125%, 9/01/12	2,255	2,389,646

Texas (Prerefunded)
5.25%, 8/01/21 (f)	660	676,652
Series A
5.50%, 10/01/12	1,055	1,141,942
Texas (Unrefunded)
5.25%, 8/01/21	2,215	2,228,622
Texas A & M Univ Rev (Fin Sys)
Series B
5.00%, 5/15/12	1,710	1,858,924
Texas Muni Pwr Agy
MBIA
Zero Coupon, 9/01/13	2,345	2,005,467
5.25%, 9/01/09	1,530	1,565,787
Texas Pub Fin Auth
AMBAC
5.00%, 2/01/15	5,000	5,437,050
Texas St Transp Commission
5.00%, 4/01/14 - 4/01/16	14,985	16,727,316
Series A
5.00%, 4/01/13	6,935	7,630,442
5.25%, 4/01/14	10,185	11,428,894
Texas St Univ Sys
FSA
5.25%, 3/15/13	5,320	5,776,137
Univ of Texas
Series A
5.25%, 8/15/16	1,125	1,278,799
Series B
5.00%, 8/15/14	5,535	6,162,780
Series D
5.00%, 8/15/14	5,850	6,513,507
Univ of Texas (Prerefunded)
Series B
5.375%, 8/15/19	1,270	1,380,401
Williamson Cnty
MBIA
5.00%, 2/15/14	5,000	5,552,750

		430,514,998

Utah - 0.1%
Intermountain Pwr Agy, Pwr Sup Rev
AMBAC
5.00%, 7/01/10	1,505	1,564,478
FSA Series A
5.00%, 7/01/10	2,870	2,995,878

		4,560,356

Virginia - 0.5%
Amelia Cnty IDA
4.80%, 4/01/27 (b)	1,040	1,020,063

Broad Street CDA
7.125%, 6/01/15	3,510	3,091,924
Celebrate North CDD (Spl Assmt Rev)
Series B
6.25%, 3/01/18	3,561	2,815,148
Hampton
MBIA
5.00%, 1/15/15	5,000	5,588,300
Norfolk
MBIA
5.00%, 3/01/14	3,065	3,400,342
Richmond
FSA
5.50%, 1/15/12	4,000	4,306,560
Virginia Pub Bldg Auth
Series B
5.00%, 8/01/14	3,700	4,131,161

		24,353,498

Washington - 10.1%
Central Puget Sound Regl Transp Auth
AMBAC Series A
5.00%, 11/01/18	1,015	1,086,923
Cowlitz Cnty Spl Swr Rev (Wastewtr Treatment)
FGIC
5.50%, 11/01/19	1,435	1,520,139
Douglas Cnty Sch Dist No. 206 (Eastmont)
FGIC
5.75%, 12/01/14	1,150	1,260,894
Energy Northwest
AMBAC Series A
5.00%, 7/01/18	5,040	5,322,442
5.25%, 7/01/11	4,505	4,808,933
MBIA Series A
5.25%, 7/01/13	6,545	7,202,053
5.50%, 7/01/12	1,855	2,031,225
5.75%, 7/01/17	7,000	7,399,560
Series 2007
5.00%, 7/01/16	9,355	10,272,071
Series 2008A
5.25%, 7/01/16	6,395	7,126,396
Series A
5.00%, 7/01/12 - 7/01/15	31,130	34,101,959
5.50%, 7/01/13	3,840	4,265,664
Series C
5.00%, 7/01/14 - 7/01/16	26,260	28,815,963
Series D
5.00%, 7/01/13	5,060	5,515,096
XLCA Series A
5.50%, 7/01/10	1,350	1,411,546

Energy Northwest (Bonneville Pwr Admin)
Series 2007C
5.00%, 7/01/16 - 7/01/17	17,700	19,368,588
Energy Northwest (Columbia Generating)
MBIA Series A
5.75%, 7/01/18	2,455	2,576,375
King Cnty Sch Dist No. 1 Seattle
Series A
5.00%, 12/01/12 - 12/01/13	73,650	80,745,125
Seattle
FSA
5.00%, 8/01/13	9,915	10,942,789
Seattle Muni Light & Pwr Rev
5.625%, 12/01/12 - 12/01/16	6,590	6,926,452
Tacoma City
FSA
5.00%, 1/01/15	20,945	23,333,987
Washington
AMBAC
5.00%, 1/01/12 - 1/01/14	43,250	47,058,147
AMBAC Series A
5.00%, 1/01/14	8,810	9,719,016
AMBAC Series C
5.00%, 1/01/15 - 1/01/16	17,610	19,630,825
AMBAC Series D
5.00%, 1/01/14	7,610	8,395,200
AMBAC Series E
5.00%, 1/01/13 - 1/01/14	8,775	9,638,330
FSA
5.00%, 7/01/14 - 7/01/15	10,550	11,748,606
FSA Series 2007A
5.00%, 7/01/14	6,260	6,952,481
FSA Series B
5.00%, 7/01/13	5,785	6,361,591
FSA Series D
5.00%, 1/01/14	2,655	2,935,474
MBIA Series 2004A
5.00%, 7/01/13	2,050	2,249,772
Series 2003A
5.00%, 7/01/13	5,000	5,400,900
Series 2008D
5.00%, 1/01/15	5,980	6,651,614
Series A
5.00%, 7/01/13	10,330	11,336,658
Series B
5.00%, 7/01/13	1,700	1,865,665
Series C
5.00%, 1/01/13 - 1/01/17	51,490	56,725,389

Washington (Various Purpose)
AMBAC Series 2006A
5.00%, 7/01/13	3,435	3,769,741
Washington Hlth Care Fac Auth (Children’s Hosp)
FSA
5.25%, 10/01/14	3,975	3,988,674

		480,462,263

Wisconsin - 2.6%
Milwaukee Metro Swr Dist
5.00%, 10/01/16	3,710	4,158,873
Wisconsin
AMBAC Series 1
5.00%, 5/01/15 - 5/01/16	12,830	14,253,757
FGIC Series 3
5.25%, 5/01/13	5,500	6,072,715
FGIC Series E
5.00%, 5/01/15	4,175	4,634,500
FSA Series B
5.25%, 5/01/17	2,000	2,137,600
MBIA Series 1
5.25%, 5/01/13	4,545	5,018,271
5.50%, 5/01/10	5,205	5,440,891
MBIA Series 2
5.00%, 5/01/14	19,965	22,058,730
MBIA Series A
5.00%, 5/01/13	12,570	13,751,580
MBIA Series B
5.00%, 5/01/11 - 5/01/13	16,390	17,536,646
Wisconsin St Transp Rev
AMBAC Series B
5.00%, 7/01/13	4,270	4,652,165
FGIC
5.00%, 7/01/16	6,885	7,602,899
FGIC Series I
5.00%, 7/01/17	2,000	2,192,440
FSA Series A
5.25%, 7/01/16	9,690	10,893,207
Wisconsin Transp Rev
FSA Series A
5.25%, 7/01/14	2,920	3,256,296

		123,660,570

Total Long-Term Municipal Bonds (cost $4,668,706,909)		4,661,528,126

Short-Term Municipal Notes - 0.1%
Connecticut - 0.1%
Connecticut Hlth & Educational Fac Auth (Mulberry Gardens)
Series E
1.15%, 7/01/36 (g)	1,875	1,875,000

New Jersey - 0.0%
New Jersey EDA
0.85%, 9/01/31 (g)	500	500,000

South Carolina - 0.0%
South Carolina Jobs-EDA (Ashley Hall Fndtn)
Series 2007
1.20%, 12/01/36 (g)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $3,375,000)		3,375,000

Total Investment - 98.4% (cost $4,672,081,909)		4,664,903,126
Other assets less liabilities - 1.6%		76,688,529

Net Assets - 100.0%		$4,741,591,655

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$22,255	2/12/12	SIFMA	*	3.548%	$1,389,157

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2008.
(b)	Variable rate coupon, rate shown as of December 31, 2008.
(c)	Illiquid security.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the market value of this security amounted to $6,827,836 or 0.1% of net assets.
(f)	As of December 31, 2008, the Portfolio held 46.6% of net assets in insured bonds (of this amount 0.0% represents the Portfolio’s holding in pre-refunded insured bonds).
(g)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of December 31, 2008, the Portfolio held 50.2% of net assets in insured bonds (of this amount 7.9% represents the Portfolio’s holding in pre-refunded insured bonds). 21.6% of the Portfolio’s insured bonds were insured by MBIA.

Glossary:

ACA AMBAC AMT ASSURED GTY CDA CDD CFD COP EDA ETM FGIC FHA FHLMC FNMA FSA GNMA HEFA HFA IDA ISD MBIA MFHR PCR Q-SBLF SFMR ST GTD SWFR TRAN XLCA	- - - - - - - - - - - - - - - - - - - - - - - - - - - - -

    ACA Capital

    American Bond Assurance Corporation

    Alternative Minimum Tax (subject to)

    Assured Guaranty

    Community Development Administration

    Community Development District

    Community Facilities District

    Certificate of Participation

    Economic Development Agency

    Escrow to Maturity

    Financial Guaranty Insurance Company

    Federal Housing Administration

    Federal Home Loan Mortgage Corporation

    Federal National Mortgage Association

    Financial Security Assurance Inc.

    Government National Mortgage Association

    Health & Education Facility Authority

    Housing Finance Authority

    Industrial Development Authority/Agency

    Independent School District

    Municipal Bond Investors Assurance

    Multi-Family Housing Revenue

    Pollution Control Revenue Bond

    Qualified School Bond Loan Fund

    Single Family Mortgage Revenue

    State Guaranteed

    Solid Waste Facility Revenue

    Tax & Revenue Anticipation Note

    XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

SCB Diversified Municipal

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		4,664,903,126			– 0	–
Level 3		– 0	–		1,389,157

Total		$4,664,903,126			$1,389,157

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities			Other Financial Instruments
Balance as of 10/1/2008	$	– 0	–	$451,472
Accrued discounts /premiums		– 0	–	– 0	–
Realized gain (loss)		– 0	–	– 0	– *
Change in unrealized appreciation/depreciation		– 0	–	937,685
Net purchases (sales)		– 0	–	– 0	–
Net transfers in and/or out of Level 3		– 0	–	– 0	–

Balance as of 12/31/08	$	– 0	–	$1,389,157

Net change in unrealized appreciation/depreciation from Investments still held as of 12/31/2008	$	– 0	–	$937,685

*	The realized gain (loss) recognized during the period ended 12/31/08 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:	/s/ Marilyn Fedak
Marilyn Fedak President

Date: February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marilyn Fedak
Marilyn Fedak
President

Date: February 20, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: February 20, 2009